SPARTAN(registered trademark)


(registered trademark)
PENNSYLVANIA
MUNICIPAL
FUNDS


ANNUAL REPORT
DECEMBER 31, 1996
CONTENTS

CHECK PAGE NUMBERS !!!



PRESIDENT'S MESSAGE                                3     Ned Johnson on investing
                                                         strategies.

SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

 PERFORMANCE                                       4     How the fund has done over time.

 FUND TALK                                         7     The manager's review of fund
                                                         performance, strategy and outlook.

 INVESTMENT CHANGES                                10    A summary of major shifts in the
                                                         fund's investments over the past six
                                                         months
                                                         and one year.

 INVESTMENTS                                       11    A complete list of the fund's
                                                         investments with their market
                                                         values.

 FINANCIAL STATEMENTS                              18    Statements of assets and liabilities,
                                                         operations, and changes in net
                                                         assets,
                                                         as well as financial highlights.

SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

 PERFORMANCE                                       22    How the fund has done over time.

 FUND TALK                                         24    The manager's review of fund
                                                         performance, strategy and outlook.

 INVESTMENT CHANGES                                26    A summary of major shifts in the
                                                         fund's investments over the past six
                                                         months
                                                         and one year.

 INVESTMENTS                                       27    A complete list of the fund's
                                                         investments with their market
                                                         values.

 FINANCIAL STATEMENTS                              32    Statements of assets and liabilities,
                                                         operations, and changes in net
                                                         assets,
                                                         as well as financial highlights.

NOTES                                              36    Notes to the financial statements.

REPORT OF INDEPENDENT                              39    The auditors' opinion.
ACCOUNTANTS


To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR
THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR
ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns.
An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d

SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND



PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits the fund earned upon the sale of securities that have grown in value), and the effect of the $5 account closeout fee on an average sized account. You can also look at the fund's income, as measured by the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the past ten years total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                  PAST 1   PAST 5   PAST 10
                                                 YEAR     YEARS    YEARS

Spartan Pennsylvania Municipal Income Fu         4.01%    43.25%   104.23%
nd

Lehman Brothers Pennsylvania                     4.54%    n/a      n/a
 Municipal Bond Index

Pennsylvania Municipal Debt Funds                3.52%    40.13%   n/a
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or ten years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Pennsylvania
Municipal Bond Index, which includes Pennsylvania investment-grade municipal bonds. To measure how the fund's performance stacked up against its peers, you can compare it to the Pennsylvania municipal debt funds average, which reflects the performance of 66 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past one year. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                  PAST 1   PAST 5   PAST 10
                                                 YEAR     YEARS    YEARS

Spartan Pennsylvania Municipal Income Fu         4.01%    7.45%    7.40%
nd

Lehman Brothers Pennsylvania                     4.54%    n/a      n/a
 Municipal Bond Index

Pennsylvania Municipal Debt Funds                3.52%    6.98%    n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961231 19970109 112210 S00000000000001
             Spartan PA:  Muni Income    LB Municipal Bond
             00402                       LB015
  1986/12/31      10000.00                    10000.00
  1987/01/31      10280.24                    10301.10
  1987/02/28      10384.30                    10351.78
  1987/03/31      10294.52                    10242.05
  1987/04/30       9328.36                     9728.11
  1987/05/31       9207.78                     9679.85
  1987/06/30       9421.02                     9964.06
  1987/07/31       9596.10                    10065.69
  1987/08/31       9613.18                    10088.34
  1987/09/30       9014.97                     9716.38
  1987/10/31       8994.44                     9750.78
  1987/11/30       9256.00                    10005.37
  1987/12/31       9426.90                    10150.55
  1988/01/31       9900.32                    10512.11
  1988/02/29      10063.84                    10623.22
  1988/03/31       9755.77                    10499.99
  1988/04/30       9815.16                    10579.79
  1988/05/31       9884.41                    10549.22
  1988/06/30      10080.44                    10703.55
  1988/07/31      10147.42                    10773.34
  1988/08/31      10164.03                    10782.82
  1988/09/30      10386.30                    10977.99
  1988/10/31      10687.24                    11171.20
  1988/11/30      10594.01                    11068.87
  1988/12/31      10766.88                    11182.11
  1989/01/31      10918.50                    11413.35
  1989/02/28      10824.69                    11283.13
  1989/03/31      10821.98                    11256.16
  1989/04/30      11101.75                    11523.38
  1989/05/31      11303.10                    11762.72
  1989/06/30      11480.69                    11922.46
  1989/07/31      11591.28                    12084.72
  1989/08/31      11482.00                    11966.42
  1989/09/30      11444.40                    11930.76
  1989/10/31      11602.27                    12076.67
  1989/11/30      11739.42                    12288.01
  1989/12/31      11822.49                    12388.53
  1990/01/31      11757.20                    12329.93
  1990/02/28      11861.34                    12439.66
  1990/03/31      11863.27                    12443.40
  1990/04/30      11689.03                    12353.31
  1990/05/31      11980.83                    12622.98
  1990/06/30      12089.77                    12733.94
  1990/07/31      12247.66                    12921.12
  1990/08/31      12070.25                    12733.51
  1990/09/30      12131.24                    12740.77
  1990/10/31      12306.33                    12971.88
  1990/11/30      12570.40                    13232.75
  1990/12/31      12673.56                    13290.31
  1991/01/31      12838.42                    13468.67
  1991/02/28      12912.53                    13585.85
  1991/03/31      12940.83                    13590.74
  1991/04/30      13144.03                    13771.49
  1991/05/31      13300.78                    13893.92
  1991/06/30      13234.64                    13880.17
  1991/07/31      13432.18                    14049.23
  1991/08/31      13616.63                    14234.26
  1991/09/30      13774.92                    14419.59
  1991/10/31      13893.91                    14549.36
  1991/11/30      13931.27                    14589.95
  1991/12/31      14256.87                    14903.05
  1992/01/31      14295.33                    14937.03
  1992/02/29      14303.03                    14941.81
  1992/03/31      14301.96                    14947.34
  1992/04/30      14451.91                    15080.37
  1992/05/31      14632.32                    15257.87
  1992/06/30      14868.31                    15513.90
  1992/07/31      15336.05                    15979.00
  1992/08/31      15176.24                    15823.21
  1992/09/30      15257.49                    15926.69
  1992/10/31      15022.98                    15770.13
  1992/11/30      15381.06                    16052.58
  1992/12/31      15556.22                    16216.47
  1993/01/31      15761.16                    16405.07
  1993/02/28      16379.14                    16998.44
  1993/03/31      16192.52                    16818.77
  1993/04/30      16350.20                    16988.47
  1993/05/31      16450.20                    17083.94
  1993/06/30      16728.73                    17369.08
  1993/07/31      16708.24                    17391.83
  1993/08/31      17127.53                    17753.93
  1993/09/30      17379.33                    17956.14
  1993/10/31      17388.05                    17990.80
  1993/11/30      17239.54                    17832.30
  1993/12/31      17606.55                    18208.74
  1994/01/31      17836.04                    18416.68
  1994/02/28      17402.96                    17939.69
  1994/03/31      16637.22                    17209.19
  1994/04/30      16723.83                    17355.12
  1994/05/31      16912.08                    17505.59
  1994/06/30      16884.20                    17398.63
  1994/07/31      17156.38                    17717.55
  1994/08/31      17215.04                    17778.85
  1994/09/30      16970.93                    17517.86
  1994/10/31      16678.88                    17206.74
  1994/11/30      16282.18                    16895.64
  1994/12/31      16719.94                    17267.52
  1995/01/31      17232.16                    17761.02
  1995/02/28      17753.49                    18277.51
  1995/03/31      18004.37                    18487.52
  1995/04/30      18057.86                    18509.34
  1995/05/31      18540.29                    19099.97
  1995/06/30      18359.00                    18933.80
  1995/07/31      18519.76                    19113.29
  1995/08/31      18715.58                    19355.65
  1995/09/30      18926.12                    19478.17
  1995/10/31      19157.67                    19761.38
  1995/11/30      19458.54                    20089.22
  1995/12/31      19635.24                    20282.28
  1996/01/31      19828.87                    20435.41
  1996/02/29      19684.69                    20297.47
  1996/03/31      19414.20                    20038.07
  1996/04/30      19326.10                    19981.36
  1996/05/31      19296.34                    19973.37
  1996/06/30      19488.76                    20190.88
  1996/07/31      19665.45                    20374.62
  1996/08/31      19672.89                    20369.73
  1996/09/30      19906.10                    20654.90
  1996/10/31      20122.92                    20888.51
  1996/11/30      20492.44                    21270.77
  1996/12/31      20423.80                    21181.43
IMATRL PRASUN   SHR__CHT 19961231 19970109 112212 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Pennsylvania Municipal Income Fund on December 31, 1986. As the chart shows, by December 31, 1996, the value of the investment would have grown to $20,424 - a 104.24% increase on the initial investment. This assumes the fund is still owned on December 31, 1996, and therefore does not include the effect of the $5 account closeout fee. For comparison, look at how the Lehman Brothers Municipal Bond Index - which reflects the performance of the investment-grade municipal bond market - did over the same period. With dividends and capital gains, if any, reinvested, the same
$10,000 would have grown to $21,181 - a 111.81% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices,
for example, generally
move in the opposite
direction of interest rates. In
turn, the share price, return,
and yield of a fund that
invests in bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      YEARS ENDED DECEMBER 31,

      1996                       1995   1994   1993   1992

Dividend returns               5.01%    6.52%    5.73%     6.68%    7.00%

Capital appreciation returns   -1.00%   10.91%   -10.77%    6.49%   2.11%

Total returns                  4.01%    17.43%   -5.04%    13.17%   9.11%

DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested. Capital appreciation and total returns include the effect of the $5 account closeout fee.
DIVIDENDS AND YIELD

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
PERIODS ENDED DECEMBER 31, 1996          PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      4.42(cents)   26.05(cents)   52.01(cents)

Annualized dividend rate                 4.94%         4.95%          4.98%

30-day annualized yield                  4.81%         -              -

30-day annualized tax-equivalent yield   7.73%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.54 over the past month, $10.45 over the past six months and $10.45 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 37.79% combined effective 1996 federal and state tax bracket. A portion of the fund's income may be subject to the federal alternative minimum tax.
SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Solid demand helped municipal
bonds perform better than their
investment-grade taxable
counterparts in 1996, even
though new issue supply saw
one of its strongest years ever.
For the year, the Lehman
Brothers Municipal Bond Index -
a broad measure of the municipal
bond market - had a total return
of 4.43%. In comparison, the
Lehman Brothers Aggregate
Bond Index - a broad measure
of the performance of the U.S.
taxable bond market - had a
total return of 3.63%. Demand for
munis came from both insurance
companies and individual
investors. The diminishing
likelihood of significant tax reform
in the near future also helped
support the muni market. Like
most domestic bonds, munis
were affected by
stronger-than-expected signs of
strength in the economy early in
1996. Nevertheless, the market
conditions that supported the
muni market prevailed to the
point that munis entered the fall
trading at expensive levels
relative to their taxable
counterparts. At that point and
through October, the
performance of the municipal
market stalled somewhat, as
investor demand declined and
institutional investors sold off
some of their municipal bond
holdings to take profits. That
sell-off subsided somewhat in
November and December, when
munis outperformed comparable
Treasury securities. However,
even though demand helped
buoy munis somewhat in
December, munis were caught in
the overall bond market
downdraft caused by conflicting
economic data and renewed
fears that inflation might lead the
Federal Reserve Board to raise
short-term interest rates.
An interview with Steven Harvey, Portfolio Manager of Spartan Pennsylvania Municipal Income Fund
Q. HOW DID THE FUND PERFORM, STEVE?
A. Even though the municipal bond market was volatile in 1996, the fund performed relatively well. For the year ending December 31, 1996, the fund had a total return of 4.01%. The Pennsylvania municipal debt funds average returned 3.52% for the same period, according to Lipper Analytical Services. Also for the 12-month period, the Lehman Brothers Pennsylvania Municipal Bond Index returned 4.54%.
Q. WHAT FACTORS HELPED THE FUND BEAT THE AVERAGE?
A. Non-callable bonds - which can't be redeemed by their issuer before maturity - did well during the year and helped the fund's performance. As interest rates fell throughout the past six months, investors began to seek bonds that would perform well in a declining rate environment. Therefore, they were willing to pay relatively high prices for non-callable bonds. As the year ended, I felt that investors were overpaying for some non-callable bonds, so I sold some of them to lock in significant gains.
Q. WHAT OTHER TYPES OF BONDS PERFORMED WELL?
A. Discount bonds also had a positive effect on performance, especially over the past six months. In the spring and summer, I was a buyer of discount bonds at a time when I thought their prices were cheap and didn't reflect their full value. The discount - or below par price - meant that the bond had very little DE MINIMUS protection, which in the municipal market means that the bond is not necessarily protected from the unfavorable tax treatment that can occur during certain market environments. Investors were worried that some discount bonds would be subject to taxable price appreciation, so they pushed discount bond prices quite low. But as interest rates fell, discount bonds performed quite well. More recently, I've sold some discount bonds to lock in their appreciation, and I've looked for opportunities in bonds selling closer to par, or face value.
Q. CAN YOU GIVE EXAMPLES OF SOME SPECIFIC BONDS THAT YOU FOUND ATTRACTIVE OVER THE PAST SIX MONTHS OR SO?
A. Sure. Philadelphia Gas Works is one holding that I added to recently. There are several reasons why I found this utility attractive. For one, Philadelphia continues to enjoy an economic rebound, which translated into increased energy usage. Another positive is last year's brutal winter weather, which increased demand for gas and is still having a positive effect on Philadelphia Gas Work's financial statements. Finally, the city has installed an entirely new management team at the utility, which has brought it a measure of efficiency, primarily in the collection of revenues.
Q. CONSOLIDATION AMONG HEALTH CARE PROVIDERS HAS BEEN A MAJOR TREND IN PENNSYLVANIA. HOW HAS THAT TREND AFFECTED YOUR STRATEGY?
A. Because of the consolidation among health care providers, particularly in the metropolitan Philadelphia area, I've put health care entities under a microscope, attempting to identify those hospitals that will benefit from consolidation and to weed out those that will suffer from it. I've concentrated on finding lower investment-grade hospitals that have a very attractive service mix or are located in a very attractive service area. I believe that the hospitals I've chosen for inclusion in the fund are stable, well-run hospitals with sound finances. One example is Crozer Chester Medical Center in Delaware County. And if the trend toward consolidation continues and any of the fund's holdings are acquired by stronger competitors at some point down the road, it would most likely be an added plus for the fund.
Q. WHAT'S YOUR OUTLOOK?
A. Over the past six months, we've experienced a healthy municipal bond market rally as interest rates have fallen. In my view, it may be unrealistic to expect the recent rally to continue at its recent pace. Therefore, the fund's returns likely will derive less from price appreciation and more from the income that the fund's holdings generate. However, I believe that with careful research I can identify situations that offer the potential for price appreciation based on positive events that would enhance their credit rating, while avoiding those with deteriorating credit quality.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to provide high current
income exempt from federal
and Pennsylvania personal
income taxes by investing
normally in
investment-grade municipal
securities
TRADING SYMBOL: FPXTX
FUND NUMBER: 402
START DATE: August 6, 1986
SIZE: as of December 31, 1996,
more than $270 million
MANAGER: Steven Harvey,
since 1993; manager, Spartan
Maryland Municipal Income
Fund, since 1993; Fidelity
Ohio Municipal Income
Fund, since 1994; Fidelity
Massachusetts Municipal
Income and Spartan New
Jersey Municipal Income
funds, since 1996; joined
Fidelity in 1986
(checkmark)

STEVE HARVEY ON THE
PENNSYLVANIA ECONOMY:
"The Pennsylvania economy
has not recovered at the same
robust pace that other areas of
the country have enjoyed.
One of the things holding it back
is employment growth. In the
early 1990s, the state's
economy was driven primarily
by gains in the service sector,
particularly the health care
industry. But with consolidation
in the health care industry,
employment growth in that
sector has slowed dramatically.
Pennsylvania is trying to create
business-friendly policies to
help increase employment.
Governor Tom Ridge has
committed to reducing
business taxes and has put
forward a number of tax
incentives to create jobs and
grow small businesses. To
date, however, these
initiatives have not resulted in
a large amount of economic
growth."

SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND



INVESTMENT CHANGES


TOP FIVE SECTORS AS OF DECEMBER 31, 1996
                        % OF FUND'S    % OF FUND'S INVESTMENT
                        INVESTMENTS    S
                                       IN THESE SECTORS
                                       6 MONTHS AGO

General Obligation      38.2           30.9

Water & Sewer           11.1           12.1

Escrowed/Pre-Refunded   10.8           12.8

Education               8.8            8.8

Health Care             7.1            7.8

AVERAGE YEARS TO MATURITY AS OF DECEMBER 31, 1996
               6 MONTHS AGO

Years   12.7   12.9

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF DECEMBER 31, 1996
              6 MONTHS AGO

Years   7.1   7.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF DECEMBER 31, 1996 AS OF JUNE 30, 1996
Aaa 55.8%
Aa, A 28.3%
Baa 11.8%
Ba, B 0.0%
Non-rated 3.4%
Short-term investments 0.7%
Aaa 55.6%
Aa, A 23.6%
Baa 12.5%
Ba, B 0.2%
Non-rated 3.4%
Short-term investments 4.7%
Row: 1, Col: 1, Value: 54.8
Row: 1, Col: 2, Value: 27.9
Row: 1, Col: 3, Value: 11.8
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 3.4
Row: 1, Col: 6, Value: 2.1
Row: 1, Col: 1, Value: 55.6
Row: 1, Col: 2, Value: 23.6
Row: 1, Col: 3, Value: 12.5
Row: 1, Col: 4, Value: 0.2
Row: 1, Col: 5, Value: 3.4
Row: 1, Col: 6, Value: 4.7
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

INVESTMENTS DECEMBER 31, 1996
Showing Percentage of Total Value of Investments in Securities


MUNICIPAL BONDS - 99.3 %
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
PENNSYLVANIA - 96.7 %
Allegheny County Gen. Oblig.
0% 4/1/11 (MBIA Insured) Aaa $ 2,560,000 $ 1,187,200
Allegheny County Higher Ed. Bldg. Auth. Rev.
(Duquesne Univ. Proj.) 6.50% 3/1/10,
(AMBAC Insured) Aaa  400,000  456,000
Allegheny County Hosp. Dev. Auth. Rev. Rfdg.
(South Side Hosp.) Series A, 8.75% 6/1/10
 (Pre-Refunded to 6/1/97 @ 100) (d) BBB  2,750,000  2,806,430
Allegheny County Ind. Dev. Auth. Rev.
(YMCA Pittsburgh Proj.) Series 1990,
8.75% 3/1/10 -  2,535,000  2,712,450
Allegheny County Residential Fin. Auth.
Mtg. Rev.:
  Series H, 8% 6/1/17 (GNMA Coll.) Aaa  200,000  206,500
  Series 1990, 7.95% 6/1/23
   (GNMA Coll.) (b) Aaa  1,390,000  1,450,813
Allegheny County San. Auth. Swr. Rev.:
 Series B, 7.50% 12/1/16 (FGIC Insured)
  (Pre-Refunded to 6/1/99 @ 100) (d) Aaa  750,000  806,250
 0% 12/1/12 (FGIC Insured) Aaa  2,260,000  926,600
Bethlehem Wtr. Auth. Rev. 6.25% 11/15/21
(MBIA Insured) (Pre-Refunded to
 11/15/01 @ 100) (d) Aaa  1,000,000  1,075,000
Delaware County Auth. Hosp. Rev.
 (Crozer-Chester Med. Ctr.):
  6% 12/15/09 Baa  1,000,000  1,001,250
  6% 12/15/20 Baa  6,700,000  6,465,500
Delaware County Gen. Oblig. Rfdg.
5.30% 11/15/01 Aa  2,200,000  2,285,250
Delaware County Ind. Dev. Auth. Rev. Rfdg.
(Resource Recovery Proj.) Series A,
8.10% 12/1/13, LOC Bank of America
National Trust & Savings Aa  1,400,000  1,464,134
Erie County Series B, 6.75% 9/1/16
(FGIC Insured) (Pre-Refunded to
9/1/01 @ 100) (d) Aaa  1,000,000  1,093,750
Harrisburg Auth. Rev. (Pooled Bond Program)
Series I, 5.625% 4/1/15 (MBIA Insured) Aaa  6,000,000  6,000,000
Jenks Township Muni. Auth. Rev.
(Abraxas Group, Inc.) 8% 4/1/18 -  6,605,000  6,316,031
Lehigh County Gen. Purp. Auth. Rev.
(Hosp. Healtheast, Inc.) Series B, 9% 7/1/15
(Pre-Refunded to 7/1/97 @102) (d) A1  1,000,000  1,045,930
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
McKeesport Area School Dist. Rfdg. Series C,
5% 4/1/13 A $ 1,000,000 $ 937,500
Meadville Rfdg. Series B, 6% 10/1/05
(AMBAC Insured) Aaa  3,210,000  3,470,813
Northumberland County Auth. Commonwealth
Lease Rev. 0% 10/15/10, (MBIA Insured) Aaa  1,000,000  475,000
Pennsbury School Dist. Rfdg.:
 6% 8/15/05 (FGIC Insured) Aaa  1,605,000  1,753,463
 6.80% 8/15/14 (FGIC Insured)
 (Pre-Refunded to 8/15/04 @ 100) (d) Aaa  1,025,000  1,158,250
Pennsylvania Convention Ctr. Auth. Rev.
Rfdg. Series A:
  6.60% 9/1/09 (MBIA Insured) Aaa  9,150,000  10,099,313
  6.70% 9/1/14 (MBIA Insured) Aaa  3,965,000  4,391,238
  6.75% 9/1/19 (MBIA Insured) Aaa  3,420,000  3,787,650
Pennsylvania Gen. Oblig.:
 Unltd. Tax:
  Rfdg. Series 1:
   5.30% 5/1/04 A1  2,500,000  2,587,500
   5% 4/15/13 A1  7,665,000  7,243,425
 Series 1:
  6% 9/15/98 A1  2,000,000  2,062,500
  6% 9/15/01 A1  1,100,000  1,168,750
 Series 1-A, 6.75%, 1/1/11
 (Pre-Refunded to 1/1/01@ 101.50) (d) A1  1,100,000  1,203,125
 Series 2:
  5.50% 7/1/01 A1  4,135,000  4,290,063
  5.60% 7/1/02 A1  1,000,000  1,051,250
  0% 7/1/07 (AMBAC Insured) Aaa  1,770,000  1,039,875
  6.25% 7/1/10 A1  2,000,000  2,207,500
  6.25% 7/1/11 A1  1,200,000  1,318,500
 Series 3, 6.10% 11/15/04 (FGIC Insured) Aaa  1,000,000  1,090,000
 Series A:
  6.75% 5/1/98 (e) A1  1,000,000  1,033,750
  6.10% 11/15/03 (AMBAC Insured) Aaa  10,310,000  11,096,138
 5.10% 6/15/03 (MBIA Insured) Aaa  1,000,000  1,023,750
 6.125% 9/15/03 A1  2,000,000  2,165,000
 5% 9/1/09 A1  1,245,000  1,212,319
Pennsylvania Higher Ed. Assistance Agcy.
Student Loan Rev.:
  6.173% 3/1/22 (AMBAC Insured) (b) Aaa  4,000,000  4,035,000
  6.854% 9/1/26 (AMBAC Insured) (b) Aaa  2,000,000  2,087,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Pennsylvania Higher Edl. Facs. Auth.
College & Univ. Rev. Rfdg.:
  (Carnegie-Mellon Univ.) 6% 11/1/05 AA- $ 1,000,000 $ 1,091,250
  (Univ. of Pennsylvania) Series A:
  6.50% 9/1/02 Aa  2,750,000  3,007,813
   6.50% 9/1/04 Aa  2,650,000  2,938,188
   5.90% 9/1/15 Aa  1,200,000  1,221,000
 (Pennsylvania Med. College Proj.) Series A,
 8.375% 3/1/11 (Pre-Refunded to
 3/1/99 @ 102) (d) Baa  900,000  993,375
 (Univ. of Pennsylvania):
  Series A, 7% 9/1/01 Aa  2,000,000  2,207,500
  Series B:
   Rfdg.:
    6.50% 9/1/02 Aa  1,950,000  2,132,813
    6.50% 9/1/04 Aa  2,100,000  2,328,375
   7% 9/1/05 Aa  2,000,000  2,302,500
Pennsylvania Higher Edl. Facs. Auth. Health
Services Rev. Rfdg. (Univ. of Pennsylvania)
Series A, 5.35% 1/1/08 Aa  4,000,000  4,055,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg.:
 Rfdg.:
  Series 51, 5.65% 4/1/20 Aa  2,875,000  2,882,188
  Series 53A, 5.40% 10/1/27 (b) Aa  1,000,000  1,005,000
 Series V, 7.8% 4/1/16 Aa  500,000  518,750
 6.10% 10/1/13 Aa  5,000,000  5,043,750
Pennsylvania Ind. Dev. Auth. Econ. Dev. Rev.:
 7% 7/1/06 (AMBAC Insured) Aaa  1,000,000  1,153,750
 7% 1/1/07 (AMBAC Insured) Aaa  1,500,000  1,728,750
 7% 7/1/07 (AMBAC Insured) Aaa  2,650,000  3,067,375
 5.80% 1/1/08 (AMBAC Insured) Aaa  2,000,000  2,117,500
 5.80% 7/1/09 (AMBAC Insured) Aaa  1,295,000  1,366,225
Pennsylvania Intergovernmental Coop. Auth.:
 Spl. Tax Rev.:
  Rfdg. Series A, 5% 6/15/15 A  3,500,000  3,220,000
  (Philadelphia City Funding Prog.)
  6.80% 6/1/22 (Pre-Refunded to
  6/15/02 @ 100) (d) Aaa  2,000,000  2,210,000
 6.75% 6/15/21 (FGIC Insured)
 (Pre-Refunded to 6/15/05 @ 100) (d) Aaa  2,190,000  2,474,700
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Pennsylvania Turnpike Commission Rev:
 Rfdg. Series P, 5.70% 12/1/05 A1 $ 1,460,000 $ 1,534,825
 Series J, 7.20% 12/1/17 (FGIC Insured)
 (Pre-Refunded to 12/1/01 @ 102) (d) Aaa  1,000,000  1,133,750
 Series L, 6.25% 6/1/11 (AMBAC Insured) Aaa  3,000,000  3,165,000
 Series N, 5.50% 12/1/17 A1  2,000,000  1,940,000
Philadelphia Gas Wks. Rev. Rfdg. Series A-14:
 6.375% 7/1/14 Baa  3,550,000  3,678,688
 6.375% 7/1/26 Baa  5,905,000  6,082,150
Philadelphia Gen. Oblig.:
 Rfdg. 5.125% 5/15/03 (FGIC Insured) Aaa  8,000,000  8,190,000
 6.25% 5/15/10 (MBIA Insured) Aaa  3,200,000  3,436,000
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev.
Rfdg.:
  6.15% 7/1/05 Baa  2,100,000  2,152,500
  6.25% 7/1/06 Baa  2,600,000  2,671,500
Philadelphia Muni. Auth. Rev.
(Muni. Svcs. Bldg. Lease):
  0% 3/15/11 (Cap. Guaranty Insured) Aaa  1,000,000  455,000
  0% 3/15/14 (Cap. Guaranty Insured) Aaa  7,360,000  2,796,800
Philadelphia Redev. Auth. Hsg. Rev.
Sub-Series 3, 8.125% 8/1/26,
(GNMA Coll.) AAA  45,000  48,263
Philadelphia Wtr. & Swr. Rev.:
 (Cap. Appreciation) 14th Series,
 0% 10/1/08 (MBIA Insured) Aaa  5,300,000  2,895,125
 16th Series, 7.50% 8/1/10 (Pre-Refunded
 to 8/1/01 @ 102) (d) Baa  3,000,000  3,416,250
Philadelphia Wtr. & Wastewtr. Rev.:
 6.75% 8/1/04 (MBIA Insured) Aaa  2,085,000  2,353,444
 6.75% 8/1/05 (MBIA Insured) Aaa  3,110,000  3,533,738
 6.25% 8/1/07 (MBIA Insured) Aaa  1,840,000  2,024,000
 5.65% 6/15/12 (FGIC Insured)  Aaa  7,000,000  6,930,000
Pittsburgh Gen. Oblig. Series A:
 Rfdg. 5.50% 9/1/14 (AMBAC Insured) Aaa  5,310,000  5,389,650
 5.875% 9/1/00 (MBIA Insured) Aaa  1,315,000  1,382,394
Pittsburgh School Dist. Series B:
 0% 8/1/07 (AMBAC Insured) Aaa  2,610,000  1,543,163
 0% 8/1/08 (AMBAC Insured) Aaa  2,000,000  1,117,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
 Rdfg. Series A:
  0% 9/1/04 (FGIC Insured)
  (Escrowed to Maturity) (d) Aaa $ 5,000,000 $ 3,425,000
  6.50% 9/1/13 (FGIC Insured) Aaa  10,000,000  11,250,000
Scranton Parking Auth. Parking Rev.
8.125% 9/15/14, LOC Northeastern Bank
(Pre-Refunded to 9/15/98 @ 100) (d) A  500,000  532,500
Southeastern Pennsylvania Transportation
Auth. Spl. Rev. Series A:
  6.50% 3/1/03 (FGIC Insured) Aaa  2,520,000  2,775,150
  6.50% 3/1/04 (FGIC Insured) Aaa  1,485,000  1,646,494
Westmoreland County Muni. Auth. Svc. Rev.
Series K, 0% 7/1/13 (FGIC Insured)
(Escrowed to Maturity) (d) Aaa  3,500,000  1,365,000
Wilson Area School Dist. (Cap. Appreciation):
 0% 5/15/09 (AMBAC Insured) Aaa  3,275,000  1,686,625
 0% 5/15/10 (AMBAC Insured) Aaa  3,280,000  1,582,600
 0% 5/15/11 (AMBAC Insured) Aaa  3,500,000  1,596,875
Wyoming Ind. Dev. Auth. Poll. Rfdg.
(Proctor & Gamble Paper Proj.)
5.55% 5/1/10 Aa  5,000,000  5,162,500
York City Swr. Auth. Swr. Rev. 0% 12/1/12
(MBIA Insured) Aaa  3,235,000  1,322,298
   260,568,844
PUERTO RICO - 2.6 %
Puerto Rico Commonwealth Urban
Renewal & Hsg. Corp. Rfdg.
7.875% 10/1/04 Baa  1,000,000  1,093,750
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.
Series P, 7% 7/1/21 (Pre-Refunded to
7/1/01 @102) (d) Aaa  4,000,000  4,495,000
Puerto Rico Ports Auth. Spl. Facs.
(American Airlines) Series A,
6.25% 6/1/26 Baa  1,500,000  1,546,875
   7,135,625
TOTAL MUNICIPAL BONDS
(Cost $259,545,458)   267,704,469
MUNICIPAL NOTES (A) - 0.7 %
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
PENNSYLVANIA - 0.7%
Berks County Ind. Dev. Auth. Facs. Rev.
(Manufacturing Facs. - Ram Industries Proj.)
4.50% 12/1/11, LOC Corestates Bank,
VRDN (b) - $ 750,000 $ 750,000
Delaware County Ind. Dev. Auth. Arpt. Fac. Rev.
(United Parcel Svc. Proj.) Series 1985,
5.90%, VRDN A-1+  1,000,000  1,000,000
Schuylkill County. Ind. Dev. Auth.
(Pine Grove Landfill, Inc.) Series 1995,
5.70%, LOC Meridian Bank NA, VRDN (b) -  100,000  100,000
TOTAL MUNICIPAL NOTES
(Cost $1,850,000)   1,850,000
TOTAL INVESTMENTS - 100%
(Cost $261,395,458)  $ 269,554,469
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
20 Municipal Bond Contracts   March 1997 $ 2,336,694 $ 15,444
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 0.9%
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Security collateralized by an amount sufficient to pay interest and principal.
5. A portion of the Security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $155,063.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 83.2% AAA, AA, A 83.1%
Baa 10.8% BBB  11.3%
Ba 0.0% BB  0.6%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 3.35%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  38.2%
Water and Sewer   11.1
Escrowed/Pre-Refunded  10.8
Education  8.8
Health Care  7.1
Others (individually less than 5%)  24.0
TOTAL  100.0%
INCOME TAX INFORMATION
At December 31, 1996, the aggregate cost of investment securities for income tax purposes was $261,395,458. Net unrealized appreciation (depreciation) aggregated $8,159,011, of which $8,492,787 related to appreciated investment securities and $333,776 related to depreciated investment securities.
The fund hereby designates approximately $256,917 as a capital gain dividend for the purpose of the dividend paid deduction.
At December 31, 1996 the fund was required to defer approximately $1,726,445 of losses on futures contracts.
During fiscal year ended 1996, 100% of the fund's income dividends was free from federal income tax, and 8.28% of the fund's income dividends was subject to the federal alternative minimum tax.
SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1996

ASSETS

Investment in securities, at value (cost $261,395,458) -                 $ 269,554,469
See accompanying schedule

Interest receivable                                                       4,036,854

Receivable for daily variation on futures contracts                       22,500

 TOTAL ASSETS                                                             273,613,823

LIABILITIES

Payable to custodian bank                                   $ 123,443

Payable for investments purchased                            1,000,133

Payable for fund shares redeemed                             751,641

Distributions payable                                        634,737

Accrued management fee                                       123,100

Other payables and accrued expenses                          3,739

 TOTAL LIABILITIES                                                        2,636,793

NET ASSETS                                                               $ 270,977,030

Net Assets consist of:

Paid in capital                                                          $ 264,325,957

Accumulated undistributed net realized gain (loss)                        (1,523,382)
on investments

Net unrealized appreciation (depreciation) on                             8,174,455
investments

NET ASSETS, for 25,843,441 shares outstanding                            $ 270,977,030

NET ASSET VALUE, offering price and redemption price per                  $10.49
sh are ($270,977,030 (divided by) 25,843,441 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1996

INTEREST INCOME                                                           $ 15,228,094

EXPENSES

Management fee                                             $ 1,516,877

Non-interested trustees' compensation                       4,881

 Total expenses before reductions                           1,521,758

 Expense reductions                                         (61,652)       1,460,106

NET INTEREST INCOME                                                        13,767,988

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      2,591,704

 Futures contracts                                          (213,138)      2,378,566

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      (5,824,734)

 Futures contracts                                          15,444         (5,809,290)

NET GAIN (LOSS)                                                            (3,430,724)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ 10,337,264
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED      YEAR ENDED
                                                         DECEMBER 31,    DECEMBER 31,
                                                         1996            1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 13,767,988    $ 15,573,846
Net interest income

 Net realized gain (loss)                                 2,378,566       (433,700)

 Change in net unrealized appreciation (depreciation)     (5,809,290)     27,933,708

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          10,337,264      43,073,854
FROM OPERATIONS

Distributions to shareholders                             (13,767,988)    (15,573,846)
From net interest income

 From net realized gain                                   (1,824,023)     -

 TOTAL DISTRIBUTIONS                                      (15,592,011)    (15,573,846)

Share transactions                                        21,774,414      39,446,593
Net proceeds from sales of shares

 Reinvestment of distributions                            11,734,811      11,652,492

 Cost of shares redeemed                                  (45,710,814)    (31,916,917)

 Redemption fees                                          8,045           13,800

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (12,193,544)    19,195,968
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (17,448,291)    46,695,976

NET ASSETS

 Beginning of period                                      288,425,321     241,729,345

 End of period                                           $ 270,977,030   $ 288,425,321

OTHER INFORMATION
Shares

 Sold                                                     2,081,780       3,861,028

 Issued in reinvestment of distributions                  1,121,799       1,130,166

 Redeemed                                                 (4,380,499)     (3,101,862)

 Net increase (decrease)                                  (1,176,920)     1,889,332



FINANCIAL HIGHLIGHTS

                                   YEARS ENDED DECEMBER 31,

                                   1996                       1995        1994        1993 C      1992

SELECTED PER-SHARE DATA

Net asset value, beginning         $ 10.670                   $ 9.620     $ 11.130    $ 10.590    $ 10.370
of period

Income from Investment              .520                       .590        .652        .679        .693
Operations
Net interest income

 Net realized and unrealized        (.109)                     1.049       (1.201)     .679        .219
 gain (loss)

 Total from investment              .411                       1.639       (.549)      1.358       .912
operations

Less Distributions

 From net interest income           (.520)                     (.590)      (.652)      (.679)      (.693)

 From net realized gain             (.071)                     -           (.310)      (.140)      -

 Total distributions                (.591)                     (.590)      (.962)      (.819)      (.693)

Redemption fees added to paid       -                          .001        .001        .001        .001
in capital

Net asset value, end of period     $ 10.490                   $ 10.670    $ 9.620     $ 11.130    $ 10.590

TOTAL RETURN A                      4.02%                      17.44%      (5.04)      13.18%      9.11%
                                                                          %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period          $ 270,977                  $ 288,425   $ 241,729   $ 306,246   $ 242,375
(000 omitted)

Ratio of expenses to average        .55%                       .55%        .55%        .55%        .55%
net assets

Ratio of expenses to average        .53%                       .55%        .55%        .55%        .55%
net assets after expense           B
reductions

Ratio of net interest income to     4.98%                      5.73%       6.33%       6.13%       6.65%
average net assets

Portfolio turnover rate             53%                        49%         26%         38%         8%


A TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.

SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND



PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, and the effect of the fund's $5 account closeout fee. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the past five and ten years total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                  PAST 1   PAST 5   PAST 10
                                                 YEAR     YEARS    YEARS

Spartan Pennsylvania Municipal                   3.21%    15.36%   48.99%
 Money Market

All Tax-Free Money Market Funds Average          2.98%    14.05%   44.79%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or ten years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of 416 all tax-free money market funds tracked by IBC Financial Data, Inc. over the past one year. (The periods covered by IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.) AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                PAST 1   PAST 5   PAST 10
                                               YEAR     YEARS    YEARS

Spartan Pennsylvania Municipal                 3.21%    2.90%    4.07%
 Money Market

All Tax-Free Money Market Funds Averag         2.98%    2.66%    3.77%
e

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
      1/1/96   4/1/96   7/1/96   9/30/96   12/30/96

Spartan Pennsylvania       4.18%   3.08%   3.08%   3.39%   3.54%
Municipal Money Market



All Tax-Free               3.95%   2.87%   2.89%   3.18%   3.32%
Money Market Funds
Average



Spartan Pennsylvania       6.72%   4.95%   4.95%   5.45%   5.69%
Municipal Money Market -
Tax-equivalent


Row: 1, Col: 1, Value: 4.18
Row: 1, Col: 2, Value: 3.95
Row: 2, Col: 1, Value: 3.08
Row: 2, Col: 2, Value: 2.87
Row: 3, Col: 1, Value: 3.08
Row: 3, Col: 2, Value: 2.89
Row: 4, Col: 1, Value: 3.39
Row: 4, Col: 2, Value: 0.0
Row: 5, Col: 1, Value: 3.54
Row: 5, Col: 2, Value: 3.32
Spartan Pennsylvania
Municipal Money
Market
All Tax-Free Money
Market Funds
Average
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1996 federal and state income tax rate of 37.79%. A portion of the fund's income may be subject to the federal alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the
tax-free yield - makes the
comparison more
meaningful. Keep in mind that
the U.S. Government neither
insures nor guarantees a
money market fund. In fact,
there is no assurance that a
money fund will maintain a $1
share price.
(checkmark)
SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Deborah Watson, Portfolio Manager of Spartan Pennsylvania Municipal Money Market Fund
Q. DEB, WHAT HAS THE INVESTMENT CLIMATE BEEN LIKE OVER THE PAST 12 MONTHS?
A. At the beginning of the period, most market participants expected the Fed to continue lowering the rate banks charge each other for overnight loans - known as the federal funds rate - due to a moderate rate of growth in the economy and mild inflationary pressures. These conditions helped persuade the Fed to continue pursuing monetary policy designed to stimulate economic growth. The Fed lowered the federal funds rate one-quarter percentage point in January 1996, bringing the rate down to 5.25%. In mid-February, Fed Chairman Alan Greenspan, testifying before Congress, surprised many by suggesting that the economy was in no need of further stimulus. Greenspan's opinion was reinforced dramatically in early March with the release of the February employment report, which came in much higher than expected. Market sentiment shifted, and a sharp sell-off in the bond market ensued. Over the past few months, however, signs of weakness in employment and a lack of inflationary pressures in price indices have kept the Fed on the sidelines, while the market has responded with lower rates.
Q. WHAT SORT OF STRATEGY DID THE FUND PURSUE THROUGH THIS CHANGING
ENVIRONMENT?
A. When the period began, the fund was well-positioned for a declining rate environment with an average maturity of 58 days. Through the spring, however, the maturity was allowed to roll down due to the expectation of higher rates and thin supply. By July, the supply picture changed dramatically and prices on money market instruments began to reflect anticipated rate increases by the Fed. I added longer-term securities, extending the fund's average maturity to 53 days. Since then, supply has been constrained, and I've maintained the maturity in the mid to high 50-day range, waiting for more concrete signals on the direction of the economy and Fed policy.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on December 31, 1996, was 3.56%, compared to 4.15% 12 months earlier. The latest yield was the equivalent of a taxable yield of 5.72% for Pennsylvania investors in the 37.79% combined federal and state tax bracket. The fund's total return during the 12-month period was 3.21%. That beat the total return of 2.98% for the all tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT DO YOU SEE HAPPENING OVER THE NEXT SIX MONTHS?
A. I anticipate the Fed will keep the fed funds rate stable at 5.25% probably through the first quarter of 1997. Until then, the market will be anxiously awaiting further signals on the economy as new data is released. However, I believe it is more probable that the next move will be for the Fed to raise the fed funds rate due to tightness in the labor market and the possibility for wages to increase, among other factors. That said, I will keep the average maturity fairly stable, in the 40-to 50-day range. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to seek high current
income exempt from federal
and Pennsylvania state
income tax by investing in
high-quality, short-term
municipal money market
securities, while maintaining
a $1.00 share price
TRADING SYMBOL: FPTXX
FUND NUMBER: 401
START DATE: August 6, 1986
SIZE: as of December 31,
1996, more than $242 million
MANAGER: Deborah Watson,
since 1989; various Fidelity
and Spartan municipal
money market funds, since
1985; joined Fidelity in 1982
(checkmark)
WORDS TO KNOW
COMMERCIAL PAPER: A security
issued by a municipality to
finance capital or operating
needs.
FEDERAL FUNDS RATE: The interest
rate banks charge each other
for overnight loans.
MATURITY: The time remaining
before an issuer is scheduled
to repay the principal amount
on a debt security. When the
fund's average maturity -
weighted by dollar amount -
is short, the fund manager is
anticipating a rise in interest
rates. When the average
maturity is long, the manager
is expecting rates to fall.
When the average maturity is
neutral, the manager wants
the flexibility to respond to
rising rates, while still
capturing a portion of the
higher yields available from
issues with longer maturities.
MUNICIPAL NOTE: A security
issued in advance of future
tax or other revenues and
payable from those specific
sources.
TENDER BOND: A variable-rate,
long-term security that gives
the bond holder the option to
redeem the bond at face
value before maturity.
VARIABLE RATE DEMAND NOTE
(VRDN): A tender bond that
can be redeemed on short
notice, typically one or seven
days. VRDNs are useful in
managing the fund's average
maturity and liquidity.

SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND



INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            12/31/96           6/30/96            12/31/95

0 - 30      67                 83                 67

31 - 90     12                 3                  11

91 - 180    3                  7                  6

181 - 397   18                 7                  16

WEIGHTED AVERAGE MATURITY
                          12/31/96   6/30/96   12/31/95

Spartan Pennsylvania      55 days    44 days   58 days
 Municipal Money Market

All Tax-Free Money        51 days    50 days   53 days
 Market Funds Average *

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF DECEMBER 31, 1996 AS OF JUNE 30, 1996

Row: 1, Col: 1, Value: 66.0
Row: 1, Col: 2, Value: 14.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 18.0
Row: 1, Col: 5, Value: 2.0
Row: 1, Col: 1, Value: 80.0
Row: 1, Col: 2, Value: 11.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 6.0
Row: 1, Col: 5, Value: 3.0
Variable rate
demand notes
(VRDNs) 66%
Commercial
paper 15%
Municipal
notes 18%
Other 1%
Variable rate
demand notes
(VRDNs) 80%
Commercial
paper 11%
Municipal
notes 6%
Other 3%
* SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

INVESTMENTS DECEMBER 31, 1996
Showing Percentage of Total Value of Investments in Securities


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
PENNSYLVANIA - 100%
Allegheny County Hosp. Dev. Auth. Rev.
(St. Margaret Mem. Hosp.) Series 1992 A,
4.25%, LOC Mellon Bank, VRDN $ 8,865,000 $ 8,865,000
Allegheny County Ind. Dev. Auth. Commercial Dev. Rev. Rfdg.
(Parkway Ctr. Mall Proj.) Series 1994 A,
4.25%, LOC Mellon Bank, VRDN  1,900,000  1,900,000
Allegheny County Ind. Dev. Auth. Rev. VRDN:
 Rfdg. (Chelsea Industries, Inc.), Series 1994,
 4.15%, LOC First Nat'l. Bank of Boston  3,500,000  3,500,000
 (Union Elec. Steel Co. Proj.):
  Series 1996 A, 4.25%, LOC PNC Bank, VRDN (b)  3,120,000  3,120,000
  Series 1996 B, 4.25%, LOC PNC Bank (b)  1,000,000  1,000,000
Berks County Ind. Dev. Auth. Mfg. Facs. Rev. VRDN (b):
 (The Bachman Co. Proj.) Series 1994,
 4.50%, LOC CoreStates Bank  2,310,000  2,310,000
 (Grafika Commercial Printing Inc.)
 4.50%, LOC CoreStates Bank NA  1,655,000  1,655,000
Berks County Ind. Dev. Auth. Rev.:
 (Construction Fastener Proj.) Series 1996 B,
 4.50%, LOC CoreStates Bank, VRDN (b)  1,030,000  1,030,000
 (RAM Industries, Inc.) Series 1996,
 4.50%, LOC CoreStates Bank, VRDN (b)  2,800,000  2,800,000
 Bonds (Citizens Utilities) Series 1996,
 3.65%, tender 3/7/97 (b)  4,200,000  4,200,000
Bucks County Ind. Dev. Auth. (Associates Proj.) Series 1993,
4.50%, LOC CoreStates Bank, VRDN (b)  1,290,000  1,290,000
Butler County Ind. Dev. Auth. (Armco Proj.) Series 1996 A,
4.25%, LOC Chase Manhattan, VRDN (b)  700,000  700,000
Carbon County Ind. Dev. Auth. Resource Recovery Rev. Bonds:
 (Panther Creek Partners Proj.) (b):
  Series 1990 A, 3.65%, tender 2/19/97,
  LOC Nat'l. Westminster Bank PLC  2,800,000  2,800,000
  Series 1990 B, 3.60%, tender 2/14/97,
  LOC Nat'l Westminster Bank PLC  2,200,000  2,200,000
  Series 1991 A:
   3.55%, tender 4/9/97, LOC Nat'l Westminster PLC  3,200,000  3,200,000
   3.60%, tender 4/9/97, LOC Nat'l Westminster PLC  2,000,000  2,000,000
Chester County Health & Ed. Fac. Auth. Hosp. Rev. Bonds
Series 1996 A, 3.90% 7/1/97 (MBIA Insured)  1,165,000  1,165,000
Chester County Ind. Dev. Auth. Rfdg. Rev.
(General Motors Corp. Proj.) Series 1996, 5.25%, VRDN 800,000 800,000 Cumberland County Ind. Dev. Auth. (Lane Enterprises, Inc. Proj.)
4.50%, LOC CoreStates Bank, VRDN (b)  2,600,000  2,600,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Dauphin County Gen. Auth. Hosp. Rev.
(Reading Hosp. & Med. Ctr.) Series 1994 A,
4.30%, VRDN $ 1,000,000 $ 1,000,000
Delaware County Auth. Hosp. Rev.
(Crozer-Chester Med. Ctr.)
Series 1996, 4.03%, LOC Kriedietbank, VRDN  4,900,000  4,900,000
Delaware County Ind. Dev. Auth. Bonds (Philadelphia Elec.):
 Series 1988 A:
  3.50%, tender 1/14/97 (FGIC Insured)
  (Liquidity Facility Financial Guaranty Insurance Co.)  1,000,000
1,000,000
  3.50%, tender 3/6/97 (FGIC Insured)
  (Liquidity Facility Federal Guaranty Insurance Co.) 3,300,000 3,300,000 3.50%, tender 4/8/97 (FGIC Insured)
  (Liquidity Facility Federal Guaranty Insurance Co.) 2,000,000 2,000,000 Series 1988 B, 3.45%, tender 2/26/97 (FGIC Insured)
 (Liquidity Facility Federal Guaranty Insurance Co.) 2,200,000 2,200,000 Delaware Valley Reg. Fin. Auth. Local Gov't. Rev. VRDN:
 Series 1985 A, 4.15%, LOC Midland Bank PLC  1,300,000  1,300,000
 Series 1985 C, 4.15%, LOC Midland Bank PLC  3,600,000  3,600,000
 Series 1986, 4.15%, LOC Midland Bank PLC  300,000  300,000
Doylestown Hosp. Auth. Rev. Bonds (Doylestown Hosp.)
Participating VRDN, Series BT-63, 4.20% (AMBAC Insured)
(Liquidity Facility ADP) (c)  10,098,000  10,098,000
Emmaus Gen. Auth. Local Govt. Rev. Pool Prog. VRDN:
 Series 1989 E-7, 4.20%, LOC Midland Bank PLC  2,400,000  2,400,000
 Series 1989 G-7, 4.20%
(Liquidity Facility Midland Bank PLC)  3,000,000  3,000,000
Erie County Ind. Dev. Auth. Rev. (Carlisle Corp. Proj.)
Series 1993, 4.25%, LOC SunTrust Bank, VRDN (b)  1,000,000  1,000,000
Harrisburg Auth. Wtr. Rev. Participating VRDN, Series BT-193,
4.35% (Liquidity Facility Bankers Trust Company) (c) 6,000,000 6,000,000 Lancaster Higher Ed. Auth. College Rev.
(Franklin & Marshall College Proj.) Series 1995,
4.20%, VRDN  925,000  925,000
Langhorne-St. Mary Hosp. Auth.
(Franciscan Health Sys. Pooled Fin.)
Series B, 4.85%, LOC Toronto Dominion Bank  200,000  200,000
Lehigh County Ind. Dev. Auth. Poll. Cont. Rev.
(Allegheny Elec. Co.) VRDN:
  Series 1984 A, 3.65%, LOC Rabobank Nederland  500,000  500,000
  Series 1984 B, 3.65%, LOC Rabobank Nederland  1,000,000  1,000,000
Lycoming County Ind. Dev. Auth. (Coastal Aluminum Rolling
Mills) Series 1995, 4.50%, LOC CoreStates Bank (b)  1,910,000  1,910,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Montgomery County Ind. Dev. Auth. Rev.:
 (H.P. Cadwallader Inc. Proj.) Series 1995, 4.50%,
 LOC CoreStates Bank, VRDN (b) $ 1,120,000 $ 1,120,000
 (RJI Limited Proj.) Series 1992, 4.50%,
 LOC CoreStates Bank, VRDN (b)  1,820,000  1,820,000
 (Sirius Dev. Assoc. Proj.) 4.25%,
 LOC PNC Bank, VRDN (b)  1,500,000  1,500,000
 Bonds (Peco Energy Co.) Series 1996 A, 3.50%,
 tender 1/14/97, LOC Canadian Imperial Bank
 Of Commerce  1,000,000  1,000,000
Montour County Health Sys. Rev. (Geisinger Auth.)
Series 1992 B,5% (BPA Morgan Guaranty
Trust Co.) VRDN  2,000,000  2,000,000
North Lebanon Township Rev. (Grace Commty. Inc. Proj.)
Series 1992 B, 4.25%, LOC CoreStates Bank, VRDN  10,000  10,000
North Pennsylvania Wtr. Auth. Wtr. Rev. Participating VRDN,
Series SG-30, 4.35% (Liquidity Facility Societe Generale,
France) (c)  10,000,000  10,000,000
Northampton County Ind. Dev. Auth. Rev. VRDN (b):
 (Victoria Vogue Proj.) 4.50%, LOC CoreStates Bank 2,885,000 2,885,000 (Bedford Park Proj.):
  Series 1996 A, 4.35%, LOC Harris Trust  2,105,000  2,105,000
  Series 1996 B, 4.45%, LOC Harris Trust  950,000  950,000
Northampton County Ind. Dev. Auth. Bonds
(Citizens Utilities Co. Proj.) Series 1991,
3.55%, tender 4/8/97 (b)  1,100,000  1,100,000
Northeastern Pennsylvania Hosp. & Ed. Auth.
(Allhealth Pool Fing.) 4.30%, LOC Chase
Manhattan Bank, VRDN  5,000,000  5,000,000
Northumberland County Ind. Dev. Auth. Rev. VRDN (b):
 (Foster Wheeler Mt. Carmel, Inc. Proj.):
 Series 1987 A, 4.20%, LOC Union Bank of Switzerland  17,095,000
17,095,000
  Series 1987 B, 4.20%, LOC Union Bank of Switzerland 1,140,000 1,140,000 Pennsylvania Econ. Dev. Fin. Auth. Rev. VRDN (b):
 (Henry Molded Prod. Inc.) Series 1992 A-4, 4.25%,
 LOC PNC Bank  800,000  800,000
 (Pappafava Proj. ) Series 1989 D-7, 4.25%,
 LOC PNC Bank  200,000  200,000
 (Payne Printery Proj.) Series 1989 B-8, 4.25%,
 LOC PNC Bank  275,000  275,000
 (Port Erie Plastics Proj.) Series 1989 D-9, 4.25%,
 LOC PNC Bank  500,000  500,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Pennsylvania Econ. Dev. Fin. Auth. Rev. VRDN (b): - continued
 (Respironics Inc. Proj.) Series 1989 F, 4.25%,
 LOC PNC Bank $ 800,000 $ 800,000
Pennsylvania Econ. Dev. Fin. Auth. Econ. Dev. Rev. VRDN (b):
 (Esschem, Inc.) Series 1991 D-10, 4.25%,
  LOC PNC Bank, NA  700,000  700,000
 (Landmark) Series 1995 I-3, 4.25%,
  LOC PNC Bank, NA  2,100,000  2,100,000
 Series 1996 A-1, 4.25%, LOC PNC Bank, NA  675,000  675,000
 Series 1996 A-2, 4.25%, LOC PNC Bank, NA  2,100,000  2,100,000
 Series 1996 A-3, 4.25%, LOC PNC Bank, NA  1,000,000  1,000,000
 Series 1996 A-7, 4.25%, LOC PNC Bank, NA  750,000  750,000
 Series 1996 A-8, 4.25%, LOC PNC Bank, NA  1,100,000  1,100,000
 Series 1996 F-4, 4.25%, LOC PNC Bank, NA  1,000,000  1,000,000
Pennsylvania Econ. Dev. Fin. Auth. Ind. Dev. Rev. VRDN (b):
 (The Babcock & Wilcox Co. Proj.)
 Series 1989 A-2, 4.25%, LOC PNC Bank  4,850,000  4,850,000
 (Suntory Wtr. Group Proj.) Series 1992 D, 4.25%,
 LOC Wachovia Bank & Trust  4,900,000  4,900,000
Pennsylvania Gen. Oblig. Bonds 4.75% 6/15/97  2,000,000  2,007,304
Pennsylvania Higher Ed. Assistance Agcy. Student Loan Rev.
VRDN (b):
  Series 1988 A, 4.25%, LOC SLMA  4,600,000  4,600,000
  Series 1988 B, 4.25%, LOC SLMA  3,300,000  3,300,000
  Series 1988 C, 4.25%, LOC SLMA  2,700,000  2,700,000
Pennsylvania Higher Ed. Fac. Auth. (Carnegie Mellon Univ.)
Series 1995 A, 5% (BPA Morgan Guaranty/Union Bank of
Switzerland), VRDN   500,000  500,000
Pennsylvania TAN Series 1996-97, 4.50% 6/30/97  15,100,000  15,157,679
Philadelphia Hosp. Rev. (Children's Hosp. Proj.)
Series 1996 A, 5% (Liquidity Facility Morgan Guaranty
Trust Co., NY, VRDN  600,000  600,000
Philadelphia RAN (Southwark Plaza Proj.)
Series 1996, 3.85% 12/30/97, LOC Federal Guaranty
Insurance Co./Capital Market Svc.  8,000,000  8,000,704
Philadelphia School Dist. TRAN Series 1996-97,
4.50% 6/30/97  10,000,000  10,023,741
Philadelphia TRAN Series 1996-97, 4.50% 6/30/97  11,000,000  11,028,661
Pittsburgh Wtr. & Swr. Sys. Rev. Participating VRDN,
Series BTP-181, 4.15%
(Liquidity Facility Bankers Trust Co.) (c)  4,935,000  4,935,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Schuylkill County Ind. Dev. Auth. Rev. VRDN (b):
 (Craftex Mills Inc. Proj.) Series 1996, 4.50%,
 LOC CoreStates Bank, N.A $ 2,000,000 $ 2,000,000
 (Interlock Realty Co.) 4.40%, LOC Star Bank  300,000  300,000
 (Metal Sales Manufacturing Corp.) 4.30%, LOC Star Bank  1,350,000
1,350,000
 (Prime Packaging Inc. Proj.) Series 1995, 4.50%,
 LOC CoreStates Bank  2,000,000  2,000,000
Venango Ind. Dev. Auth. Resource Recovery Rev. Bonds
(Scrubgrass Proj.) (b):
  Series 1990 A:
   3.45%, tender 2/12/97, LOC Nat'l Westminster PLC  3,000,000  3,000,000
   3.55%, tender 2/12/97, LOC Nat'l Westminster PLC  1,700,000  1,700,000
   3.65%, tender 2/20/97, LOC Nat'l Westminster PLC  3,000,000  3,000,000
   3.60%, tender 2/21/97, LOC Nat'l Westminster PLC  2,000,000  2,000,000
   3.60%, tender 2/21/97, LOC Nat'l Westminster PLC  500,000  500,000
  Series 1990 B, 3.65%, tender 2/25/97,
  LOC Nat'l Westminster PLC  3,000,000  3,000,000
Washington County Ind. Dev. Auth. Ind. Dev. Rev.
(Mac Plastics, Inc. Proj.)Series 1990, 4.30%,
LOC Nat'l. City Bank, VRDN (b)  460,000  460,000
TOTAL INVESTMENTS - 100%   $ 245,406,089
Total Cost for Income Tax Purposes   $ 245,406,089
SECURITY TYPE ABBREVIATIONS
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At December 31, 1996, the fund had a capital loss carryforward of approximately $65,000 of which $5,000, $5,000, $19,000, $10,000 and $26,000 will expire on December 31, 1997, 1998, 2002, 2003 and 2004, respectively. During fiscal year ended 1996, 100% of the fund's income dividends was free from federal income tax, and 48.36% of the fund's income dividends was subject to the federal alternative minimum tax.
SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1996

ASSETS

Investment in securities, at value -                                       $ 245,406,089
See accompanying schedule

Cash                                                                        1,582,540

Receivable for investments sold                                             5,000,417

Interest receivable                                                         1,523,630

 TOTAL ASSETS                                                               253,512,676

LIABILITIES

Payable for investments purchased                           $ 11,000,701

Distributions payable                                        25,365

Accrued management fee                                       95,777

Other payables and accrued expenses                          4,451

 TOTAL LIABILITIES                                                          11,126,294

NET ASSETS                                                                 $ 242,386,382

Net Assets consist of:

Paid in capital                                                            $ 242,451,093

Accumulated net realized gain (loss) on investments                         (64,711)

NET ASSETS, for 242,449,142 shares outstanding                             $ 242,386,382

NET ASSET VALUE, offering price and redemption price                        $1.00
per share ($242,386,382 (divided by) 242,449,142 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1996

INTEREST INCOME                                                       $ 8,643,964

EXPENSES

Management fee                                          $ 1,180,152

Non-interested trustees' compensation                    5,419

 Total expenses before reductions                        1,185,571

 Expense reductions                                      (53,525)      1,132,046

NET INTEREST INCOME                                                    7,511,918

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                (26,471)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 7,485,447


STATEMENT OF CHANGES IN NET ASSETS

                                                           YEAR ENDED       YEAR ENDED
                                                           DECEMBER 31,     DECEMBER 31,
                                                           1996             1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 7,511,918      $ 7,945,808
Net interest income

 Net realized gain (loss)                                   (26,471)         (10,005)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            7,485,447        7,935,803
FROM OPERATIONS

Distributions to shareholders from net interest income      (7,511,918)      (7,945,808)

Share transactions at net asset value of $1.00 per share    168,791,356      169,779,742
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     7,197,082        7,567,810

 Cost of shares redeemed                                    (175,218,462)    (193,302,893)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            769,976          (15,955,341)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   743,505          (15,965,346)

NET ASSETS

 Beginning of period                                        241,642,877      257,608,223

 End of period                                             $ 242,386,382    $ 241,642,877


FINANCIAL HIGHLIGHTS

                                   YEARS ENDED DECEMBER 31,

                                   1996                       1995        1994        1993        1992

SELECTED PER-SHARE DATA

Net asset value, beginning         $ 1.000                    $ 1.000     $ 1.000     $ 1.000     $ 1.000
of period

Income from Investment              .032                       .035        .026        .022        .029
Operations
Net interest income

Less Distributions

 From net interest income           (.032)                     (.035)      (.026)      (.022)      (.029)

Net asset value, end of period     $ 1.000                    $ 1.000     $ 1.000     $ 1.000     $ 1.000

TOTAL RETURN A                      3.21%                      3.56%       2.61%       2.21%       2.90%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period          $ 242,386                  $ 241,643   $ 257,608   $ 240,983   $ 243,335
(000 omitted)

Ratio of expenses to average        .50%                       .50%        .50%        .50%        .47%
net assets                                                                                        B

Ratio of expenses to average        .48%                       .50%        .50%        .50%        .47%
net assets after expense           C
reductions

Ratio of net interest income to     3.17%                      3.50%       2.58%       2.19%       2.88%
average net assets


A TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Pennsylvania Municipal Income Fund (the income fund) (formerly Spartan Pennsylvania High Yield Portfolio)is a fund of Fidelity Municipal Trust. Spartan Pennsylvania Municipal Money Market Fund (the money market fund)(formerly Spartan Pennsylvania Money Market Portfolio) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the money market fund and the income fund:
SECURITY VALUATION.
INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount and losses deferred due to wash sales and futures. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
REDEMPTION FEES. Shares held in the income fund less than 180 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
DELAYED DELIVERY TRANSACTIONS. Each fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase agreements, each fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end, is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $139,229,102 and $138,771,394, respectively. The market value of futures contracts opened and closed during the period amounted to $38,056,273 and $36,021,576, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .55% and .50% of average net assets for the income and money market funds, respectively.
FMR also bears the cost of providing shareholder services to each fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $3,165 and $7,358 for the income and money market funds, respectively. SUB-ADVISER FEE. As the money market fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
5. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of each fund with the fund's custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's expenses were reduced by $61,652 and $53,525 for the income and money market funds, respectively, under these arrangements. REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Spartan Pennsylvania Municipal Income Fund (formerly Spartan Pennsylvania Municipal High Yield Portfolio) and Spartan Pennsylvania Municipal Money Market Fund (formerly Spartan Pennsylvania Municipal Money Market Portfolio):
We have audited the accompanying statements of assets and liabilities of Fidelity Municipal Trust: Spartan Pennsylvania Municipal Income Fund (formerly Spartan Pennsylvania Municipal High Yield Portfolio) and Fidelity Municipal Trust II: Spartan Pennsylvania Municipal Money Market Fund (formerly Spartan Pennsylvania Municipal Money Market Portfolio), including the schedules of portfolio investments, as of December 31, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Municipal Trust: Spartan Pennsylvania Municipal Income Fund and Fidelity Municipal Trust II: Spartan Pennsylvania Municipal Money Market Fund as of December 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 4, 1997
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
  To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT
IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI






INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
Company
Boston, MA
SUB-ADVISER, MONEY MARKET FUND
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning Jr., Vice President - INCOME FUND
Sarah H. Zenoble, Vice President - MONEY MARKET FUND
Deborah F. Watson, Vice President -
MONEY MARKET FUND
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant
Vice President - MONEY MARKET FUND
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer -
MONEY MARKET FUND
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
ADVISORY BOARD
William O. McCoy
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Co.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE
DISTRIBUTIONS


The Board of Trustees of Spartan Pennsylvania Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities:
 PAY DATE RECORD DATE CAPITAL GAINS
 1/2/97 12/27/96 $0.07


FIDELITY


(registered trademark)
OHIO
MUNICIPAL
FUNDS

ANNUAL REPORT
DECEMBER 31, 1996
CHECK PAGE NUMBERS !!!

CONTENTS



PRESIDENT'S MESSAGE                         3     Ned Johnson on investing
                                                  strategies.

FIDELITY OHIO MUNICIPAL INCOME FUND

 PERFORMANCE                                4     How the fund has done over time.

 FUND TALK                                  7     The manager's review of fund
                                                  performance, strategy and outlook.

 INVESTMENT CHANGES                         10    A summary of major shifts in the
                                                  fund's investments over the past six
                                                  months
                                                  and one year.

 INVESTMENTS                                11    A complete list of the fund's
                                                  investments with their market
                                                  values.

 FINANCIAL STATEMENTS                       22    Statements of assets and liabilities,
                                                  operations, and changes in net
                                                  assets,
                                                  as well as financial highlights.

FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

 PERFORMANCE                                26    How the fund has done over time.

 FUND TALK                                  28    The manager's review of fund
                                                  performance, strategy and outlook.

 INVESTMENT CHANGES                         30    A summary of major shifts in the
                                                  fund's investments over the past six
                                                  months
                                                  and one year.

 INVESTMENTS                                31    A complete list of the fund's
                                                  investments with their market
                                                  values.

 FINANCIAL STATEMENTS                       39    Statements of assets and liabilities,
                                                  operations, and changes in net
                                                  assets,
                                                  as well as financial highlights.

NOTES                                       43    Notes to the financial statements.

REPORT OF INDEPENDENT                       46    The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS                               47


To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns.
An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d

FIDELITY OHIO MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits the fund earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past 10 years total return would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996             PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

Fidelity Ohio Municipal Income Fund         4.23%    40.15%   103.59%

Lehman Brothers Ohio 4 Plus Year            4.60%    n/a      n/a
 Municipal Bond Index

Ohio Municipal Debt Funds Average           3.35%    39.16%   96.39%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Ohio 4 Plus Year Municipal Bond Index, which includes Ohio investment-grade municipal bonds with maturities of four years or greater. To measure how the fund's performance stacked up against its peers, you can compare it to the Ohio municipal debt funds average, which reflects the performance of 56 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past one year. Both benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996             PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

Fidelity Ohio Municipal Income Fund         4.23%    6.98%    7.37%

Lehman Brothers Ohio 4 Plus Year            4.60%    n/a      n/a
 Municipal Bond Index

Ohio Municipal Debt Funds Average           3.35%    6.83%    6.97%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each funds total return, then taking the arithmetic average. This may produce a slightly different figure then that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961231 19970110 111400 S00000000000001
             OH Muni Income              LB Municipal Bond
             00088                       LB015
  1986/12/31      10000.00                    10000.00
  1987/01/31      10340.17                    10301.10
  1987/02/28      10442.41                    10351.78
  1987/03/31      10378.49                    10242.05
  1987/04/30       9568.75                     9728.11
  1987/05/31       9477.19                     9679.85
  1987/06/30       9683.12                     9964.06
  1987/07/31       9824.80                    10065.69
  1987/08/31       9834.76                    10088.34
  1987/09/30       9320.82                     9716.38
  1987/10/31       9332.41                     9750.78
  1987/11/30       9585.47                    10005.37
  1987/12/31       9762.13                    10150.55
  1988/01/31      10212.47                    10512.11
  1988/02/29      10348.70                    10623.22
  1988/03/31      10080.29                    10499.99
  1988/04/30      10129.95                    10579.79
  1988/05/31      10200.46                    10549.22
  1988/06/30      10391.82                    10703.55
  1988/07/31      10483.47                    10773.34
  1988/08/31      10504.90                    10782.82
  1988/09/30      10700.16                    10977.99
  1988/10/31      10927.50                    11171.20
  1988/11/30      10844.95                    11068.87
  1988/12/31      11024.20                    11182.11
  1989/01/31      11183.03                    11413.35
  1989/02/28      11088.55                    11283.13
  1989/03/31      11089.62                    11256.16
  1989/04/30      11389.17                    11523.38
  1989/05/31      11636.89                    11762.72
  1989/06/30      11788.68                    11922.46
  1989/07/31      11886.12                    12084.72
  1989/08/31      11763.67                    11966.42
  1989/09/30      11708.01                    11930.76
  1989/10/31      11859.08                    12076.67
  1989/11/30      12030.17                    12288.01
  1989/12/31      12125.04                    12388.53
  1990/01/31      12011.27                    12329.93
  1990/02/28      12147.14                    12439.66
  1990/03/31      12160.95                    12443.40
  1990/04/30      11976.09                    12353.31
  1990/05/31      12286.35                    12622.98
  1990/06/30      12413.17                    12733.94
  1990/07/31      12599.78                    12921.12
  1990/08/31      12401.60                    12733.51
  1990/09/30      12496.33                    12740.77
  1990/10/31      12674.52                    12971.88
  1990/11/30      12972.19                    13232.75
  1990/12/31      13034.31                    13290.31
  1991/01/31      13178.84                    13468.67
  1991/02/28      13261.89                    13585.85
  1991/03/31      13286.20                    13590.74
  1991/04/30      13493.46                    13771.49
  1991/05/31      13603.89                    13893.92
  1991/06/30      13554.92                    13880.17
  1991/07/31      13741.62                    14049.23
  1991/08/31      13879.05                    14234.26
  1991/09/30      14043.25                    14419.59
  1991/10/31      14169.76                    14549.36
  1991/11/30      14194.40                    14589.95
  1991/12/31      14526.21                    14903.05
  1992/01/31      14552.04                    14937.03
  1992/02/29      14561.46                    14941.81
  1992/03/31      14550.71                    14947.34
  1992/04/30      14667.80                    15080.37
  1992/05/31      14866.41                    15257.87
  1992/06/30      15128.65                    15513.90
  1992/07/31      15565.54                    15979.00
  1992/08/31      15391.88                    15823.21
  1992/09/30      15483.31                    15926.69
  1992/10/31      15201.51                    15770.13
  1992/11/30      15606.57                    16052.58
  1992/12/31      15784.68                    16216.47
  1993/01/31      15990.92                    16405.07
  1993/02/28      16560.55                    16998.44
  1993/03/31      16367.11                    16818.77
  1993/04/30      16517.27                    16988.47
  1993/05/31      16600.42                    17083.94
  1993/06/30      16876.53                    17369.08
  1993/07/31      16901.58                    17391.83
  1993/08/31      17295.00                    17753.93
  1993/09/30      17501.92                    17956.14
  1993/10/31      17513.43                    17990.80
  1993/11/30      17364.49                    17832.30
  1993/12/31      17767.03                    18208.74
  1994/01/31      17982.99                    18416.68
  1994/02/28      17505.59                    17939.69
  1994/03/31      16764.90                    17209.19
  1994/04/30      16892.71                    17355.12
  1994/05/31      17007.44                    17505.59
  1994/06/30      16981.47                    17398.63
  1994/07/31      17249.90                    17717.55
  1994/08/31      17304.61                    17778.85
  1994/09/30      17093.81                    17517.86
  1994/10/31      16761.32                    17206.74
  1994/11/30      16393.20                    16895.64
  1994/12/31      16781.55                    17267.52
  1995/01/31      17285.12                    17761.02
  1995/02/28      17764.94                    18277.51
  1995/03/31      17948.59                    18487.52
  1995/04/30      17985.83                    18509.34
  1995/05/31      18514.41                    19099.97
  1995/06/30      18354.14                    18933.80
  1995/07/31      18455.47                    19113.29
  1995/08/31      18671.16                    19355.65
  1995/09/30      18818.39                    19478.17
  1995/10/31      19068.80                    19761.38
  1995/11/30      19365.63                    20089.22
  1995/12/31      19532.63                    20282.28
  1996/01/31      19681.49                    20435.41
  1996/02/29      19552.51                    20297.47
  1996/03/31      19275.07                    20038.07
  1996/04/30      19199.81                    19981.36
  1996/05/31      19177.70                    19973.37
  1996/06/30      19375.78                    20190.88
  1996/07/31      19543.11                    20374.62
  1996/08/31      19539.93                    20369.73
  1996/09/30      19847.98                    20654.90
  1996/10/31      20089.05                    20888.51
  1996/11/30      20468.30                    21270.77
  1996/12/31      20358.68                    21181.43
IMATRL PRASUN   SHR__CHT 19961231 19970110 111402 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Ohio Municipal Income Fund on December 31, 1986. As the chart shows, by December 31, 1996, the value of the investment would have grown to $20,359 a 103.59% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends reinvested, the same $10,000 would have grown to $21,181 - a 111.81% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday
is no guarantee of how it
will do tomorrow. Bond
prices, for example,
generally move in the
opposite direction of interest
rates. In turn, the share price,
return, and yield of a fund
that invests in bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      YEARS ENDED DECEMBER 31,

      1996                       1995   1994   1993   1992

Dividend returns               4.98%    6.22%    5.37%     6.19%    6.63%

Capital appreciation returns   -0.75%   10.17%   -10.92%    6.37%   2.03%

Total returns                  4.23%    16.39%   -5.55%    12.56%   8.66%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains are paid by the fund reinvested.
DIVIDENDS AND YIELD

PERIODS ENDED DECEMBER 31, 1996          PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      4.78(cents)   28.30(cents)   56.01(cents)

Annualized dividend rate                 4.90%         4.94%          4.93%

30-day annualized yield                  4.74%         -              -

30-day annualized tax-equivalent yield   7.96%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.48 over the past month, $11.36 over the past six months and $11.35 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 40.48% combined effective 1996 federal and state tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.
FIDELITY OHIO MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Solid demand helped municipal
bonds perform better than their
investment-grade taxable
counterparts in 1996, even
though new issue supply saw
one of its strongest years ever.
For the year, the Lehman
Brothers Municipal Bond Index -
a broad measure of the municipal
bond market - had a total return
of 4.43%. In comparison, the
Lehman Brothers Aggregate
Bond Index - a broad measure
of the performance of the U.S.
taxable bond market - had a
total return of 3.63%. Demand for
munis came from both insurance
companies and individual
investors. The diminishing
likelihood of significant tax reform
in the near future also helped
support the muni market. Like
most domestic bonds, munis
were affected by
stronger-than-expected signs of
strength in the economy early in
1996. Nevertheless, the market
conditions that supported the
muni market prevailed to the
point that munis entered the fall
trading at expensive levels
relative to their taxable
counterparts. At that point and
through October, the
performance of the municipal
market stalled somewhat, as
investor demand declined and
institutional investors sold off
some of their municipal bond
holdings to take profits. That
sell-off subsided somewhat in
November and December, when
munis outperformed comparable
Treasury securities. However,
even though demand helped
buoy munis somewhat in
December, munis were caught in
the overall bond market
downdraft caused by conflicting
economic data and renewed
fears that inflation might lead the
Federal Reserve Board to raise
short-term interest rates.
An interview with Steven Harvey, Portfolio Manager of Fidelity Ohio Municipal Income Fund
Q. HOW DID THE FUND PERFORM, STEVE?
A. While it's been a volatile year for municipal bonds, the fund outpaced its peers. For the year ending December 31, 1996, the fund had a total return of 4.23%. The Ohio municipal debt funds average returned 3.35% for the same period, according to Lipper Analytical Services. Also, for the 12-month period, the Lehman Brothers Ohio 4 Plus Year Municipal Bond Index returned 4.60%.
Q. WHAT WERE THE KEYS TO THE FUND'S PERFORMANCE?
A. Non-callable bonds - which can't be redeemed by their issuer before maturity - did well during the year and helped the fund's performance. As interest rates fell throughout the past six months, investors began to seek bonds that would perform well in a declining rate environment. Therefore, they were willing to pay relatively high prices for non-callable bonds. As the year ended, I felt that investors were overpaying for some non-callable bonds, so I sold some of them to lock in significant gains.
Q. WHAT OTHER TYPES OF BONDS PERFORMED WELL?
A. Discount bonds also had a positive effect on performance, especially over the past six months. In the spring and summer, I bought discount bonds at a time when I thought their prices were cheap and didn't reflect their full value. The discount - or below par price - meant that the bond had very little DE MINIMUS protection, which in the municipal market means that the bond is not necessarily protected from the unfavorable tax treatment that can occur during certain market environments. Investors were worried that some discount bonds would be subject to taxable price appreciation, so they pushed discount bond prices quite low. But as interest rates fell, discount bonds performed quite well. More recently, I've sold some discount bonds to lock in their appreciation and looked for opportunities in bonds selling closer to par, or face value.
Q. SOME OF THE FUND'S HOSPITAL BONDS ALSO WERE SOLID CONTRIBUTORS.
A. Yes, they were. To the benefit of the fund, some Baa-rated hospital holdings were the subject of advanced refundings. In an advanced refunding, an issuer with existing bonds in the market will issue a second set of bonds with a lower interest rate than the existing bonds. Proceeds from this sale are then invested in high-quality U.S. Treasury securities, and these Treasuries then secure the original bonds until the call date or maturity of the original bonds. The bond investor can gain two important advantages in this situation: one, the bonds are backed by high-quality Treasuries, and two, because an advanced refunding can lower the effective maturity date of the original bonds, there is the potential for price appreciation since they trade to a shorter call date, rather than to a longer maturity date. The issuer, on the other hand, gains a lower interest rate on its debt.
Q. WHERE HAVE YOU FOUND OPPORTUNITIES RECENTLY?
A. In my view, student loan bonds offered some of the best opportunities to add yield to the fund, and I was able to buy them at what I believed to be attractive prices. Investors often fear that the loans backing these bonds will be paid off early and, therefore, force them to reinvest at lower interest rates. Given the concern about pre-payment, the bonds were - in my opinion - cheap relative to what I believed to be their value. The student loan bonds I selected carried relatively high credit ratings and yields, as well as a relatively low risk of being prepaid.
Q. WHAT'S YOUR OUTLOOK?
A. Over the past six months, we've experienced a healthy municipal bond market rally as interest rates have fallen. I think it may be unrealistic to expect the recent rally to continue at its recent pace. Therefore, the fund's returns likely will derive less from price appreciation and more from the income that the fund's holdings generate. However, I believe that with careful research I can identify situations that offer the potential for price appreciation based on positive events that would enhance their credit rating, while avoiding those with deteriorating credit quality.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL:
START DATE:
SIZE:
MANAGER:
(checkmark)



(solid bullet)
(solid bullet)

FIDELITY OHIO MUNICIPAL INCOME FUND

INVESTMENT CHANGES


TOP FIVE SECTORS AS OF DECEMBER 31, 1996
                     % OF FUND'S   % OF FUND'S INVESTMENT
                     INVESTMENTS   S
                                   IN THESE SECTORS
                                   6 MONTHS AGO

General Obligation   39.0          37.5

Water & Sewer        17.0          17.0

Health Care          10.0          11.6

Electric Revenue     8.4           5.6

Education            8.2           7.8

AVERAGE YEARS TO MATURITY AS OF DECEMBER 31, 1996
               6 MONTHS AGO

Years   12.9   12.5

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF DECEMBER 31, 1996
              6 MONTHS AGO

Years   7.5   7.6

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF DECEMBER 31, 1996 AS OF JUNE 30, 1996
Row: 1, Col: 1, Value: 55.2
Row: 1, Col: 2, Value: 31.1
Row: 1, Col: 3, Value: 8.199999999999999
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 3.3
Row: 1, Col: 6, Value: 2.2
Aaa 50.8%
Aa, A 33.0%
Baa 9.7%
Non-rated 3.6%
Short-term investments 2.9%
Aaa 55.2%
Aa, A 31.1%
Baa 8.2%
Non-rated 3.3%
Short-term investments 2.2%
Row: 1, Col: 1, Value: 50.8
Row: 1, Col: 2, Value: 33.0
Row: 1, Col: 3, Value: 9.699999999999999
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 3.6
Row: 1, Col: 6, Value: 2.9
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
FIDELITY OHIO MUNICIPAL INCOME FUND

INVESTMENTS DECEMBER 31, 1996
Showing Percentage of Total Value of Investments in Securities


MUNICIPAL BONDS - 97.8%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
OHIO - 94.7%
Adams County Valley Local School Dist.:
 (Unltd. Tax):
  6.65% 12/1/03 (MBIA Insured)  Aaa $ 1,000,000 $ 1,122,500
  6.65% 12/1/04 (MBIA Insured)  Aaa  1,000,000  1,130,000
  6.65% 12/1/05 (MBIA Insured)  Aaa  1,000,000  1,136,250
Akron Parking Facs. Ltd. Tax:
 8.75% 11/1/03  A  160,000  195,600
 8.75% 11/1/04  A  160,000  198,800
 8.75% 11/1/05  A  160,000  201,400
Akron Str. Impt. Ltd. Tax Series 1985 - 1:
 8.75% 11/1/03  A  200,000  244,500
 8.75% 11/1/04  A  200,000  248,500
 8.75% 11/1/05  A  200,000  251,750
Akron Wtrwks. Rev. Rfdg. (Mtg. Impt.)
4.875% 3/1/12 (MBIA Insured)  Aaa  2,250,000  2,112,188
Alliance Wtrwks. Rev. (Cap. Appreciation)
0% 10/15/06 (FGIC Insured)  Aaa  765,000  472,388
Bedford Hosp. Impt. Rev. Rfdg.
(Bedford Commty. Hosp.) Series 1990,
8.50% 5/15/09 (Escrowed to Maturity) (d)  -  765,000  850,106
Berea Gen. Oblig. Ltd. Tax Rfdg. 0% 12/1/04  Aa  535,000  364,469
Berea Wtrwks. Rfdg. 0% 12/1/06  Aa  510,000  309,188
Berlin & Milan Local School Dist.
7.45% 12/1/11  A  675,000  745,875
Bexley School Dist:
 0% 12/1/06  Aa  440,000  266,750
 0% 12/1/07  Aa  540,000  307,800
 0% 12/1/08  Aa  540,000  288,900
Buckeye Local School Dist. Rfdg.
(Jefferson County) (Cap. Appreciation):
  0% 12/1/06 (AMBAC Insured)  Aaa  375,000  229,688
  0% 12/1/07 (AMBAC Insured)  Aaa  760,000  437,950
Buckeye Valley Local School Dist.
(Delaware County) Series A,
6.85% 12/1/15 (MBIA Insured)  Aaa  2,000,000  2,357,500
Butler County Hosp. Facs. Auth. Rev. Rfdg. & Impt.
7.50% 1/1/10  Baa  1,500,000  1,586,250
Cambridge Hosp. Impt. Rev. Rfdg.
(Guernsey Mem. Hosp.) 8% 12/1/11  BBB  1,500,000  1,625,625
Cleveland Arpt. Sys. Rev. Series A, 6% 1/1/10
(FGIC Insured)  Aaa  2,620,000  2,741,175
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
OHIO - CONTINUED
Cleveland Gen. Oblig. Rfdg.:
 5.375% 9/1/11 (AMBAC Insured)  Aaa $ 1,960,000 $ 1,955,100
 5.50% 9/1/16 (AMBAC Insured)  Aaa  2,000,000  2,007,500
Cleveland Pub. Pwr. Sys. Rev.:
 Rfdg. (First Mtg.) Series 1, 5% 11/15/24
 (MBIA Insured)  Aaa  3,000,000  2,760,000
 (Capital Appreciation) (First Mtg.) Series A:
  0% 11/15/08 (MBIA Insured)  Aaa  5,480,000  2,966,050
  0% 11/15/10 (MBIA Insured)  Aaa  2,685,000  1,275,375
  0% 11/15/11 (MBIA Insured)  Aaa  2,685,000  1,191,469
Cleveland Wtrwks. Rev. Rfdg. (1st Mtg.):
 Series F-92 A, 6.25% 1/1/15
 (AMBAC Insured)  Aaa  3,000,000  3,150,000
 Series F-92 B, 6.25% 1/1/05
 (AMBAC Insured)  Aaa  1,000,000  1,085,000
 Series G, 5.50% 1/1/21 (MBIA Insured)  Aaa  8,725,000  8,768,625
Columbus Gen. Oblig.:
 Rfdg Series B, 5.90% 1/1/01  Aaa  1,000,000  1,055,000
 (Various Purpose):
  Series 1, 6% 5/15/10  Aaa  1,000,000  1,061,250
  9.50% 4/15/04  Aaa  500,000  645,625
 8.125% 5/1/01  Aaa  1,000,000  1,142,500
Columbus Swr. Syst. Imp. Unltd. Tax
9.375% 4/15/07  Aaa  590,000  798,713
Columbus Swr. Impt. #26-E
6.50% 9/15/01  Aaa  2,000,000  2,180,000
Columbus Wtrwks. Enlargement #44
6%, 5/1/12  Aaa  1,250,000  1,310,938
Cuyahoga County Cap. Appreciation Unltd.
Tax Rfdg. Series A:
  0% 10/1/08 (MBIA Insured)  Aaa  4,000,000  2,225,000
  0% 10/1/09 (MBIA Insured)  Aaa  4,200,000  2,184,000
  0% 10/1/10 (MBIA Insured)  Aaa  5,000,000  2,431,250
  0% 10/1/11 (MBIA Insured)  Aaa  2,400,000  1,101,000
  0% 10/1/12 (MBIA Insured)  Aaa  1,505,000  641,506
  0% 10/1/13 (MBIA Insured)  Aaa  3,000,000  1,200,000
Cuyahoga County Gen. Oblig.
5.50% 11/15/05  Aa  2,400,000  2,505,000
Cuyahoga County Hosp. Rev. Rfdg.:
 (Cleveland Clinic Foundation) Series A:
  8% 12/1/08  Aa  1,000,000  1,046,330
  8% 12/1/15  Aa  2,250,000  2,344,208
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
OHIO - CONTINUED
Dayton Arpt. Rev. Rfdg.
 (James M. Cox Dayton Intl. Arpt.):
  5.15% 12/1/07 (AMBAC Insured)  Aaa $ 1,300,000 $ 1,311,375
  5.25% 12/1/15 (AMBAC Insured)  Aaa  1,000,000  968,750
Defiance Spl. Assessments 7% 12/1/11  A  365,000  397,850
Delaware City School Dist. Capital Appreciation
(Const. & Impt.) Series B:
  0% 12/1/08 (FGIC Insured)  Aaa  1,100,000  596,750
  5.50% 12/1/08 (FGIC Insured)  Aaa  1,400,000  1,442,000
  0% 12/1/09 (FGIC Insured)  Aaa  1,000,000  507,500
Delaware County Wtr. & Swr.
6.50% 12/1/03  A1  1,750,000  1,925,000
Dublin School Dist.:
 Unltd. Tax Rfdg. (Cap. Appreciation)
 0% 12/1/04 (AMBAC Insured)  Aaa  1,930,000  1,331,700
 6.20% 12/1/19, (AMBAC Insured)  Aaa  1,400,000  1,480,500
Fairfield City School Dist.:
 7.10% 12/1/07 (FGIC Insured)  Aaa  1,120,000  1,314,600
 7.45% 12/1/14 (FGIC Insured)  Aaa  1,000,000  1,231,250
Franklin City School Dist. Unltd. Tax
(Warren County Impt.) 7% 12/1/14  A  1,250,000  1,331,250
Franklin County Ltd. Tax:
 (Courthouse) 6.375% 12/1/17
 (Pre-Refunded to 12/1/01 @ 102) (d)  AAA  2,500,000  2,743,750
 5.50% 12/1/15  Aaa  1,225,000  1,226,531
 5.50% 12/1/16  Aaa  1,290,000  1,291,613
Franklin County Rev.
(Online Computer Library Ctr.):
  7.20% 7/15/06  -  1,000,000  1,080,000
  6% 4/15/12  -  3,500,000  3,508,750
Granville Village School Dist. Rfdg:
 (Cap. Appreciation):
  0% 12/1/06 (AMBAC Insured)  Aaa  625,000  382,813
  0% 12/1/07 (AMBAC Insured)  Aaa  665,000  383,206
  0% 12/1/08 (AMBAC Insured)  Aaa  650,000  352,625
  0% 12/1/09 (AMBAC Insured)  Aaa  645,000  328,144
Greene County Swr. Sys. Rev.
(Cap. Appreciation) 0% 12/1/09
(AMBAC Insured)  Aaa  775,000  394,281
Greene County Wtr. Sys. Rev. Series A,
6% 12/1/16 (FGIC Insured)  Aaa  2,500,000  2,621,875
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
OHIO - CONTINUED
Hamilton Elec. Sys. Mtg. Rev. Rfdg.:
 Series A, 6% 10/15/09 (FGIC Insured)  Aaa $ 2,920,000 $ 3,091,550
 Series 1992 A, 6% 10/15/08 (FGIC Insured)  Aaa  2,000,000  2,095,000
Hamilton County Health Care Sys. Rev.:
 Rfdg. (Providence Hosp. - Franciscan Sisters
 Poor Health Sys.) 6.875% 7/1/15  Baa1  5,000,000  5,243,750
 (Sisters of Charity Health Care) Series A:
  6.25% 5/15/14 (AMBAC Insured)  Aaa  1,000,000  1,051,250
  6.25% 5/15/08 (AMBAC Insured)  Aaa  4,220,000  4,552,325
Hamilton County Swr. Sys. Rev. Rfdg. Series A.:
 6% 12/1/05 (FGIC Insured)  Aaa  4,500,000  4,899,375
 5.40% 12/1/08 (FGIC Insured)  Aaa  3,715,000  3,831,094
 5.45% 12/1/09 (FGIC Insured)  Aaa  1,000,000  1,028,750
Hilliard School Dist.:
 Series A:
  6% 12/1/05 (FGIC Insured)  Aaa  1,415,000  1,537,044
  0% 12/1/11 (FGIC Insured)  Aaa  1,600,000  712,000
  Unltd. Tax 5% 12/1/09 (FGIC Insured)  Aaa  1,000,000  977,500
Lakewood Gen. Oblig.:
 Series A, 6.60% 12/1/11  Aa  1,630,000  1,850,050
 6.60% 12/1/08  Aa  1,525,000  1,723,250
Lakota Local School Dist. Rfdg. (Cap. Appreciation):
 Unltd. Tax 0% 12/1/99  A1  445,000  390,488
 0% 12/1/00  A1  625,000  521,875
 0% 12/1/01  A1  590,000  469,050
 0% 12/1/02  A1  555,000  419,025
 0% 12/1/03  A1  260,000  185,900
 0% 12/1/04  A1  730,000  492,750
 0% 12/1/05  A1  690,000  439,875
 0% 12/1/06  A1  650,000  390,000
 0% 12/1/07  A1  610,000  343,888
Lima Swr. Sys. Rev. Rfdg. & Impt. 6.30%
12/1/12 (AMBAC Insured)  Aaa  5,000,000  5,325,000
Logan-Hocking Local School Dist. Rfdg.
Series B, 0% 12/1/08 (AMBAC Insured)  Aaa  1,065,000  584,419
Lorain Gen. Oblig. Ltd. Tax 7.875% 12/1/09  Baa  1,000,000  1,096,250
Lowellville San. Swr. Sys. Rev.
(Browning-Ferris Industries, Inc.)
7.25% 6/1/06 (b)  A  1,200,000  1,224,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
OHIO - CONTINUED
Lucas County Convention Ctr. Site Acquisition
 Bonds Ltd. Tax:
  6.50% 12/1/09  A $ 340,000 $ 379,100
  6.50% 12/1/10  A  340,000  377,825
  6.50% 12/1/11  A  340,000  378,250
  6.50% 12/1/12  A  340,000  374,000
Lucas County Hosp. Rev.:
 Rfdg. (Riverside Hosp. Proj.)
  7.625% 6/1/15  Baa1  7,485,000  7,682,829
 (Promedica Healthcare Oblig. Group)
 6% 11/15/04 (MBIA Insured)  Aaa  4,000,000  4,310,000
Mahoning Valley San. Dist.:
 7.85% 12/15/12  -  1,200,000  1,254,000
 7.85% 12/15/13  -  1,275,000  1,332,375
Mahoning Valley San. Dist. Wtr. Rev.
7.75% 5/15/14  -  3,250,000  3,388,125
Marion County Hosp. Impt. Rev. Rfdg.
 (Commty. Hosp.):
  5.70% 5/15/02  BBB+  1,500,000  1,507,500
  5.80% 5/15/03  BBB+  1,825,000  1,836,406
  6.10% 5/15/06  BBB+  1,000,000  1,015,000
  6.375% 5/15/11  BBB+  1,500,000  1,511,250
Marysville Exempt Village School Rfdg.
 (Cap. Appreciation):
  0% 12/1/05 (AMBAC Insured)  Aaa  795,000  518,738
  0% 12/1/06 (AMBAC Insured)  Aaa  750,000  461,250
  0% 12/1/07 (AMBAC Insured)  Aaa  690,000  400,200
Mason Sch. Dist.:
 6.05% 12/1/09 (FGIC Insured)  Aaa  1,225,000  1,329,125
 6.15% 12/1/10 (FGIC Insured)  Aaa  1,420,000  1,546,025
Mentor Exempt Village School Dist. Rdfg.
 (Cap. Appreciation):
  0% 12/1/00 (MBIA Insured)  Aaa  755,000  637,031
  0% 12/1/01 (MBIA Insured)  Aaa  795,000  635,006
  0% 12/1/02 (MBIA Insured)  Aaa  845,000  643,256
  0% 12/1/03 (MBIA Insured)  Aaa  840,000  609,000
Miami County Hosp. Facs. Rev. (Upper Valley
Med. Ctr. Proj.) Series B, 8.25% 5/1/04
(BIG Insured) (Pre-Refunded to
5/1/97 @ 102) (d)  Aaa  410,000  424,395
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
OHIO - CONTINUED
Middleburg Heights Hosp. Impt. Rev.
(Southwest Gen. Hosp.) 7.20% 8/15/19
(Pre-Refunded to 8/15/01 @ 102) (d)  A $ 2,000,000 $ 2,265,000
Montgomery County Solid Waste Rev. Rfdg.
6% 11/1/05 (MBIA Insured)  Aaa  1,940,000  2,107,325
Newark Wtr. (Cap. Appreciation)
0% 12/1/07 (AMBAC Insured)  Aaa  455,000  263,900
North Canton School Dist. 5.90% 12/1/14
(AMBAC Insured)  Aaa  2,000,000  2,060,000
Northeast Ohio Regional Swr. Dist. Wastewtr. Rev.
Rfdg. 6.25% 11/15/04 (AMBAC Insured)  Aaa  1,000,000  1,106,250
Ohio Air Quality Dev. Auth. Rev. Rfdg.:
 (Dayton Pwr. & Lt. Co. Proj.)
 6.10% 9/1/30  A1  4,000,000  4,120,000
 (Ohio Pwr. Co. Proj.) Series B,
 7.40% 8/1/09  Baa1  3,250,000  3,445,000
 (Columbus & Southern Pwr. Co.) Series A,
 6.375% 12/1/20 (FGIC Insured)  Aaa  3,000,000  3,172,500
Ohio Bldg. Auth.:
 Rfdg. (Ohio Ctr. Arts) Series A,
 5.45% 10/1/07  A1  2,000,000  2,055,000
 Rfdg. (State Correctional Facs.) Series A:
  6.50% 10/1/03  A1  2,750,000  2,980,313
  5.70% 10/1/04  A1  1,125,000  1,178,438
  5.75% 10/1/05  A1  2,080,000  2,181,400
  5.25% 10/1/09  A1  3,000,000  2,996,250
 Rfdg. (State Facs. - Vern Riffe) Series A,
 5.75% 10/1/04 (AMBAC Insured)  Aaa  8,250,000  8,786,250
 (Administration Bldg. Fund Proj.) Series A:
  5.60% 10/1/07  A1  3,330,000  3,413,250
  4.875% 10/1/10  A1  1,000,000  940,000
 (Adult Correctional Facs.)
 6% 4/1/06 (AMBAC Insured)  Aaa  1,930,000  2,084,400
 (Workers Compensation Bldg. A)
 4.75% 4/1/14  A  1,620,000  1,455,975
Ohio Cap. Corp. Multi-Family Hsg. Rev. Rfdg:
 Series A, 7.50% 1/1/24 (FNMA Coll.)  AAA  1,000,000  1,057,500
 Series C, 7.375% 7/1/23 (FNMA Coll.)  AAA  2,000,000  2,065,000
Ohio Expositions Commission Ctfs. of Prtn.
(Agricenter Facs.) 8.25% 10/1/06
(Pre-Refunded to 4/1/00 @ 101) (d)  -  1,090,000  1,226,250
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
OHIO - CONTINUED
Ohio Gen. Oblig.:
 (Cap. Appreciation) (Infrastructure Impt.)
 Series 1989, 0% 9/1/07  Aa1 $ 7,225,000 $ 4,208,563
 (College Savings Bonds):
  0% 8/1/09  Aa1  2,290,000  1,173,625
  0% 8/1/10  Aa1  2,000,000  962,500
  0% 8/1/14  Aa1  1,375,000  515,625
 (Infrastructure Impt.):
  Rfdg. Series R:
   0% 9/1/00  Aa1  3,260,000  2,787,300
   5.45% 9/1/03  Aa1  2,350,000  2,467,500
  5.75% 8/1/04  Aa1  1,000,000  1,066,250
  6.50% 8/1/04  Aa1  5,670,000  6,307,875
  6.65% 8/1/05  Aa1  3,000,000  3,386,250
 6.50% 9/1/01  Aa1  1,000,000  1,092,500
 6.65% 9/1/09  Aa1  1,000,000  1,138,750
Ohio Higher Edl. Facs. Commission Rev.:
 (Case Western Reserve Univ. Proj.):
  Rfdg.:
   6% 10/1/14  Aa  1,500,000  1,595,625
   6.125% 10/1/15  Aa  2,000,000  2,150,000
   6.25% 10/1/16  Aa  2,500,000  2,731,250
  Series B, 6.50% 10/1/20  Aa  2,250,000  2,536,875
  7.70% 10/1/18  Aa  70,000  73,166
  6% 10/1/22  Aa  650,000  658,938
 (Kenyon College Proj.) 5.90% 12/1/06
 (AMBAC Insured)  Aaa  1,000,000  1,061,250
Ohio Hsg. Fin. Agcy. Mtg. Rev.
(Residential B-2) 5.375% 9/1/19 (b)  AAA  4,000,000  3,985,000
Ohio Poll. Cont. Rev. (Standard Oil Co.)
6.75% 12/1/15  Aa3  3,100,000  3,611,500
Ohio Pub. Facs. Commission Higher Ed. Cap. Facs.:
 Series II-A, 4.50% 11/1/09 (MBIA Insured)  Aaa  2,600,000  2,408,250
 Series II-B, 5% 11/1/07 (MBIA Insured)  Aaa  9,275,000  9,251,813
Ohio Pub. Facs. Commission Mental Health
Cap. Facs. Series II-B, 5.125% 6/1/11
(FSA Insured)  Aaa  2,600,000  2,522,000
Ohio Turnpike Commission Rev:
 Series A:
  6% 2/15/04 (FSA Insured)  Aaa  5,140,000  5,551,200
  6% 2/15/05 (FSA Insured)  Aaa  2,000,000  2,165,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
OHIO - CONTINUED
Ohio Turnpike Commission Rev: - continued
 Series A: - continued
  6% 2/15/06 (FSA Insured)  Aaa $ 2,200,000 $ 2,384,250
  6% 2/15/07 (FSA Insured)  Aaa  3,100,000  3,355,750
  5.60% 2/15/12 (MBIA Insured)  Aaa  2,840,000  2,886,150
  5.70% 2/15/13 (MBIA Insured)  Aaa  2,660,000  2,713,200
Ohio Wtr. Dev. Auth. Rev.:
 Rfdg. (Pure Wtr.) 5.50% 12/1/18
 (AMBAC Insured)  Aaa  2,500,000  2,484,375
 (Pure Wtr.) Series I, 6% 12/1/16
 (AMBAC Insured) (Escrowed to Maturity) (d)  Aaa  1,685,000  1,762,931
 (Fresh Wtr.):
  6.25% 12/1/02 (AMBAC Insured)  Aaa  1,915,000  2,084,956
  6.25% 12/1/03 (AMBAC Insured)  Aaa  2,025,000  2,219,906
Ohio Wtr. Dev. Auth. Poll. Cont. Facs. Rev.:
 (Wtr. Control Loan Fd.) State Matching Series
 6.50% 1/1/04 (MBIA Insured)  Aaa  1,000,000  1,117,500
  6.50% 12/1/05 (MBIA Insured)  Aaa  2,735,000  3,066,619
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev.
(North Star BHP Steel - Cargill)
6.30% 9/1/20  Aa3  6,350,000  6,596,063
Olentangy Local School Dist. Unltd. Tax:
 7.75% 12/1/07 (BIG Insured)  Aaa  500,000  617,500
 7.75% 12/1/09 (BIG Insured)  Aaa  100,000  124,500
 7.75% 12/1/11 (BIG Insured)  Aaa  190,000  237,975
Ottawa County Gen. Oblig. Ltd. Tax
7.50% 10/1/14 (AMBAC Insured)  A1  500,000  551,875
Ottawa County San. Swr. Sys. Rev. Rfdg.
(Cap. Appreciation) (Danbury Proj.)
0% 10/1/06 (AMBAC Insured)  Aaa  1,445,000  892,288
Pickerington Local School Dist. Constr. & Impt.
5.8% 12/1/09 (FGIC Insured)  Aaa  1,000,000  1,062,500
Portage County Hosp. Rev.
(Robinson Memorial Hosp. Proj.)
6/50% 11/15/03 (MBIA Insured)  Aaa  1,080,000  1,193,400
South Western City Sch. Dist. Rfdg.
(Franklin & Pickway Counties) Series A,
6.20% 12/1/06 (AMBAC Insured)  Aaa  1,000,000  1,080,000
Southwest Local School Dist. (Hamilton County):
 0% 12/1/04 (AMBAC Insured)  Aaa  500,000  344,375
 0% 12/1/05 (AMBAC Insured)  Aaa  525,000  342,563
 0% 12/1/06 (AMBAC Insured)  Aaa  525,000  322,875
 0% 12/1/07 (AMBAC Insured)  Aaa  520,000  301,600
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
OHIO - CONTINUED
Springboro Commty. School Dist. Rfdg.
0% 12/1/06 (AMBAC Insured)  Aaa $ 915,000 $ 552,431
Stark County Gen. Oblig. 5.60% 11/15/08
(AMBAC Insured)  Aaa  1,150,000  1,183,063
Stow School Dist. School Impt. Unltd. Tax
9.125% 12/1/06  A  590,000  756,675
Student Loan Fund Corp. Student Loan Rev.:
 Series A, 5.50% 12/1/01 (b)  A1  5,500,000  5,610,000
 (Cincinnati Student Loan):
  Rfdg. Series A:
   5.75% 8/1/02  A  3,475,000  3,587,938
   7.25% 2/1/08 (b)  A  4,000,000  4,195,000
  Sr. Sub-Series A:
   5.75% 8/1/03  A1  2,000,000  2,030,000
   5.85% 8/1/04  A1  5,500,000  5,575,625
Toledo Gen. Oblig.:
 7.625% 12/1/04 (AMBAC Insured)  Aaa  1,000,000  1,192,500
 6.10% 12/1/04 (AMBAC Insured)  Aaa  1,750,000  1,857,188
Toledo Wtrwks. Rev. 6% 11/15/06
(FGIC Insured)  Aaa  1,000,000  1,090,000
Warren County Gen. Oblig.
 Ltd. Tax 6.65% 12/1/11  Aa  500,000  565,625
 6.10% 12/1/12  Aa  500,000  534,375
Warren County Swr. Impt. (P&G Co./Lower
Miami) 5.50% 12/1/16  Aa  1,455,000  1,409,521
Willoughby Gen. Oblig. Road Impt. Ltd. Tax
7.40% 12/1/11  A1  1,200,000  1,453,500
  359,340,046
PUERTO RICO - 3.1%
Puerto Rico Elec. Pwr. Auth. Rev. Rfdg. Series W,
7% 7/1/07 (MBIA Insured)  Aaa  6,000,000  7,020,000
Puerto Rico Infrastructure Fing. Auth. Spl. Tax
Series 1988 A, 7.75% 7/1/08  Baa1  2,500,000  2,656,250
Puerto Rico Ports Auth. Spl. Facs.
(American Airlines) Series A,
6.25% 6/1/26  Baa3  1,875,000  1,933,594
  11,609,844
TOTAL MUNICIPAL BONDS
(Cost $358,696,314)   370,949,890
MUNICIPAL NOTES (A) - 2.2%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
OHIO - 2.2%
Franklin County Hosp. Rev.
(Holy Cross Health Sys. & Mount Carmel
Health Sys.) Series 95, 4.10%, Liquidity
Facility Morgan Guaranty Trust Co., VRDN VMIG 1 $ 400,000 $ 400,000 Hamilton Health Sys. Rev.
(Franciscan Sisters Poor Health Sys.)
Series 1987 A, 0.05%,
LOC Chemical Bank, VRDN  VMIG 1  400,000  400,000
Ohio Air Quality Dev. Auth. Rev. VRDN (b):
 (JMG Funding):
  Series 1994-A, 4.15%,
  LOC Societe Generale  VMIG 1  1,200,000  1,200,000
  Series 1994-B, 4.10%,
  LOC Societe Generale  VMIG 1  1,000,000  1,000,000
  Series 1995-B, 4.10%,
  LOC Societe Generale  A-1+  500,000  500,000
 (Cincinnati Gas & Elec.) Series B, 4.90%,
 LOC Canadian Imperial Bank
  of Commerce  VMIG 1  1,200,000  1,200,000
Ohio State Univ. Rev. (Gen. Receipts)
Series 1985 B, 4.05%,
LOC Nat'l. Westminster Bank PLC,
VRDN  VMIG 1  435,000  435,000
Scioto County Hosp. Facs. Rev. (VHA Central,
Inc.) Series 85-E, 3.90%, (AMBAC Insured)
(BPA First Nat'l. Bank Chicago), VRDN  A-1+  800,000  800,000
Toledo Svcs. Spl. Assessment Notes
Spl. Oblig. Series 1996, 4.15%,
LOC Canadian Imperial
Bank of Commerce, VRDN  VMIG 1  1,500,000  1,500,000
Twinsburg Ind. Dev. Rev.
(United Stationers, Inc. Proj.) 5.15%,
LOC Pittsburgh Nat'l. Bank, VRDN P-1  800,000  800,000
TOTAL MUNICIPAL NOTES
(Cost $8,235,000)   8,235,000
TOTAL INVESTMENTS - 100%
(Cost $366,931,314)  $ 379,184,890
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
6. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
7. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
8. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
9. Security collateralized by an amount sufficient to pay interest and principal.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 83.4% AAA, AA, A 76.0%
Baa 6.2% BBB  6.5%
Ba 0.0% BB  0.5%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 3.3%. FMR has determined that unrated debt securities that are lower quality account for 1.6% of the total value of investment in securities.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  39.0%
Water and Sewer   17.0
Health Care  10.0
Electric Revenue  8.4
Education  8.2
Transportation  6.3
Others (individually less than 5%)   11.1
TOTAL  100.0%
INCOME TAX INFORMATION
At December 31, 1996, the aggregate cost of investment securities for income tax purposes was $366,931,314. Net unrealized appreciation (depreciation) aggregated $12,253,576, of which $12,818,136 related to appreciated investment securities and $564,560 related to depreciated investment securities.
The fund hereby designates approximately $191,583 as a capital gain dividend for the purpose of the dividend paid deduction.
At December 31, 1996, the fund was required to defer approximately $1,222,675 of losses on futures contracts.
During fiscal year ended 1996, 100% of the fund's income dividends was free from federal income tax, and 8.28% of the fund's income dividends was subject to the federal alternative minimum tax.
FIDELITY OHIO MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1996

ASSETS

Investment in securities, at value (cost $366,931,314) -                     $ 379,184,890
See accompanying schedule

Interest receivable                                                           4,478,549

 TOTAL ASSETS                                                                 383,663,439

LIABILITIES

Payable to custodian bank                                        $ 202,451

Payable for fund shares redeemed                                  811,348

Distributions payable                                             797,811

Accrued management fee                                            125,130

Other payables and accrued expenses                               100,393

 TOTAL LIABILITIES                                                            2,037,133

NET ASSETS                                                                   $ 381,626,306

Net Assets consist of:

Paid in capital                                                              $ 369,241,664

Accumulated undistributed net realized gain (loss)                            131,066
on investments

Net unrealized appreciation (depreciation) on investments                     12,253,576

NET ASSETS, for 33,382,388 shares outstanding                                $ 381,626,306

NET ASSET VALUE, offering price and redemption                                $11.43
price per share ($381,626,306 (divided by) 33,382,388 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1996

INTEREST INCOME                                                       $ 21,317,128

EXPENSES

Management fee                                          $ 1,524,443

Transfer agent, accounting and custodian fees            668,128
and expenses

Non-interested trustees' compensation                    1,474

Registration fees                                        37,746

Audit                                                    38,756

Legal                                                    5,495

Miscellaneous                                            6,557

 Total expenses before reductions                        2,282,599

 Expense reductions                                      (4,808)       2,277,791

NET INTEREST INCOME                                                    19,039,337

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                   3,704,367

 Futures contracts                                       (281,334)     3,423,033

Change in net unrealized appreciation (depreciation)                   (6,935,610)
on investment securities

NET GAIN (LOSS)                                                        (3,512,577)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 15,526,760
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED      YEAR ENDED
                                                         DECEMBER 31,    DECEMBER 31,
                                                         1996            1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 19,039,337    $ 21,258,088
Net interest income

 Net realized gain (loss)                                 3,423,033       1,492,811

 Change in net unrealized appreciation (depreciation)     (6,935,610)     34,935,377

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          15,526,760      57,686,276
FROM OPERATIONS

Distributions to shareholders                             (19,039,337)    (21,258,088)
From net interest income

 From net realized gain                                   (2,343,618)     -

 TOTAL DISTRIBUTIONS                                      (21,382,955)    (21,258,088)

Share transactions                                        52,548,440      98,716,714
Net proceeds from sales of shares

 Reinvestment of distributions                            16,325,366      16,250,656

 Cost of shares redeemed                                  (85,834,479)    (97,218,900)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (16,960,673)    17,748,470
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (22,816,868)    54,176,658

NET ASSETS

 Beginning of period                                      404,443,174     350,266,516

 End of period                                           $ 381,626,306   $ 404,443,174

OTHER INFORMATION
Shares

 Sold                                                     4,629,316       8,863,429

 Issued in reinvestment of distributions                  1,436,229       1,447,995

 Redeemed                                                 (7,582,296)     (8,706,556)

 Net increase (decrease)                                  (1,516,751)     1,604,868


FINANCIAL HIGHLIGHTS

                                   YEARS ENDED DECEMBER 31,

                                   1996                       1995        1994        1993 A      1992

SELECTED PER-SHARE DATA

Net asset value, beginning         $ 11.590                   $ 10.520    $ 12.020    $ 11.550    $ 11.320
of period

Income from Investment              .560                       .618        .657        .693        .718
Operations
Net interest income

 Net realized and unrealized        (.090)                     1.070       (1.310)     .720        .230
 gain (loss)

 Total from investment              .470                       1.688       (.653)      1.413       .948
operations

Less Distributions

 From net interest income           (.560)                     (.618)      (.657)      (.693)      (.718)

 From net realized gain             (.070)                     -           (.190)      (.250)      -

 Total distributions                (.630)                     (.618)      (.847)      (.943)      (.718)

Net asset value, end of period     $ 11.430                   $ 11.590    $ 10.520    $ 12.020    $ 11.550

TOTAL RETURN                        4.23%                      16.39%      (5.55)      12.56%      8.66%
                                                                          %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period          $ 381,626                  $ 404,443   $ 350,267   $ 457,872   $ 384,861
(000 omitted)

Ratio of expenses to average        .59%                       .58%        .57%        .57%        .61%
net assets

Ratio of net interest income to     4.93%                      5.52%       5.88%       5.67%       6.31%
average net assets

Portfolio turnover rate             43%                        48%         22%         41%         20%


D EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.

FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses the past five years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                  PAST 1   PAST 5   LIFE OF
                                                 YEAR     YEARS    FUND

Fidelity Ohio Municipal Money Market Fun         3.08%    14.75%   29.72%
d

Ohio Tax-Free Money Market Funds                 3.05%    14.49%   28.39%
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on August 29, 1989. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Ohio tax-free money market funds average, which reflects the performance of 11 Ohio tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. over the past one year. (The periods covered by IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                  PAST 1   PAST 5   LIFE OF
                                                 YEAR     YEARS    FUND

Fidelity Ohio Municipal Money Market Fun         3.08%    2.79%    3.60%
d

Ohio Tax-Free Money Market Funds                 3.05%    2.74%    3.36%
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                          1/1/96   4/1/96   7/1/96   9/30/96   12/30/96



Fidelity Ohio Municipal   4.06%    2.98%    2.94%    3.21%     3.45%
Money Market Fund



Ohio Tax-Free Money       4.03%    2.90%    2.93%    3.19%     3.36%
Market Funds Average



Ohio Municipal Money      6.82%    5.01%    4.94%    5.39%     5.80%
Market Tax-equivalent





Row: 1, Col: 1, Value: 3.57
Row: 1, Col: 2, Value: 3.63
Row: 2, Col: 1, Value: 3.66
Row: 2, Col: 2, Value: 3.65
Row: 3, Col: 1, Value: 4.06
Row: 3, Col: 2, Value: 4.03
Row: 4, Col: 1, Value: 2.98
Row: 4, Col: 2, Value: 2.9
Row: 5, Col: 1, Value: 2.94
Row: 5, Col: 2, Value: 2.93
Ohio Municipal
Money Market
Fund
Ohio Tax-Free
Money Market
Funds Average
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Ohio tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1996 federal and state income tax rate of 40.48% and reflects that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the
tax-free yield - makes the
comparison more
meaningful. Keep in mind that
the U.S. Government neither
insures nor guarantees a
money market fund. And there
is no assurance that a money
fund will maintain a $1 share
price.
(checkmark)
FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Scott Orr became Portfolio Manager of Fidelity Ohio Municipal Money Market Fund on August 1, 1996
Q. SCOTT, CAN YOU PLEASE DESCRIBE THE INVESTMENT ENVIRONMENT OF THE PAST
YEAR?
A. In early 1996, the Federal Reserve Board responded to sluggish economic growth and mild inflationary pressures by lowering the rate banks charge each other for overnight loans - known as the federal funds rate. Lower interest rates tend to stimulate economic growth by easing access to credit. In January 1996, the Fed lowered the funds rate by one-quarter percentage point to 5.25%. At that time, most analysts believed further rate cuts would be necessary to lift the economy out of the doldrums. Then, suddenly, the mood shifted.
Q. WHY DID THE OUTLOOK CHANGE?
A. The first sign may have been Fed Chairman Alan Greenspan's surprisingly upbeat testimony before the Senate Banking Committee in February. Then the February employment report showed an increase in new jobs nearly four times greater than expected. That sent interest rates up sharply and prompted a sell-off in the stock and bond markets. In the following months, market sentiment - and corresponding interest rates - hung on the release of every economic report and pronouncement by the Fed. At times, it appeared the Fed would raise rates; at others, the situation was more stable. For the past few months, the consensus has been that the Fed's next move will be a tightening - an interest rate increase - but data have come in fairly mixed. That has pushed the expected time table for interest rate increases further into the future.
Q. WHAT HAS BEEN THE FUND'S STRATEGY IN RESPONSE TO THIS BACKDROP?
A. At the beginning of 1996, the fund's average maturity was 59 days, a level that preserved some flexibility in the face of a changing market. Once money market rates rose dramatically in March, the fund took advantage of buying opportunities in longer-term securities. That brought the maturity out to around 65 days at the beginning of July. Since taking over the fund, I've kept the maturity at about that level, increasing it to 70 days at the end of December. I've typically kept the fund's average maturity five or 10 days longer than similar funds, even in periods when I expected Fed interest rate increases. That's because I felt the yields on the fixed-rate notes I purchased were going to outperform alternatives in the market even if the Fed did raise rates.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on December 31, 1996, was 3.47%, compared to 4.04% 12 months ago. For Ohio investors in the 40.48% combined state and federal income-tax bracket, the latest yield was the equivalent of a 5.83% return on a taxable investment. Through December 31, 1996, the fund's 12-month total return was 3.08%, compared to 3.05% for the Ohio tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK AS WE HEAD INTO 1997?
A. It's difficult to know what the Fed's going to do. I believe it's more likely that the Fed will tighten, but we continue to receive mixed signals on the economy. There have been some signs of strength, but not enough to warrant action at this time, especially since inflation appears to be in check. For the Fed to feel compelled to raise rates, data will have to be more convincing that the economy is heating up and inflation is a threat. I'll be monitoring data week-to-week as it comes out, but my feeling is that there is more risk the economy could get stronger, leading to higher rates over the next few months.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income while maintaining
a stable $1 share price by
investing in high-quality,
short-term municipal money
market securities
TRADING SYMBOL: FOMXX
FUND NUMBER: 419
START DATE: August 29, 1989
SIZE: as of December 31,
1996, more than $327 million
MANAGER: Scott Orr, since
August 1996; manager,
Spartan Municipal Money
Fund, since 1995; joined
Fidelity in 1989
(checkmark)

WORDS TO KNOW
COMMERCIAL PAPER: A security
issued by a municipality to
finance capital or operating
needs.
FEDERAL FUNDS RATE: The interest
rate banks charge each other
for overnight loans.
MATURITY: The time remaining
before an issuer is scheduled
to repay the principal amount
on a debt security. When the
fund's average maturity -
weighted by dollar amount -
is short, the fund manager is
anticipating a rise in interest
rates. When the average
maturity is long, the manager
is expecting rates to fall. When
the average maturity is
neutral, the manager wants
the flexibility to respond to
rising rates, while still
capturing a portion of the
higher yields available from
issues with longer maturities.
MUNICIPAL NOTE: A security
issued in advance of future tax
or other revenues and payable
from those specific sources.
TENDER BOND: A variable-rate,
usually long-term security that
give the bond holder the
option to redeem the bond at
face value before maturity.
VARIABLE RATE DEMAND NOTE
(VRDN): A tender bond that
can be redeemed on short
notice, typically one or seven
days. VRDNs are useful in
managing the fund's average
maturity and liquidity.

FIDELITY OHIO MUNICIPAL MONEY MARKET FUND



INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            12/31/96           6/30/96            12/31/95

0 - 30      61                 60                 62

31 - 90     10                 13                 15

91 - 180    16                 15                 12

181 - 397   13                 12                 11

WEIGHTED AVERAGE MATURITY
                        12/31/96   6/30/96   12/31/95

Ohio Municipal          70 days    65 days   59 days
Money Market Fund

Ohio Tax-Free Money     60 days    58 days   60 days
Market Funds Average*

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF DECEMBER 31, 1996 AS OF JUNE 30, 1996

Row: 1, Col: 1, Value: 61.0
Row: 1, Col: 2, Value: 5.0
Row: 1, Col: 3, Value: 5.0
Row: 1, Col: 4, Value: 27.0
Row: 1, Col: 5, Value: 2.0
Row: 1, Col: 1, Value: 59.0
Row: 1, Col: 2, Value: 3.0
Row: 1, Col: 3, Value: 8.0
Row: 1, Col: 4, Value: 27.5
Row: 1, Col: 5, Value: 2.5
Variable rate
demand notes
(VRDNs) 61%
Commercial
paper 5%
Tender bonds 5%
Municipal
notes 28%
Other 1%
Variable rate
demand notes
(VRDNs) 59%
Commercial
paper 3%
Tender bonds 8%
Municipal
notes 28%
Other 2%
* SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

INVESTMENTS DECEMBER 31, 1996
Showing Percentage of Total Value of Investments in Securities


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OHIO - 100.0%
American Muni. Pwr. BAN:
 (Bldg. Acquisition) 3.95% 11/12/97 $ 1,800,000 $ 1,800,000
 (Cleveland Public Pwr. Proj.) 4.15% 9/3/97  7,750,000  7,750,000
 3.95% 12/09/97  600,000  600,000
Beavercreek City BAN 4% 8/15/97  5,000,000  5,009,644
Bedford Heights Ind. Dev. (Olympic Steel) Series 1989,
4.30%, LOC Nat'l. City Bank, Cleveland, VRDN (b)  1,250,000  1,250,000
Bexley BAN 4.14% 6/26/97  850,000  850,551
Bowling Green BAN 4.50% 6/19/97  2,710,000  2,717,851
Butler County Ind. Dev. Rev. (Trey Corrugated Inc.)
Series 1995, 4.45%, LOC First of America,
Indiana, VRDN (b)  4,905,000  4,905,000
Butler County (Meadow Ridge Apts.) Series 1996 A,
4.20% (FNMA Guaranteed) VRDN  7,600,000  7,600,000
Cambridge Bonds (Southeastern Reg. Med. Ctr.)
3.70%, tender 2/1/97, LOC Nat'l City Bank, Columbus  4,000,000  4,000,000
Canton County Ind. Dev. Rev. (Alpha Enterprises Proj.)
4.40%, LOC Key Bank Nat'l. VRDN (b)  3,500,000  3,500,000
Clermont County Ind. Dev. Rev.
(American Micro Porducts Proj.) 4.45%,
LOC Star Bank, VRDN (b)  5,435,000  5,435,000
Cleveland School Dist. RAN 4.50% 6/1/97 (AMBAC Insured)  5,000,000
5,012,010
Clinton County Arpt. Facs. Rev. (Wilmington Air Park Inc.)
Series 1991, 4.15%, LOC Wachovia Bank, VRDN  5,000,000  5,000,000
Cuyahoga County Health Care Facs. Rev.
(Benjamin Rose Institute Proj.) Series 1995 B, 4.30%,
LOC Key Bank, VRDN  2,750,000  2,750,000
Cuyahoga Falls City BAN 4% 8/28/97  2,000,000  2,004,460
Dayton City (Dep. of Aviation Airport Impt.) BAN
Series 1996, 4.5% 3/25/97 (b)  4,250,000  4,254,703
Dublin Central School Dist. BAN 4% 6/10/97  7,000,000  7,015,077
East Muskingum Wtr. Auth. Wtr. Resource Rev. BAN
4.50% 6/27/97  1,971,000  1,974,686
Elyria BAN 4.40% 10/10/97  1,000,000  1,002,225
Erie County Garbage and Refuse Dist. BAN
4.50% 7/11/97  2,000,000  2,005,027
Fairfax Ind. Dev. Rev. (Johnson & Hardin Co. Proj.)
Series 1990, 4.25%, LOC PNC Bank, Ohio, VRDN (b)  2,500,000  2,500,000
Finneytown Local School Dist. BAN 4.22% 7/17/97  1,270,000  1,274,170
Forest Hills School Dist. (School Impt.) BAN
4.21% 6/17/97  5,000,000  5,014,855
Franklin County (Colonial Courts) 4.35%,
LOC Fed. Home Loan Bank, Indiana, VRDN (b)  2,500,000  2,500,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OHIO - CONTINUED
Franklin County Ind. Dev. Rev.:
 Rfdg. (Alco Standard Corp. Proj.) Series 1994, 4.35%,
 LOC NationsBank NC, VRDN $ 1,700,000 $ 1,700,000
 (Inland Products Inc.) 4.25%,
 LOC PNC Bank, Ohio, VRDN (b)  900,000  900,000
Greene County BAN:
 4.40% 6/4/97  1,782,034  1,784,744
 4.50% 6/4/97  3,300,000  3,306,707
 4% 12/11/97  3,000,000  3,009,528
Grove BAN 4.50% 6/27/97  1,300,000  1,303,637
Hamilton County Health Care Facs. Rev.
(West Park Retirement Commty.) Series 1989, 4.15%,
LOC Fifth Third Bank, Cincinnati, VRDN  3,400,000  3,400,000
Hancock County BAN 4.83% 11/21/97  3,000,000  3,027,695
Harrison County Econ. Dev. Rev. Rfdg.
(Carriage of Cadiz Proj.) 4.30%, LOC Key Bank Nat'l,
VRDN  1,830,000  1,830,000
Holmes County Ind. Dev. Rev. (Poultry Processing, Inc.)
Series 1990, 4.35%,
LOC Rabobank Nederland, VRDN (b)  500,000  500,000
Holmes County Sewer BAN 4.25% 5/21/97  1,970,000  1,971,813
Lakewood City BAN 4.15% 10/3/97  881,000  881,632
Lancaster BAN 4.15% 11/18/97  1,060,000  1,062,237
Lebanon BAN:
 4.37% 6/17/97  1,900,000  1,902,249
Lima Rfdg. (Lima Mem. Hosp.) 4.30%
LOC BankOne, Columbus, VRDN  2,530,000  2,530,000
Lorain County BAN 4.40% 9/19/97  1,000,000  1,002,746
Lorain County Independent Living & Hosp. Rev.
(Elyria United Methodist Village) 4.20%,
LOC Key Bank Nat'l, VRDN  4,820,000  4,820,000
Madiera Local School Dist. BAN 4.22% 7/17/97  1,000,000  1,003,283
Marion County Hosp. Impt. Rev. (Pooled Lease Prog.) VRDN:
 Series 1990, 4.20%, LOC Bank One, Columbus  2,365,000  2,365,000
 Series 1991, 4.20%, LOC Bank One, Columbus  2,420,000  2,420,000
 Series 1992, 4.20%, LOC Bank One, Akron  2,350,000  2,350,000
Mason BAN 4.125% 4/1/97  3,300,000  3,301,926
Maumee City - Lucas County BAN 4.5% 7/17/97  2,000,000  2,004,651
Medina County Ind. Dev. Rev. VRDN (b):
 (North American Roto Engravers, Inc. Proj.)
 Series 1988 4.30%, LOC Bank One, Akron  600,000  600,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OHIO - CONTINUED
Medina County Ind. Dev. Rev. VRDN (b): - continued
 (Rembond Proj.) Series 1996, 4.30%,
 LOC Bank One, Akron $ 3,000,000 $ 3,000,000
Mentor (Timeless Enterprises Proj.) 4.4%,
LOC Key Bank Nat'l, VRDN (b)  2,500,000  2,500,000
Miamisburg BAN 4.29% 9/26/97  735,000  736,245
Middletown Ind. Dev. Rev. (Pilot Chemical Proj.) 4.30%,
LOC Bank One, Dayton, VRDN (b)  2,400,000  2,400,000
Montgomery County Multifamily Hsg Rev.
(Pedcor Investments - Lyons Gate) 4.35%,
LOC Fed Home Loan Cincinnati, VRDN (b)  3,000,000  3,000,000
Montgomery County Hosp. Facs. Auth. Bonds
(Miami Valley Hosp.) Series C:
  3.55%, tender 2/20/97,
  LOC Nat'l City Bank, Columbus  1,400,000  1,400,000
  3.55%, tender 2/21/97,
  LOC Nat'l City Bank, Columbus  3,000,000  3,000,000
  3.55%, tender 2/25/97,
  LOC Nat'l City Bank, Columbus  2,000,000  2,000,000
Moreland Hills BAN 3.95% 12/17/97  500,000  501,155
Napolean School Dist. BAN Series 1996, 4.08% 3/18/97  1,850,000  1,850,855
New Bremen Local School Dist. BAN 4.20% 5/29/97  1,000,000  1,002,206
Ohio Air Quality Dev. Auth. Rev.:
 (Cincinnati Gas & Elec.):
  Series A, 5.10%, LOC ABN-AMRO Bank, VRDN  600,000  600,000
  Series B, 4.9%, LOC Canadian Imperial Bank
  of Commerce, VRDN  500,000  500,000
 (JMG Funding Ltd.):
  Series 1994-A, 4.15%, LOC Societe
  Generale, France, VRDN (b)  700,000  700,000
  Series 1994-B, 4.10%, LOC Societe
  Generale, France, VRDN (b)  6,900,000  6,900,000
  Series B, 4.10%, LOC Societe
  Generale, France, VRDN (b)  10,000,000  10,000,000
  4.15%, LOC Societe Generale, France, VRDN (b)  1,200,000  1,200,000
 Bonds (Ohio Edison Co. Proj.)
 Series 1988 B, 3.80%, tender 5/1/97,
 LOC Union Bank of Switzerland (b)  4,000,000  4,000,000
Ohio Bldg. Auth. Rfdg. Bonds (Disalle Gov't Ctr.)
Series A, 4.5% 4/1/97  1,300,000  1,302,177
Ohio Envir. Impt. Rev. (Newark Group Industries, Inc. Proj.)
Series 1996, 4.10%,
LOC Chase Manhattan Bank, VRDN (b)  4,000,000  4,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OHIO - CONTINUED
Ohio Higher Ed. Facs. Comm. Pooled Fin.
Series 1996, 4.20%, LOC Fifth Third Bank, VRDN $ 4,800,000 $ 4,800,000
Ohio Hsg. Fin. Agcy. Multifamily Hsg. Rev. VRDN:
 (Club at Spring Valley Apts.) Series 1996 A, 4.25%,
 LOC Key Bank Nat'l (b)  5,000,000  5,000,000
 (Hunter's Glen Apt. Proj.)
 Series 1996, 4.20%, LOC PNC Bank, Ohio, (b)  2,000,000  2,000,000
 (Kenwood Congregate Retirement Commty. Proj.) 3.50%,
 LOC Morgan Guaranty Trust Co  2,100,000  2,100,000
Ohio Hsg. Fin. Agcy. Participating VRDN, Series 96C3501,
4.21% (Liquidity Facility Citibank) (b) (c)  10,800,000  10,800,000
Ohio Hsg. Fin. Auth. Participating VRDN,
Series PA-93, 4.25% (Liquidity Facility
Merrill Lynch) (b)(c)  4,865,000  4,865,000
Ohio Hsg. Fin. Agcy. Single Family Mtg. Participating
VRDN (b)(c):
  Series 96-5, 4.25% (Liquidity Facility Bank of New York)  6,300,000
6,300,000
  Series 96-6, 4.25% (Liquidity Facility Bank of New York)  3,900,000
3,900,000
Ohio Hsg. Single Family Mtg. Rev. Bonds
Series C-18, 3.90%, tender 1/31/97
(Liquidity Facility Citibank) (b)  3,455,000  3,455,000
Ohio Ind. Dev. Rev. VRDN (b):
 (Aerolite Extrusion) Series 1991 IA, 4.35%,
 LOC Nat'l. City Bank, Columbus  170,000  170,000
 (Anomatic Corp.) Series 1989 I, 4.35%,
 LOC Nat'l. City Bank, Columbus  215,000  215,000
 (Arthur Corp.) Series 1989 IIIA, 4.35%,
 LOC Nat'l. City Bank, Columbus  205,000  205,000
 (Burnham Corp.):
  Series 1987 N, 4.35%, LOC Bank One, Columbus  255,000  255,000
  Series 1988 II, 4.35%, LOC PNC Bank, Ohio  265,000  265,000
 (CCE Inc.) Series 1989 I, 4.35%,
 LOC Nat'l. City Bank, Columbus  845,000  845,000
 (Carpenter/ Clapp & Haney Tool Co.)
 Series 1987 P, 4.35%,
 LOC Bank One, Columbus  325,000  325,000
 (Cole Tool & Die) Series 1988 H, 4.35%,
 LOC Bank One, Columbus  165,000  165,000
 (Corpad Head Co.) Series 1988 II, 4.35%,
 LOC PNC Bank, Ohio  495,000  495,000
 (Die Matic Inc.) Series 1987 O, 4.35%,
 LOC Bank One, Columbus  270,000  270,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OHIO - CONTINUED
Ohio Ind. Dev. Rev. VRDN (b): - continued
 (Dramex Int'l., Inc.):
  Series 1988 I, 4.35%, LOC Bank One, Columbus $ 1,000,000 $ 1,000,000
  Series 1988 II, 4.35%, LOC PNC Bank, Ohio  200,000  200,000
 (EPIC Technologies Inc.) Series 1988 D, 4.35%,
 LOC Bank One, Columbus  220,000  220,000
 (Gary W. James) Series 1986 B, 4.35%,
 LOC Nat'l. City Bank, Cleveland  240,000  240,000
 (HGN Realty/Shalmet Ohio, Inc.) Series 1989 III A, 4.35%,
 LOC Nat'l. City Bank, Columbus, Columbus  1,640,000  1,640,000
 (Hydro Tube Corp.) 4.35%,
 LOC Nat'l. City Bank, Columbus  85,000  85,000
 (K&S Realty) Series 1989 I, 4.35%,
 LOC Nat'l. City Bank, Columbus  275,000  275,000
 (K&S Realty/Starr Fabricating, Inc.) Series 1989 III, 4.35%,
 LOC Nat'l. City Bank, Columbus  230,000  230,000
 (Kaufmans Bakery) Series 1987 K, 4.35%,
 LOC Bank One, Columbus  695,000  695,000
 (Midwest Acoust-A-Fiber, Inc.) Series 1989 I, 4.35%,
 LOC Nat'l. City Bank, Columbus  480,000  480,000
 (Morrow Macke Realty) Series 1988 C, 4.35%,
 LOC Bank One, Columbus  560,000  560,000
 (Oak Printing) Series 1991, 4.35%,
 LOC Nat'l. City Bank, Columbus  300,000  300,000
 (Plasticos Co.) Series 1989 IIIA, 4.35%,
 LOC Nat'l. City Bank, Columbus  545,000  545,000
 (Prentke Romich) Series 1989 III, 4.35%,
 LOC Nat'l. City Bank, Columbus  70,000  70,000
 (SBD Properties Co.) Series 1986 L, 4.35%,
 LOC Nat'l. City Bank, Cleveland  180,000  180,000
 (Samuel and Annie Sherman) Series 1989 III A, 4.35%,
 LOC Nat'l. City Bank, Columbus  250,000  250,000
 (Sheffield Steel) Series 1988 B, 4.35%,
 LOC Bank One, Columbus  35,000  35,000
 (Southwest Fin. Svcs.) Series 1986 J, 4.35%,
 LOC Nat'l. City Bank, Cleveland  70,000  70,000
 (Standby Screw) Series 1991 IA, 4.35%,
 LOC Nat'l. City Bank, Columbus  650,000  650,000
 (Steubenville Area) Series 1988 II, 4.35%,
 LOC PNC Bank, Ohio  330,000  330,000
 (Thomas K. Issacs) Series 1990 IB, 4.35%,
 LOC Nat'l. City Bank, Columbus  175,000  175,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OHIO - CONTINUED
Ohio Ind. Dev. Rev. VRDN (b): - continued
 (United Steel Svc.) Series 1988 J, 4.35%,
 LOC Bank One, Columbus $ 560,000 $ 560,000
 (VRE Inc.) Series 1988 F, 4.35%,
 LOC Bank One, Columbus  170,000  170,000
 (Walker-Williams Lumber Co.) Series 1989 IIIA, 4.35%,
 LOC Nat'l. City Bank, Columbus  1,010,000  1,010,000
 (Wooster Iron Metal Co.) Series 1988 R, 4.35%,
 LOC Bank One, Columbus  335,000  335,000
Ohio Mental Health Cap. Facs. Bonds
Series 2 1996 B, 5% 6/1/97  1,900,000  1,908,797
Ohio Wtr. Dev. Auth. Poll. Cont. Rev. Bonds:
 Rfdg. (Cleveland Elec.) Series PJT 1988 A,
 3.55%, tender 3/10/97 (FGIC Insured)  2,435,000  2,435,000
 (Duquesne Light Co. Proj.):
  3.50%, tender 2/26/97, LOC Toronto Dominion (b)  3,800,000  3,800,000
  3.50%, tender 3/7/97, LOC Toronto Dominion (b)  2,000,000  2,000,000
  3.55%, tender 4/15/97, LOC Toronto Dominion (b)  1,000,000  1,000,000
 (Ohio Edison) 3.80%, tender 5/1/97,
 LOC Union Bank of Switzerland (b)  3,500,000  3,500,000
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev.
(American Steel & Wire Corp.) 4.50%,
LOC Bank of America, Illinois, VRDN (b)  3,900,000  3,900,000
Paulding County Solid Waste Disposal Rev.
(Lafarge Corp. Proj.) Series 1996, 5.25%,
LOC Royal Bank of Canada, VRDN (b)  1,000,000  1,000,000
Ross County Hosp. Facs. Rev. (Medical Center Hosp. Proj.)
Series 1995, 4.25% LOC Fifth Third Bank, VRDN  3,000,000  3,000,000
Seven Hills BAN Series 1, 4% 2/6/97  1,660,000  1,660,315
Sharonville Ind. Dev. Rev. (Xtec, Inc.) Series 1991, 4.35%,
LOC Fifth Third Bank, VRDN (b)  800,000  800,000
Solon Ind. Dev. Rev. (Cleveland Twist Drill Co.) Series 1995,
4.50%, LOC NationsBank, VRDN (b)  1,000,000  1,000,000
Springdale BAN 4.50% 9/19/97  2,000,000  2,005,622
Springfield BAN 4.60% 8/14/97  1,500,000  1,504,438
Springfield City School Dist. Rfdg. (Clark County)
3.65% 12/1/97  540,000  540,000
Stark County Ind. Dev. Rev. (Liquid Cont. Corp. Proj.)
Series 1987, 4.30%, LOC Bank One, Akron, VRDN (b)  350,000  350,000
Stow County BAN 4% 12/18/97  1,940,000  1,946,286
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OHIO - CONTINUED
Student Loan Funding Corp. Rev. VRDN (b):
 Series 1990-A1, 4.20%,
 LOC Nat'l. Westminster Bank PLC $ 5,700,000 $ 5,700,000
 Series 1990-A2, 4.20%,
 LOC Nat'l. Westminster Bank PLC  9,700,000  9,700,000
 Series 1990-A3, 4.20%,
 LOC Nat'l. Westminster Bank PLC  6,400,000  6,400,000
Summit County Ind. Dev. Rev. Bonds (b):
 (Kuchar Proj.) 3.95%, tender 4/1/97,
 LOC Bank One Akron   470,000  470,000
 (SGS Tool Co. Proj.) 3.80%, tender 4/1/97,
 LOC Bank One, Akron  1,800,000  1,800,000
 (Spark Tec Int'l. Proj.) Series 1989, 3.90%, tender
 5/1/97, LOC Bank One, Akron  265,000  265,000
Summit County Ind. Dev. Rev. VRDN:
 (Hampshire Properties) 4.3%, LOC Key Bank Nat'l (b) 1,140,000 1,140,000 (Kaiser Dev. Proj.) 4.3%, LOC Bank One, Akron 850,000 850,000
 (Keltec Inc. Proj.) Series 1987, 4.30%,
 LOC Bank One, Akron (b)  360,000  360,000
 (Kuchar Proj.) Series 1987, 4.30%,
 LOC Bank One, Akron (b)  955,000  955,000
 (Mannix County Proj.) Series 1987, 4.30%,
 LOC Bank One, Akron (b)  1,985,000  1,985,000
 (Triumph Holdings Proj.) 4.40%, LOC Nat'l. City Bank (b)  1,835,000
1,835,000
Trumbull County Ind. Dev. Rev. (McDonald Steel Corp.)
Series 1990, 4.25%, LOC PNC Bank, VRDN (b)  2,000,000  2,000,000
Twinsburg Ind. Dev. Rev. (United Stationers, Inc. Proj.)
5.15%, LOC PNC Bank, VRDN (b)  2,700,000  2,700,000
Union County Gen. Oblig. BAN 4.50% 6/27/97  1,000,000  1,002,329
Univ. of Cincinnati BAN Series AA, 3.89% 3/20/97  2,300,000  2,301,390
Van Wert County Ind. Dev. Auth. Rev.
(Toledo Molding & Die Inc.) Series 1994, 4.30%
LOC Bank One, Columbus VRDN (b)  3,315,000  3,315,000
Wadsworth City BAN 3.8% 12/19/97  1,600,000  1,600,000
Warren County Ind. Dev. Rev. (Johnson & Hardin Enterprise)
Series 1990 A, 4.25%, LOC PNC Bank, Ohio, VRDN (b)  3,000,000  3,000,000
Washington County BAN 4.25% 11/05/97  1,385,000  1,389,500
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OHIO - CONTINUED
Washington County Ind. Dev. Rev.
(Forma Scientific, Inc. Proj.) 4.25%,
LOC Bank One, Akron, VRDN (b) $ 400,000 $ 400,000
Wood County Ind. Dev. Rev.
(TL Industries & AMPP Inc. Proj.)
4.40%, LOC Nat'l. City Bank, VRDN (b)  2,000,000  2,000,000
TOTAL INVESTMENTS - 100%   $ 327,549,422
Total Cost for Income Tax Purposes  $ 327,549,422
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
RAN - Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At December 31, 1996, the fund had a capital loss carryforward of approximately $79,000 of which $5,000, $6,000, $11,000, $7,000 and $50,000 will expire on December 31, 1998, 2000, 2002, 2003 and 2004, respectively. During fiscal year ended 1996, 100% of the fund's income dividends was free from federal income tax, and 50.21% of the fund's income dividends was subject to the federal alternative minimum tax.
FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1996

ASSETS

Investment in securities, at value -                                      $ 327,549,422
See accompanying schedule

Cash                                                                       3,896,842

Interest receivable                                                        2,167,146

 TOTAL ASSETS                                                              333,613,410

LIABILITIES

Payable for investments purchased                           $ 5,812,360

Distributions payable                                        21,786

Accrued management fee                                       104,785

Other payables and accrued expenses                          81,559

 TOTAL LIABILITIES                                                         6,020,490

NET ASSETS                                                                $ 327,592,920

Net Assets consist of:

Paid in capital                                                           $ 327,672,301

Accumulated net realized gain (loss) on investments                        (79,381)

NET ASSETS, for 327,672,301 shares outstanding                            $ 327,592,920

NET ASSET VALUE, offering price and redemption price                       $1.00
per share ($327,592,920 (divided by) 327,672,301 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1996

INTEREST INCOME                                                       $ 11,295,418

EXPENSES

Management fee                                          $ 1,231,605

Transfer agent, accounting and custodian fees            567,787
and expenses

Non-interested trustees' compensation                    1,182

Registration fees                                        38,623

Audit                                                    17,653

Legal                                                    2,646

Miscellaneous                                            1,746

 Total expenses before reductions                        1,861,242

 Expense reductions                                      (27,115)      1,834,127

NET INTEREST INCOME                                                    9,461,291

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                (49,874)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 9,411,417


STATEMENT OF CHANGES IN NET ASSETS

                                                           YEAR ENDED       YEAR ENDED
                                                           DECEMBER 31,     DECEMBER 31,
                                                           1996             1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 9,461,291      $ 9,823,353
Net interest income

 Net realized gain (loss)                                   (49,874)         (7,269)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            9,411,417        9,816,084
FROM OPERATIONS

Distributions to shareholders from net interest income      (9,461,291)      (9,823,353)

Share transactions at net asset value of $1.00 per share    616,078,137      442,960,400
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     9,169,404        9,431,453

 Cost of shares redeemed                                    (593,825,109)    (457,855,477)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            31,422,432       (5,463,624)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   31,372,558       (5,470,893)

NET ASSETS

 Beginning of period                                        296,220,362      301,691,255

 End of period                                             $ 327,592,920    $ 296,220,362


FINANCIAL HIGHLIGHTS

                                   YEARS ENDED DECEMBER 31,

                                   1996                       1995        1994        1993        1992

SELECTED PER-SHARE DATA

Net asset value, beginning         $ 1.000                    $ 1.000     $ 1.000     $ 1.000     $ 1.000
of period

Income from Investment              .030                       .034        .025        .021        .028
Operations
Net interest income

Less Distributions

 From net interest income           (.030)                     (.034)      (.025)      (.021)      (.028)

Net asset value, end of period     $ 1.000                    $ 1.000     $ 1.000     $ 1.000     $ 1.000

TOTAL RETURN A                      3.08%                      3.48%       2.50%       2.09%       2.81%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period          $ 327,593                  $ 296,220   $ 301,691   $ 262,371   $ 270,248
(000 omitted)

Ratio of expenses to average        .60%                       .61%        .57%        .59%        .58%
net assets                                                                                        B

Ratio of expenses to average        .59%                       .61%        .57%        .59%        .58%
net assets after expense           C
reductions

Ratio of net interest income to     3.03%                      3.42%       2.48%       2.07%       2.78%
average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Ohio Municipal Income Fund (the income fund) (formerly Fidelity Ohio Tax-Free High Yield Portfolio)is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the money market fund) (formerly Fidelity Ohio Money Market Portfolio) is a fund of Fidelity Municipal Trust
II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income and the money market fund:
SECURITY VALUATION.
INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, and losses deferred due to futures. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $160,847,113 and $162,292,870, respectively.
The market value of futures contracts opened and closed during the period amounted to $35,378,127 and $35,128,030, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to
 .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .25%. For the period, the management fees were equivalent to an annual rate of .40% of average net assets for the income and money market funds.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SUB-ADVISER FEE. As the money market fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the funds. UMB has entered into a sub-contract with Fidelity Service Co. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received transfer agent and accounting fees amounting to $478,032 and $166,150 for the income fund and $483,895 and $63,897 for the money market fund, respectively.
For the period, the transfer agent fees were equivalent to an annual rate of .12% and .16% of average net assets for the income fund and the money market fund, respectively.
Money market fund shareholders participating in the Fidelity Ultra Service Account(registered trademark) Program (the Program) pay a $5.00 monthly fee to Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, for performing services associated with the Program. For the period, fees paid to FBSI by shareholders participating in the Program amounted to $8,370.
5. EXPENSE REDUCTIONS.
Each fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of each fund's expenses. During the period, the custodian and transfer agent fees were reduced by $4,808 and $27,115, for the income and money market funds respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Ohio Municipal Income Fund (formerly Fidelity Ohio Tax-Free High Yield Portfolio) and Fidelity Ohio Municipal Money Market Fund (formerly Fidelity Ohio Municipal Money Market Portfolio):
We have audited the accompanying statements of assets and liabilities of Fidelity Municipal Trust: Fidelity Ohio Municipal Income Fund (formerly Fidelity Ohio Tax-Free High Yield Portfolio) and Fidelity Municipal Trust
II: Fidelity Ohio Municipal Money Market Fund (formerly Fidelity Ohio Municipal Money Market Portfolio), including the schedule of portfolio investments, as of December 31, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Municipal Trust: Fidelity Ohio Municipal Income Fund and Fidelity Municipal Trust II: Fidelity Ohio Municipal Money Market Fund as of December 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 4, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Ohio Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities:
 PAY DATE RECORD DATE CAPITAL GAINS
 2/10/97 2/7/97 $0.04

INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
Company
Boston, MA
INVESTMENT SUB-ADVISER,
MONEY MARKET FUND
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President -
INCOME FUND
Sarah H. Zenoble, Vice President -
MONEY MARKET FUND
Scott A. Orr, Vice President -
MONEY MARKET FUND
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant
Vice President - MONEY MARKET FUND
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant
Treasurer - MONEY MARKET FUND
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
Edward H. Malone *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Co.
Boston, MA
CUSTODIAN
UMB Bank, n.a
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress 1-800-544-5555
SM
 AUTOMATED LINES FOR QUICKEST SERVICE
* INDEPENDENT TRUSTEES

FIDELITY


(registered trademark)
MICHIGAN
MUNICIPAL
FUNDS


ANNUAL REPORT
DECEMBER 31, 1996
CONTENTS

CHECK PAGE NUMBERS !!!



PRESIDENT'S MESSAGE                             3     Ned Johnson on investing
                                                      strategies.

FIDELITY MICHIGAN MUNICIPAL INCOME FUND

 PERFORMANCE                                    4     How the fund has done over time.

 FUND TALK                                      7     The manager's review of fund
                                                      performance, strategy and outlook.

 INVESTMENT CHANGES                             10    A summary of major shifts in the
                                                      fund's investments over the past six
                                                      months
                                                      and one year.

 INVESTMENTS                                    11    A complete list of the fund's
                                                      investments with their market
                                                      values.

 FINANCIAL STATEMENTS                           20    Statements of assets and liabilities,
                                                      operations, and changes in net
                                                      assets,
                                                      as well as financial highlights.

FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND

 PERFORMANCE                                    24    How the fund has done over time.

 FUND TALK                                      26    The manager's review of fund
                                                      performance, strategy and outlook.

 INVESTMENT CHANGES                             28    A summary of major shifts in the
                                                      fund's investments over the past six
                                                      months
                                                      and one year.

 INVESTMENTS                                    29    A complete list of the fund's
                                                      investments with their market
                                                      values.

 FINANCIAL STATEMENTS                           34    Statements of assets and liabilities,
                                                      operations, and changes in net
                                                      assets,
                                                      as well as financial highlights.

NOTES                                           38    Notes to the financial statements.

REPORT OF INDEPENDENT                           41    The auditors' opinion.
ACCOUNTANTS


To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d

FIDELITY MICHIGAN MUNICIPAL INCOME FUND



PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past ten years total returns, dividends and yields would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                 PAST 1   PAST 5   PAST 10
                                                YEAR     YEARS    YEARS

Fidelity Michigan Municipal Income Fund         3.38%    37.60%   96.24%

Lehman Brothers Michigan Municipal              4.47%    n/a      n/a
 Bond Index

Michigan Municipal Debt Funds Average           3.17%    38.84%   96.64%

CUMULATIVE TOTAL RETURNS show the fund's performance over a set period - in this case, one year, five years, or ten years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Michigan Municipal Bond Index, which includes Michigan investment-grade municipal bonds. To measure how the fund's performance stacked up against its peers, you can compare it to the Michigan municipal debt funds average, which reflects the performance of 49 Michigan tax-exempt municipal bond funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past one year. Both benchmarks include reinvested dividends and capital gains, if any and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                 PAST 1   PAST 5   PAST 10
                                                YEAR     YEARS    YEARS

Fidelity Michigan Municipal Income Fund         3.38%    6.59%    6.97%

Lehman Brothers Michigan Municipal              4.47%    n/a      n/a
 Bond Index

Michigan Municipal Debt Funds Average           3.17%    6.78%    6.99%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961231 19970110 111721 S00000000000001
             MI Muni Income              LB Municipal Bond
             00081                       LB015
  1986/12/31      10000.00                    10000.00
  1987/01/31      10287.11                    10301.10
  1987/02/28      10388.65                    10351.78
  1987/03/31      10277.07                    10242.05
  1987/04/30       9523.82                     9728.11
  1987/05/31       9409.89                     9679.85
  1987/06/30       9601.69                     9964.06
  1987/07/31       9757.97                    10065.69
  1987/08/31       9779.89                    10088.34
  1987/09/30       9293.45                     9716.38
  1987/10/31       9354.21                     9750.78
  1987/11/30       9554.20                    10005.37
  1987/12/31       9719.15                    10150.55
  1988/01/31      10149.14                    10512.11
  1988/02/29      10275.34                    10623.22
  1988/03/31      10038.61                    10499.99
  1988/04/30      10080.30                    10579.79
  1988/05/31      10141.85                    10549.22
  1988/06/30      10329.89                    10703.55
  1988/07/31      10420.06                    10773.34
  1988/08/31      10472.09                    10782.82
  1988/09/30      10653.33                    10977.99
  1988/10/31      10875.98                    11171.20
  1988/11/30      10788.03                    11068.87
  1988/12/31      10984.03                    11182.11
  1989/01/31      11141.10                    11413.35
  1989/02/28      11073.08                    11283.13
  1989/03/31      11077.20                    11256.16
  1989/04/30      11401.58                    11523.38
  1989/05/31      11634.82                    11762.72
  1989/06/30      11784.80                    11922.46
  1989/07/31      11893.27                    12084.72
  1989/08/31      11800.12                    11966.42
  1989/09/30      11772.76                    11930.76
  1989/10/31      11891.62                    12076.67
  1989/11/30      12056.45                    12288.01
  1989/12/31      12106.04                    12388.53
  1990/01/31      12031.37                    12329.93
  1990/02/28      12133.92                    12439.66
  1990/03/31      12128.97                    12443.40
  1990/04/30      11919.64                    12353.31
  1990/05/31      12202.36                    12622.98
  1990/06/30      12306.82                    12733.94
  1990/07/31      12479.56                    12921.12
  1990/08/31      12290.74                    12733.51
  1990/09/30      12352.00                    12740.77
  1990/10/31      12469.02                    12971.88
  1990/11/30      12713.18                    13232.75
  1990/12/31      12729.33                    13290.31
  1991/01/31      12850.28                    13468.67
  1991/02/28      12946.35                    13585.85
  1991/03/31      12972.01                    13590.74
  1991/04/30      13187.39                    13771.49
  1991/05/31      13248.00                    13893.92
  1991/06/30      13228.43                    13880.17
  1991/07/31      13437.13                    14049.23
  1991/08/31      13598.59                    14234.26
  1991/09/30      13747.86                    14419.59
  1991/10/31      13897.48                    14549.36
  1991/11/30      13948.63                    14589.95
  1991/12/31      14261.57                    14903.05
  1992/01/31      14313.21                    14937.03
  1992/02/29      14337.11                    14941.81
  1992/03/31      14353.38                    14947.34
  1992/04/30      14480.59                    15080.37
  1992/05/31      14637.49                    15257.87
  1992/06/30      14894.46                    15513.90
  1992/07/31      15438.27                    15979.00
  1992/08/31      15220.28                    15823.21
  1992/09/30      15323.62                    15926.69
  1992/10/31      15064.69                    15770.13
  1992/11/30      15433.18                    16052.58
  1992/12/31      15621.60                    16216.47
  1993/01/31      15850.56                    16405.07
  1993/02/28      16487.67                    16998.44
  1993/03/31      16299.49                    16818.77
  1993/04/30      16473.49                    16988.47
  1993/05/31      16583.27                    17083.94
  1993/06/30      16868.01                    17369.08
  1993/07/31      16855.57                    17391.83
  1993/08/31      17255.09                    17753.93
  1993/09/30      17473.40                    17956.14
  1993/10/31      17499.96                    17990.80
  1993/11/30      17385.79                    17832.30
  1993/12/31      17782.24                    18208.74
  1994/01/31      18023.76                    18416.68
  1994/02/28      17503.28                    17939.69
  1994/03/31      16712.05                    17209.19
  1994/04/30      16795.06                    17355.12
  1994/05/31      16881.02                    17505.59
  1994/06/30      16831.44                    17398.63
  1994/07/31      17128.06                    17717.55
  1994/08/31      17170.48                    17778.85
  1994/09/30      16938.54                    17517.86
  1994/10/31      16587.25                    17206.74
  1994/11/30      16065.07                    16895.64
  1994/12/31      16447.72                    17267.52
  1995/01/31      16942.52                    17761.02
  1995/02/28      17430.84                    18277.51
  1995/03/31      17285.80                    18487.52
  1995/04/30      17319.28                    18509.34
  1995/05/31      17877.67                    19099.97
  1995/06/30      17670.09                    18933.80
  1995/07/31      17782.94                    19113.29
  1995/08/31      18023.39                    19355.65
  1995/09/30      18162.85                    19478.17
  1995/10/31      18434.53                    19761.38
  1995/11/30      18787.30                    20089.22
  1995/12/31      18982.83                    20282.28
  1996/01/31      19114.85                    20435.41
  1996/02/29      18961.02                    20297.47
  1996/03/31      18679.54                    20038.07
  1996/04/30      18610.16                    19981.36
  1996/05/31      18592.50                    19973.37
  1996/06/30      18807.21                    20190.88
  1996/07/31      18973.70                    20374.62
  1996/08/31      18937.43                    20369.73
  1996/09/30      19153.14                    20654.90
  1996/10/31      19355.34                    20888.51
  1996/11/30      19710.24                    21270.77
  1996/12/31      19624.04                    21181.43
IMATRL PRASUN   SHR__CHT 19961231 19970110 111723 R00000000000123
IMAHDR PRASUN   SHR__CHT 19961231 19970110 111721 S00000000000001
             MI Muni Income              LB Municipal Bond
             00081                       LB015
  1986/12/31      10000.00                    10000.00
  1987/01/31      10287.11                    10301.10
  1987/02/28      10388.65                    10351.78
  1987/03/31      10277.07                    10242.05
  1987/04/30       9523.82                     9728.11
  1987/05/31       9409.89                     9679.85
  1987/06/30       9601.69                     9964.06
  1987/07/31       9757.97                    10065.69
  1987/08/31       9779.89                    10088.34
  1987/09/30       9293.45                     9716.38
  1987/10/31       9354.21                     9750.78
  1987/11/30       9554.20                    10005.37
  1987/12/31       9719.15                    10150.55
  1988/01/31      10149.14                    10512.11
  1988/02/29      10275.34                    10623.22
  1988/03/31      10038.61                    10499.99
  1988/04/30      10080.30                    10579.79
  1988/05/31      10141.85                    10549.22
  1988/06/30      10329.89                    10703.55
  1988/07/31      10420.06                    10773.34
  1988/08/31      10472.09                    10782.82
  1988/09/30      10653.33                    10977.99
  1988/10/31      10875.98                    11171.20
  1988/11/30      10788.03                    11068.87
  1988/12/31      10984.03                    11182.11
  1989/01/31      11141.10                    11413.35
  1989/02/28      11073.08                    11283.13
  1989/03/31      11077.20                    11256.16
  1989/04/30      11401.58                    11523.38
  1989/05/31      11634.82                    11762.72
  1989/06/30      11784.80                    11922.46
  1989/07/31      11893.27                    12084.72
  1989/08/31      11800.12                    11966.42
  1989/09/30      11772.76                    11930.76
  1989/10/31      11891.62                    12076.67
  1989/11/30      12056.45                    12288.01
  1989/12/31      12106.04                    12388.53
  1990/01/31      12031.37                    12329.93
  1990/02/28      12133.92                    12439.66
  1990/03/31      12128.97                    12443.40
  1990/04/30      11919.64                    12353.31
  1990/05/31      12202.36                    12622.98
  1990/06/30      12306.82                    12733.94
  1990/07/31      12479.56                    12921.12
  1990/08/31      12290.74                    12733.51
  1990/09/30      12352.00                    12740.77
  1990/10/31      12469.02                    12971.88
  1990/11/30      12713.18                    13232.75
  1990/12/31      12729.33                    13290.31
  1991/01/31      12850.28                    13468.67
  1991/02/28      12946.35                    13585.85
  1991/03/31      12972.01                    13590.74
  1991/04/30      13187.39                    13771.49
  1991/05/31      13248.00                    13893.92
  1991/06/30      13228.43                    13880.17
  1991/07/31      13437.13                    14049.23
  1991/08/31      13598.59                    14234.26
  1991/09/30      13747.86                    14419.59
  1991/10/31      13897.48                    14549.36
  1991/11/30      13948.63                    14589.95
  1991/12/31      14261.57                    14903.05
  1992/01/31      14313.21                    14937.03
  1992/02/29      14337.11                    14941.81
  1992/03/31      14353.38                    14947.34
  1992/04/30      14480.59                    15080.37
  1992/05/31      14637.49                    15257.87
  1992/06/30      14894.46                    15513.90
  1992/07/31      15438.27                    15979.00
  1992/08/31      15220.28                    15823.21
  1992/09/30      15323.62                    15926.69
  1992/10/31      15064.69                    15770.13
  1992/11/30      15433.18                    16052.58
  1992/12/31      15621.60                    16216.47
  1993/01/31      15850.56                    16405.07
  1993/02/28      16487.67                    16998.44
  1993/03/31      16299.49                    16818.77
  1993/04/30      16473.49                    16988.47
  1993/05/31      16583.27                    17083.94
  1993/06/30      16868.01                    17369.08
  1993/07/31      16855.57                    17391.83
  1993/08/31      17255.09                    17753.93
  1993/09/30      17473.40                    17956.14
  1993/10/31      17499.96                    17990.80
  1993/11/30      17385.79                    17832.30
  1993/12/31      17782.24                    18208.74
  1994/01/31      18023.76                    18416.68
  1994/02/28      17503.28                    17939.69
  1994/03/31      16712.05                    17209.19
  1994/04/30      16795.06                    17355.12
  1994/05/31      16881.02                    17505.59
  1994/06/30      16831.44                    17398.63
  1994/07/31      17128.06                    17717.55
  1994/08/31      17170.48                    17778.85
  1994/09/30      16938.54                    17517.86
  1994/10/31      16587.25                    17206.74
  1994/11/30      16065.07                    16895.64
  1994/12/31      16447.72                    17267.52
  1995/01/31      16942.52                    17761.02
  1995/02/28      17430.84                    18277.51
  1995/03/31      17285.80                    18487.52
  1995/04/30      17319.28                    18509.34
  1995/05/31      17877.67                    19099.97
  1995/06/30      17670.09                    18933.80
  1995/07/31      17782.94                    19113.29
  1995/08/31      18023.39                    19355.65
  1995/09/30      18162.85                    19478.17
  1995/10/31      18434.53                    19761.38
  1995/11/30      18787.30                    20089.22
  1995/12/31      18982.83                    20282.28
  1996/01/31      19114.85                    20435.41
  1996/02/29      18961.02                    20297.47
  1996/03/31      18679.54                    20038.07
  1996/04/30      18610.16                    19981.36
  1996/05/31      18592.50                    19973.37
  1996/06/30      18807.21                    20190.88
  1996/07/31      18973.70                    20374.62
  1996/08/31      18937.43                    20369.73
  1996/09/30      19153.14                    20654.90
  1996/10/31      19355.34                    20888.51
  1996/11/30      19710.24                    21270.77
  1996/12/31      19624.04                    21181.43
IMATRL PRASUN   SHR__CHT 19961231 19970110 111723 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Michigan Municipal Income Fund on December 31, 1986. As the chart shows, by December 31, 1996, the value of the investment would have grown to $19,624 - a 96.24% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends reinvested, the same $10,000 would have grown to $21,181 - a 111.81% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      YEARS ENDED DECEMBER 31,

      1996                       1995   1994   1993   1992

Dividend returns               5.63%    6.15%    5.40%     6.28%    6.72%

Capital appreciation returns   -2.25%    9.26%   -12.90%    7.55%   2.82%

Total returns                  3.38%    15.41%   -7.50%    13.83%   9.54%

DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains are reinvested.
DIVIDENDS AND YIELD

PERIODS ENDED DECEMBER 31, 1996          PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      9.79(cents)   33.76(cents)   63.05(cents)

Annualized dividend rate                 10.16%        5.95%          5.94%

30-day annualized yield                  4.79%         -              -

30-day annualized tax-equivalent yield   7.83%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.34 over the past month, $11.26 over the past six months and $11.27 over the past year, you can compare the fund's income over these three periods. Dividends per share reflect the income paid by the fund for a set period and do not reflect any tax considerations. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 38.82% combined effective 1996 federal and state tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.
FIDELITY MICHIGAN MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Solid demand helped municipal
bonds perform better than their
investment-grade taxable
counterparts in 1996, even
though new issue supply saw
one of its strongest years ever.
For the year, the Lehman
Brothers Municipal Bond Index -
a broad measure of the municipal
bond market - had a total return of
4.43%. In comparison, the Lehman
Brothers Aggregate Bond Index
- a broad measure of the
performance of the U.S. taxable
bond market - had a total return
of 3.63%. Demand for munis
came from both insurance
companies and individual
investors. The diminishing
likelihood of significant tax reform
in the near future also helped
support the muni market. Like
most domestic bonds, munis
were affected by
stronger-than-expected signs of
strength in the economy early in
1996. Nevertheless, the market
conditions that supported the
muni market prevailed to the
point that munis entered the fall
trading at expensive levels
relative to their taxable
counterparts. At that point and
through October, the
performance of the municipal
market stalled somewhat, as
investor demand declined and
institutional investors sold off
some of their municipal bond
holdings to take profits. That
sell-off subsided somewhat in
November and December, when
munis outperformed comparable
Treasury securities. However,
even though demand helped
buoy munis somewhat in
December, munis were caught in
the overall bond market
downdraft caused by conflicting
economic data and renewed
fears that inflation might lead the
Federal Reserve Board to raise
short-term interest rates.
An interview with David Murphy, Portfolio Manager of Fidelity Michigan Municipal Income Fund
Q. HOW HAS THE FUND PERFORMED, DAVE?
A. Below my expectations. For the 12 months that ended December 31, 1996, the fund provided a return of 3.38%. To get a sense of how the fund performed relative to its peers, the Michigan municipal debt funds average returned 3.17% over the same period, according to Lipper Analytical Services. The Lehman Brothers Michigan Municipal Bond Index, which monitors the marketplace in which the fund invests, had a 12-month return of 4.47% as of December 31.
Q. WHAT STRATEGIES DID YOU EMPLOY?
A. I used three primary strategies over the course of the year. First, I managed the fund to have approximately the same duration characteristics as the securities in its benchmark. Duration is simply a measure of the fund's sensitivity to interest rate movement. Thus, even though there was a fair amount of interest rate volatility in the municipal market, I avoided getting whipsawed by becoming bullish or bearish at the wrong time. Second, I emphasized bonds in the 10 - 20-year maturity range at the expense of bonds in the 20-plus year range. I felt that bonds in the 10 - 20-year range offered more attractive opportunities relative to their longer counterparts.
Q. WHAT WAS THE THIRD STRATEGY?
A. The third strategy was to use a barbelled coupon structure - that is, owning premium-coupon bonds as well as discount-coupon bonds. Historically, premium-coupon bonds, which pay higher annual income than newly issued bonds, offer better downside protection should the market fall. Discount-coupon bonds, which offer annual income below newly issued bonds, offer price appreciation potential should the market rally. Over the entire period, as either of these types of bonds moved closer to par (face value), I attempted to sell them and replace them with similar premium or discount bonds.
Q. WHAT OTHER CHANGES DID YOU MAKE IN THE PORTFOLIO?
A. In addition to the change in maturity structure that I described above, I reduced the fund's exposure to BBB-rated bonds somewhat. Yield spreads between BBB-rated bonds and AAA-rated bonds became too narrow for the additional risk we were taking on, so I began to sell some of the fund's BBB holdings.
Q. WHICH INDIVIDUAL HOLDINGS INFLUENCED PERFORMANCE?
A. The fund's positions in Michigan Health Care Corp. continued to be a drag on performance. Due to a litany of management problems, Michigan Health Care filed for bankruptcy in the spring of 1995 and has been in bankruptcy proceedings since. We're actively monitoring the situation and expect to see some sort of resolution in the near-term. On a positive note, the fund's other hospital-related issues did well, as did bonds issued by Cobo Hall Convention Center.
Q. BOND INSURANCE HAS BECOME QUITE POPULAR IN THE MUNICIPAL MARKETS. WHAT EXACTLY IS BOND INSURANCE AND WHAT HAS DRIVEN ITS POPULARITY?
A. The amount of debt issuance that comes to market with insurance has soared to 50% from approximately 30% a couple years ago. When an issuer insures its debt, the insurer guarantees the payment of principal and interest on the bond. It's important to note, however, that the insurance does not guarantee against price losses. Bond insurance appeals to issuers because they can bring their securities to market with higher ratings and, thus, lower yields. Bond insurance also appeals to investors. The municipal market is basically driven by retail investors who don't have either the time or resources to research an issuer's credit fundamentals. For these investors, bond insurance provides a higher degree of comfort. The fund does buy insured paper, but I'd just as soon seek the higher income from non-insured bonds and have our research team determine the issuer's creditworthiness.
Q. WHAT'S YOUR OUTLOOK?
A. In terms of a nationwide perspective, I think the trends of low inflation levels and strong municipal finances should continue. With respect to the state of Michigan, the economy has been chugging along due to the success of the automotive industry, and I don't see any stop signs coming up in the near-term.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current income for
Michigan residents by normally
investing in investment-grade
municipal securities whose
interest is free from federal
income tax and Michigan
income tax
FUND NUMBER: 081
TRADING SYMBOL: FMHTX
START
DATE: November 12, 1985
SIZE: as of December
31, 1996, more than $455
million
MANAGER: David Murphy,
since 1996; manager, Fidelity
Municipal Income Fund, Fidelity
Advisor Intermediate
Municipal Income Fund,
Spartan Municipal Income
Fund, since 1995; Fidelity
Limited Term Municipal
Income Fund, since 1989;
joined Fidelity in 1989
(checkmark)
DAVE MURPHY ON THE
CONTINUING SUCCESS OF
MICHIGAN'S ECONOMY AND
THE AUTOMOTIVE INDUSTRY:
"The state of Michigan is still
enjoying economic success,
thanks largely to the
phenomenal performance of
the automotive industry. We
typically think of the
automobile business as being
very cyclical, but we've seen
strong sales for the past three
years. This steady
performance has stabilized the
employment situation in the
state and has translated into
steady revenues all around. As
a result, Michigan's economy
has grown at a rate of 2.5 -
3%. One underlying factor
driving this surge has been
the demand for light trucks
and vans. These vehicles
have managed to sustain their
popularity over the last five
years, and I see no
indications of that popularity
fading. In fact, I think we may
see the day when more light
trucks and vans are sold in a
year than passenger cars.
The "Big Three" - Chrysler,
Ford and General Motors -
have done very well in this
area and have been big
contributors to the state's
fiscal success. I can't think of
any other state where a single
industry is so closely
connected to the state's
economic performance."

FIDELITY MICHIGAN MUNICIPAL INCOME FUND



INVESTMENT CHANGES


TOP FIVE SECTORS AS OF DECEMBER 31, 1996
                        % OF FUND'S    % OF FUND'S
                        INVESTMENTS    INVESTMENTS
                                       IN THESE SECTORS
                                       6 MONTHS AGO

General Obligation      20.3           19.1

Health Care             18.2           15.8

Electric Revenue        10.6           12.1

Water & Sewer           9.5            9.3

Escrowed/Pre-Refunded   7.4            9.7

AVERAGE YEARS TO MATURITY AS OF DECEMBER 31, 1996
               6 MONTHS AGO

Years   14.6   14.7

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF DECEMBER 31, 1996
              6 MONTHS AGO

Years   7.7   7.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE. BEGINNING WITH THE REPORTING CYCLE OF JUNE, 1996, THE MODEL USED TO CALCULATE DURATIONS MAY BE SLIGHTLY MODIFIED IN ORDER TO FURTHER REFINE THIS INFORMATION. THESE CHANGES IN METHODOLOGY MAY PRODUCE ADJUSTMENTS IN HISTORICAL DURATION FIGURES.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF DECEMBER 31, 1996 AS OF JUNE 30, 1996
Row: 1, Col: 1, Value: 52.3
Row: 1, Col: 2, Value: 31.9
Row: 1, Col: 3, Value: 7.3
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 1.6
Row: 1, Col: 6, Value: 2.8
Row: 1, Col: 7, Value: 4.1
Aaa 52.4%
Aa, A 31.4%
Baa 10.2%
Ba, B 0.0%
Caa 0.9%
Non-rated 3.0%
Short-term investments 2.1%
Aaa 52.3%
Aa, A 32.9%
Baa 7.3%
Ba, B 0.0%
Caa 0.6%
Non-rated 2.8%
Short-term investments 4.1%
Row: 1, Col: 1, Value: 52.4
Row: 1, Col: 2, Value: 30.4
Row: 1, Col: 3, Value: 10.2
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 1.9
Row: 1, Col: 6, Value: 3.0
Row: 1, Col: 7, Value: 2.1
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
FIDELITY MICHIGAN MUNICIPAL INCOME FUND

INVESTMENTS DECEMBER 31, 1996

Showing Percentage of Total Value of Investments in Securities


MUNICIPAL BONDS - 95.9%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
MICHIGAN - 93.7%
Anchor Bay School Dist. 5.50% 5/1/18
(MBIA Insured)  Aaa $ 2,720,000 $ 2,686,000
Brighton Area School Dist. (Livingston County)
Series II, 0% 5/1/15 (AMBAC Insured)  Aaa  12,950,000  4,678,188
Brighton, Livingston County Wtr. Supply Sys. Ltd. Tax:
 5.25% 11/1/08  A  200,000  201,000
 5.25% 11/1/09  A  200,000  199,500
Clinton Township Bldg. Auth. 4.75% 11/1/10
(AMBAC Insured)  Aaa  2,810,000  2,637,888
Clintondale Commty. Schools 5.50% 5/1/15  Aa  2,205,000  2,182,950
Comstock Pub. Schools (Cap. Appreciation) 0%
5/1/05 (CGIC Insured)  Aaa  1,300,000  858,000
Davison Commty. School Dist. 5.375% 5/1/16
(FGIC Insured)  Aaa  1,000,000  971,250
Dearborn Swr. Disp. Sys. Rev.:
 Series A, 5.10% 4/1/12 (MBIA Insured)  Aaa  1,625,000  1,557,969
 6.50% 4/1/03 (MBIA Insured)  Aaa  1,030,000  1,118,838
 6.50% 4/1/04 (MBIA Insured)  Aaa  1,095,000  1,196,288
Detroit City School Dist. Rfdg. 5.125% 5/1/07  Aa  1,000,000  990,000
Detroit Convention Facs. Rev. Rfdg.
(Cobo Hall Expansion Proj.) 5.25% 9/30/12  A  12,700,000  11,938,000
Detroit Econ. Dev. Corp. Ltd. Oblig. Rev.
(Michigan Health Care Corp. Proj.)
9.10% 12/1/09 (e)  -  3,665,000  714,675
Detroit Gen. Oblig.:
 (Distributable State Aid):
  5.20% 5/1/07 (AMBAC Insured)  Aaa  4,000,000  4,005,000
  5.25% 5/1/08 (AMBAC Insured)  Aaa  7,000,000  6,982,500
  5.25% 5/1/09 (AMBAC Insured)  Aaa  4,500,000  4,449,375
 4.40% 4/1/98  Baa  1,005,000  1,006,256
 5% 4/1/00 (FGIC Insured)  Aaa  1,210,000  1,229,663
 5% 4/1/01 (FGIC Insured)  Aaa  1,000,000  1,015,000
Detroit Hosp. Fing. Auth. Facs. Rev. (Michigan
Healthcare Corp. Proj.) 10% 12/1/20 (e)  Caa  14,520,000  2,831,400
Detroit Swr. Disp. Rev.:
 6% 7/1/05 (MBIA Insured)  Aaa  1,885,000  2,021,663
 6.25% 7/1/07 (MBIA Insured)  Aaa  1,130,000  1,248,650
 5.70% 7/1/23 (FGIC Insured)  Aaa  10,000,000  9,887,500
Detroit Wtr. Supply Sys. Rev. Rfdg.:
 6.25% 7/1/12 (FGIC Insured)  Aaa  1,000,000  1,063,750
 6.50% 7/1/15 (FGIC Insured)  Aaa  16,000,000  17,920,000
 6.20% 7/1/04 (FGIC Insured)  Aaa  3,795,000  4,117,575
Eastern Michigan Univ. Rev. 5.90% 6/1/02
(AMBAC Insured)  Aaa  1,000,000  1,061,250
Ferndale School Dist. Rfdg.:
 6% 5/1/07 (FGIC Insured)  Aaa  1,250,000  1,346,875
 6% 5/1/08 (FGIC Insured)  Aaa  1,300,000  1,395,875
 6% 5/1/09 (FGIC Insured)  Aaa  1,300,000  1,391,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Flint Hosp. Bldg. Auth. Rev. (Hurley Med. Ctr.):
 Rfdg. 9.50% 7/1/06  Baa $ 5,670,000 $ 5,788,957
 6.50% 7/1/20  Baa  5,570,000  5,549,113
Forest Hills Pub. Schools Gen. Oblig. Unltd.
Tax 7.375% 5/1/15
(Pre-Refunded to 5/1/00 @ 101) (d)  Aa  2,000,000  2,202,500
Grand Valley Univ. Gen. Oblig. Rev.:
 Rfdg. 5.15% 1/01/09 (AMBAC Insured)  Aaa  2,750,000  2,712,188
 7.875% 10/1/08  A  1,000,000  1,082,500
Greater Detroit Resources Recovery Auth. Rev.:
 5.50% 12/13/04 (AMBAC Insured)  Aaa  2,000,000  2,085,000
 6.25% 12/13/05 (AMBAC Insured)  Aaa  2,000,000  2,187,500
 6.25% 12/13/05 (AMBAC Insured)  Aaa  4,000,000  4,380,000
 6.25% 12/13/06 (AMBAC Insured)  Aaa  3,945,000  4,324,706
 6.25% 12/13/08 (AMBAC Insured)  Aaa  6,000,000  6,547,500
Gull Lake Commty. School Dist.
(Cap. Appreciation) 0% 5/1/13,
(FGIC Insured)  Aaa  3,000,000  1,211,250
Harbor Springs Pub. School Bldg. Unltd. Tax:
 0% 5/1/11 (AMBAC Insured)  Aaa  1,280,000  571,200
 0% 5/1/12 (AMBAC Insured)  Aaa  1,390,000  585,538
 0% 5/1/13 (AMBAC Insured)  Aaa  1,455,000  578,363
Holly Area School Dist.:
 6.625% 5/1/03 (FGIC Insured)  Aaa  1,225,000  1,353,625
 6.625% 5/1/06 (FGIC Insured)  Aaa  1,150,000  1,285,125
Howell Pub. Schools Unltd. Tax Rfdg.:
(Cap. Appreciation):
  0% 5/1/10 (AMBAC Insured)  Aaa  1,130,000  538,163
  0% 5/1/11 (AMBAC Insured)  Aaa  1,800,000  805,500
  0% 5/1/12 (AMBAC Insured)  Aaa  1,255,000  527,100
  0% 5/1/13 (AMBAC Insured)  Aaa  1,000,000  398,750
  0% 5/1/14 (AMBAC Insured)  Aaa  1,000,000  376,250
  0% 5/1/15 (AMBAC Insured)  Aaa  1,600,000  564,000
Huron Valley School Dist. Rfdg. Unltd. Tax
(Cap. Appreciation) 0% 5/1/11
(FGIC Insured)  Aaa  5,830,000  2,630,788
Imlay City Commty. School Dist. Rfdg.
(Cap. Appreciation) 0% 5/1/06
(FGIC Insured)  Aaa  1,375,000  859,375
Kalamazoo City School Dist. Unltd. Tax
(School Bldg. & Site) 0% 5/1/07  Aa  1,195,000  693,100
Kent County Refuse Disp. Sys. Ltd. Tax Rfdg.
8.40% 11/1/10  Aa  2,000,000  2,094,240
Kent Hosp. Fin. Auth. Rev. Rfdg.
(Butterworth Hospital) Series A,
7.25% 1/15/13  A1  3,685,000  4,375,938
Lakeshore Pub. Schools (Berrien County)
6.80% 5/1/06 (MBIA Insured)  Aaa  1,000,000  1,143,750
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Lansing Bldg. Auth. Rev. (Deferred Interest):
 0% 6/1/10 (AMBAC Insured)  Aaa $ 2,500,000 $ 1,168,750
 0% 6/1/12 (AMBAC Insured)  Aaa  3,000,000  1,230,000
Lowell Area School Unltd. Tax
(Cap. Appreciation)
0% 5/1/15 (FGIC Insured)
(Pre-Refunded to 5/1/05 @ 49) (d)  Aaa  11,375,000  3,682,656
Marquette City Hosp. Fin. Auth. Rev. Rfdg.
(Marquette Gen. Hosp.) Series C:
  7.50% 4/1/07
  (Pre-Refunded to 4/1/99 @ 102) (d)  A  1,000,000  1,087,500
  5.875% 4/1/11 (FSA Insured)  Aaa  2,750,000  2,825,625
  7.50% 4/1/19
  (Pre-Refunded to 4/1/99 @ 102) (d)  A  1,190,000  1,294,125
Mason Pub. School Dist. 6.50% 5/1/05
(FGIC Insured)  Aaa  1,200,000  1,327,500
Michigan Bldg. Auth. Rev.:
 Rfdg. Series I:
  6% 10/1/00  A1  1,375,000  1,450,625
  6.25% 10/1/20  A1  1,500,000  1,526,250
 (Cap. Appreciation):
  (Chippewa Correctional) Series I,
  0% 10/1/00 (Escrowed to Maturity) (d)  Aaa  2,275,000  1,928,063
  (Detroit Reg'l.):
   Series I (d):
    0% 10/1/99 (Escrowed to Maturity)  Aaa  2,000,000  1,780,000
    0% 10/1/01 (Escrowed to Maturity)  Aaa  1,000,000  806,250
    0% 10/1/02 (Escrowed to Maturity)  Aaa  2,000,000  1,525,000
    0% 10/1/04 (Escrowed to Maturity)  A  8,120,000  5,592,650
   Series II, 6.75% 10/1/11  A1  1,000,000  1,080,000
   6.25% 10/1/01 (AMBAC Insured)  Aaa  1,000,000  1,071,250
 (Western Michigan Univ.)
  Series I, 6.75% 10/1/03
   (Pre-Refunded to 10/1/00 @ 101.50) (d)  Aaa  1,000,000  1,096,250
Michigan Comprehensive Trans. Rev. Rfdg.:
 Series II, 7.625% 5/1/11  A1  2,145,000  2,268,338
 Series B, 5.75% 5/15/04  A1  1,275,000  1,351,500
Michigan Gen. Oblig. (College Savings)
0% 8/1/01  Aa  1,045,000  846,450
Michigan Hosp. Fin. Auth. Rev.:
 Rfdg. (Bay Med. Ctr.) Series A,
 8.25% 7/1/12  Baa1  3,000,000  3,243,750
 Rfdg. (Detroit Medical Center Sys.):
  Series A:
   6.375% 8/15/09  A  1,000,000  1,033,750
   6.50% 8/15/18  A  4,000,000  4,140,000
  Series B, 5.50% 8/15/23  A  3,400,000  3,200,250
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Michigan Hosp. Fin. Auth. Rev.: - continued
 Rfdg. (McLaren Obligated Group)
 Series A, 5.375% 10/15/13  A1 $ 4,280,000 $ 4,082,050
 Rfdg. (Pontiac Osteopathic Hosp.)
  6% 2/1/24  Baa1  3,500,000  3,338,125
 Rfdg. (Sinai Hosp. of Detroit) 7% 1/1/03
 (FGIC Insured)
 (Pre-Refunded to 1/1/97 @ 102) (d)  Aaa  1,000,000  1,020,000
 Rfdg. (Sisters of Mercy Health Corp.)
 5.375% 8/15/14 (MBIA Insured)  Aaa  9,950,000  9,838,063
 (Crittenton Hosp.) 5.25% 3/1/14  A1  6,520,000  6,136,950
 (Daughters of Charity) (Providence Hosp.)
 7% 11/1/21  Aa  1,000,000  1,081,250
 (Daughters of Charity Health Sys.)
  5.50% 11/1/05  Aa  1,745,000  1,806,075
 (Presbyterian Villages):
  6.40% 1/1/15  -  1,000,000  1,013,750
  6.50% 1/1/25  -  1,225,000  1,241,844
 (St. John Hosp. & Med. Ctr.):
  6% 5/15/08 (AMBAC Insured)  Aaa  1,615,000  1,728,050
  6% 5/15/09 (AMBAC Insured)  Aaa  1,710,000  1,821,150
 (Mercy Health Svcs.) Series Q:
  6% 8/15/08 (AMBAC Insured)  Aaa  1,130,000  1,192,150
  5.25% 8/15/10 (AMBAC Insured)  Aaa  2,195,000  2,131,894
  6% 8/15/10 (AMBAC Insured)  Aaa  1,265,000  1,312,438
  5.375% 8/15/26 (AMBAC Insured)  Aaa  2,000,000  1,892,500
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.
Series B:
  5.80% 4/1/19  A+  4,650,000  4,580,250
  7.55% 4/1/23  A+  4,750,000  4,999,375
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
 Series A:
  6.80% 12/1/16  AA+  8,000,000  8,460,000
  7.70% 12/1/16  AA+  2,490,000  2,592,713
 Series C:
  5.95% 12/1/14  AA+  2,500,000  2,493,750
  5.90% 12/1/15  AA+  2,000,000  1,992,500
  6% 12/1/16  AA+  2,500,000  2,493,750
  5.95% 12/1/17  AA+  2,905,000  2,908,631
Michigan Job Dev. Auth. Poll. Cont. Rev.
(General Motors Corp.) 5.55% 4/1/09  A3  8,825,000  8,813,969
Michigan Muni. Bond Auth. Rev.
(Local Gov't. Loan Prog.):
  Rfdg. (Cap. Appreciation) Series A,
  0% 12/1/07 (FGIC Insured)  Aaa  1,000,000  557,500
  Rfdg. Series A:
   0% 12/1/04 (FGIC Insured)  Aaa  2,000,000  1,340,000
   0% 12/1/05 (FGIC Insured)  Aaa  1,855,000  1,173,288
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Michigan Muni. Bond Auth. Rev. - continued
(Local Gov't. Loan Prog.): - continued
  Rfdg. Series A: - continued
   0% 12/1/06 (FGIC Insured)  Aaa $ 5,000,000 $ 2,975,000
   4.75% 12/1/09 (FGIC Insured)  Aaa  6,000,000  5,655,000
  Group 9, 8.75% 11/1/17  A  500,000  518,175
  Group 19, 7.50% 11/1/09 (AMBAC Insured)  Aaa  1,000,000  1,070,000
Michigan Pub. Pwr. Agcy. Rev. Rfdg.
 (Belle River Proj.) Series A:
  5.70% 1/1/03  A1  2,000,000  2,095,000
  5.25% 1/1/18  A1  15,000,000  14,137,500
Michigan South Central Pwr. Agcy. Pwr.
Supply Sys. Rev. Rfdg:
  Series 1991, 6.75% 11/1/10  Baa1  2,000,000  2,087,500
  5.90% 11/1/06 (MBIA Insured)  Aaa  3,000,000  3,210,000
  5% 11/1/09 (AMBAC Insured)  Aaa  1,675,000  1,595,438
Michigan Strategic Fund Ltd. Oblig. Rev.:
 Rfdg. (Detroit Edison Co.):
  Series AA, 6.40% 9/1/25 (MBIA Insured)  Aaa  5,000,000  5,306,250
  7% 7/15/08 (MBIA Insured)  Aaa  2,000,000  2,305,000
  6.50% 2/15/16 (FGIC Insured)  Aaa  1,250,000  1,326,563
  7% 5/1/21 (AMBAC Insured)  Aaa  8,500,000  10,200,000
 Rfdg. (Envir. Research Institute):
  6.25% 8/15/06  A-  2,660,000  2,793,000
  6.375% 8/15/12  A-  1,770,000  1,838,588
  8.125% 10/1/14  -  8,595,000  9,475,988
 Rfdg. (Ford Co. Proj.) Series A,
 7.10% 2/1/06  A1  4,000,000  4,645,000
 Rfdg. (General Motors Corp.)
 6.20% 9/1/20  A3  1,500,000  1,550,625
 (Gladwin Pines Nursing Home Proj.)
 8.75% 1/1/08  A-  1,640,000  1,721,377
 (Michigan Health Care Corp. Proj.)
 9.10% 12/1/14 (e)  -  1,795,000  350,025
Michigan State Univ. Rev. Series A:
  6% 2/15/03 (AMBAC Insured)  Aaa  1,030,000  1,104,675
  6% 2/15/06 (AMBAC Insured)  Aaa  1,065,000  1,143,544
  6.25% 8/15/15  Aa  2,000,000  2,062,500
Michigan Trunk Line Series A:
 5.75% 10/1/04  A1  4,145,000  4,372,975
 5.40% 11/1/11 (FGIC Insured)  A1  1,585,000  1,583,019
 5.80% 11/15/24 (FGIC Insured)  Aaa  3,120,000  3,135,600
Mona Shores School Dist. Rev. (School Bldg. & Site)
6.75% 5/1/10 (FGIC Insured)  Aaa  2,220,000  2,530,800
Monroe County Poll. Cont. Rev. (Detroit Edison
Proj.) Series CC, 7.50% 12/1/19
(AMBAC Insured)  Aaa  5,000,000  5,506,250
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Okemos Pub. School Dist. Rfdg.
(Cap. Appreciation):
  0% 5/1/12 (MBIA Insured)  Aaa $ 2,500,000 $ 1,065,625
  0% 5/1/13 (MBIA Insured)  Aaa  1,700,000  686,375
Port Huron Area School Dist. Unltd. Tax
(Cap. Appreciation) (School Bldg. & Site)
 0% 5/1/08  Aa  1,975,000  1,068,969
Rochester Commty. School Dist. Unltd. Tax Rfdg.
5.625% 5/1/11 (FGIC Insured)  Aaa  1,000,000  1,028,750
Romulus Commty. School Dist.
(Cap. Appreciation):
  Series I, 0% 5/1/06 (FSA Insured)  Aaa  3,610,000  2,256,250
  0% 5/1/20 (FGIC Insured)  Aaa  1,390,000  371,825
Royal Oak City School Dist. Unltd. Tax
0% 5/1/05 (AMBAC Insured)  Aaa  3,000,000  1,987,500
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Rfdg.
(William Beaumont Hosp.) 5.50% 1/1/14  Aa  4,000,000  3,950,000
St. Clair Shores Econ. Dev. Corp. Ltd. Oblig. Rev.
(Bon Secours Health Sys.)
Series B, 7.50% 9/1/15  A  1,900,000  2,042,500
St. John's Pub. Schools 6.50% 5/1/07
(FGIC Insured)  Aaa  1,400,000  1,564,500
Saline Area Schools 6% 5/1/08 (FGIC Insured) Aaa 2,540,000 2,743,200 Univ. of Michigan Hosp. Rev.
Series 1990, 7% 12/1/21
(Pre-Refunded to 12/1/00 @ 102) (d)  Aa  1,000,000  1,111,250
Vicksburg Commty. Schools
 7% 5/1/07 (MBIA Insured)
 (Pre-Refunded to 5/1/01 @ 102) (d)  Aaa  1,750,000  1,953,438
Walled Lake Cons. School Dist. Rfdg.
5.30% 5/1/09 (MBIA Insured)  Aaa  3,550,000  3,585,500
Wayne Charter County Arpt. Rev.:
 (Subordinated Lien) (Detroit Metropolitan Arpt.):
  Series B, 6.875% 12/1/11
  (MBIA Insured) (b)  Aaa  1,500,000  1,606,875
  Series C, 5.25% 12/1/13
  (MBIA Insured)  Aaa  2,000,000  1,917,500
Wayne County Bldg. Auth. Ltd. Tax
Series A, 8% 3/1/17
(Pre-Refunded to 3/1/02 @ 102) (d)  Baa1  2,250,000  2,626,875
West Ottawa Pub. School Dist. Rfdg.
5.25% 5/1/10 (FGIC Insured)  Aaa  2,325,000  2,281,406
West Ottawa Pub. School Dist. Unltd. Tax
Gen. Oblig. (Cap. Appreciation) 0% 5/1/06
(MBIA Insured)  Aaa  4,110,000  2,604,713
Western Michigan Univ. Rev.:
 Rfdg. 6.50% 7/15/21 (AMBAC Insured)
 (Pre-Refunded to 7/15/01 @ 102) (d)  Aaa  2,500,000  2,750,000
 1.67% 7/15/17 (FGIC Insured) (f)  Aaa  2,500,000  2,237,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Western Townships Util. Auth. Swr. Disp. Sys. Ltd.
Tax 8.20% 1/1/18  BBB+ $ 2,500,000 $ 2,706,250
Williamston Commty. School Dist. 6.25% 5/1/09
(MBIA Insured)  Aaa  1,500,000  1,629,362
Williamston Gen. Oblig. Rfdg. 6.90% 11/1/17
(AMBAC Insured)  Aaa  1,000,000  1,096,250
   424,122,249
PUERTO RICO - 2.2%
Puerto Rico Commonwealth Aqueduct & Swr.
5% 7/1/15  Baa1  4,000,000  3,700,000
Puerto Rico Commonwealth Hwy. & Trans. Auth.
Series W, 5.50% 7/1/13 (FSA Insured)  Aaa  3,000,000  3,060,000
Puerto Rico Commonwealth Urban Renewal & Hsg.
Corp. Rfdg. 7.875% 10/1/04  Baa  2,800,000  3,062,500
   9,822,500
TOTAL MUNICIPAL BONDS
(Cost $431,022,749)  $ 433,944,749
MUNICIPAL NOTES (A) - 4.1.%
MICHIGAN - 4.1%
Delta County Econ. Dev. Corp. Environ. Impt. Rev.
(Mead Escanaba Paper Co. Proj.) Series 1992,
5%, LOC Union Bank of Switzerland,
VRDN (b)  A-1+  1,500,000  1,500,000
Detroit City School Dist. RAN 4.50% 5/1/97  SP-1+  3,000,000  3,008,370
Detroit Wtr. Supply Sys. Participating VRDN
Series 95 SGB-6, 4.15%,
Liquidity Facility Societe Generale (g)  Aaa  2,570,000  2,570,000
Michigan Hsg. Dev. Auth. Single Family Mtg.
Participating VRDN, Series PT-19, 4.30%,
 Liquidity Facility Credit Suisse (b)(g) AA+ 1,000,000 1,000,000 Michigan Hosp. Fin. Auth. Rev.
(Hosp. Equip. Loan Program) Series A, 4.15%,
LOC First of America Bank, VRDN  VMIG 1  300,000  300,000
Michigan Muni Bond Auth. RAN Series 1996-A,
4.50% 7/3/97  SP-1+  1,120,000  1,125,734
Michigan Strategic Fund Ltd. Oblig. Rev. Rfdg., VRDN:
 (Dow Chemical Co. Proj.) Series 1994, 5.10%  P-1  1,100,000  1,100,000
 (Peachwood Ctr. Associates) Series 1995, 4.25%,
 LOC Nat'l. Bank of Detroit  A-1+  500,000  500,000
MUNICIPAL NOTES (A) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Michigan Strategic Fund Poll. Cont. Rev. Bonds
(Dow Chemical Co. Proj.) Series 1986:
  3.50% tender, 2/14/97  P-1 $ 2,000,000 $ 2,000,220
  3.50% tender, 2/19/97  P-1  2,500,000  2,500,475
Michigan Strategic Fund Solid Waste Disp. Rev.
(Grayling Gen. Station Proj.) Series 1990, 4.25%,
LOC Barclays Bank, VRDN (b)  VMIG 1  300,000  300,000
Michigan Trunk Line Participating VRDN
Series 96A SG-87, 4.15%,
Liquidity Facility Societe Generale (g)  Aaa  1,000,000  1,000,000
Univ. of Michigan Rev., VRDN:
 (Hospital Bonds) Series 1995-A, 5.10%  VMIG 1  1,100,000  1,100,000
 Series 1995 A, 5.10%  VMIG 1  200,000  200,000
Wayne Charter County Arpt. Rev. Rfdg.
(Detroit Metro., Wayne County) Series 1996-A,
4.25%, LOC Bayerische Landesbank, VRDN  VMIG 1  300,000  300,000
TOTAL MUNICIPAL NOTES
(Cost $18,498,414)   18,504,799
TOTAL INVESTMENTS
(Cost $449,521,163)  $ 452,449,548
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
1.The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2.Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3.Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4.Security collateralized by an amount sufficient to pay interest and principal.
5.Non-income producing-issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
6.Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
7.Provides evidence of ownership in one or more underlying municipal bonds. OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 73.9% AAA, AA, A 85.1%
Baa 6.7% BBB  3.3%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.6% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.6%
The percentage not rated by either S&P or Moody's amounted to 2.8%. FMR has determined that unrated debt securities that are lower quality account for 0.2% of the total value of investment in securities.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation   20.3%
Health Care    18.2
Electric Revenue   10.6
Water & Sewer   9.5
Escrowed/Pre-Refunded   7.4
Housing   6.7
Special Tax   5.4
Others
 (individually less than 5%)    21.9
TOTAL   100.0%
INCOME TAX INFORMATION
At December 31, 1996, the aggregate cost of investment securities for income tax purposes was $449,521,163. Net unrealized appreciation aggregated $2,928,385, of which $20,543,087 related to appreciated investment securities and $17,614,702 related to depreciated investment securities.
At December 31, 1996, the fund had a capital loss carryforward of approximately $676,169 which will expire on December 31, 2003.
At December 31, 1996, the fund was required to defer $2,475,010 of losses on futures contracts.
During fiscal year ended 1996, 100% of the fund's income dividends was free from federal income tax, and 1.95% of the fund's income dividends was subject to the federal alternative minimum tax.
FIDELITY MICHIGAN MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1996

ASSETS

Investment in securities, at value (cost $449,521,163) -                 $ 452,449,548
See accompanying schedule

Interest receivable                                                       6,247,326

 TOTAL ASSETS                                                             458,696,874

LIABILITIES

Payable to custodian bank                                   $ 21,002

Payable for investments purchased                            1,300,178

Payable for fund shares redeemed                             679,684

Distributions payable                                        702,460

Accrued management fee                                       149,191

Other payables and accrued expenses                          115,121

 TOTAL LIABILITIES                                                        2,967,636

NET ASSETS                                                               $ 455,729,238

Net Assets consist of:

Paid in capital                                                          $ 455,952,033

Accumulated undistributed net realized gain (loss)                        (3,151,180)
on investments

Net unrealized appreciation (depreciation)                                2,928,385
on investments

NET ASSETS, for 40,323,011 shares outstanding                            $ 455,729,238

NET ASSET VALUE, offering price and redemption price                      $11.30
per share ($455,729,238 (divided by) 40,323,011 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1996

INTEREST INCOME                                                       $ 28,458,408

EXPENSES

Management fee                                          $ 1,839,031

Transfer agent, accounting and custodian fees            825,927
and expenses

Non-interested trustees' compensation                    1,738

Registration fees                                        32,792

Audit                                                    39,672

Legal                                                    9,346

Reports to shareholders                                  1,084

Miscellaneous                                            5,046

 Total expenses before reductions                        2,754,636

 Expense reductions                                      (5,333)       2,749,303

NET INTEREST INCOME                                                    25,709,105

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                   1,128,209

 Futures contracts                                       703,151       1,831,360

Change in net unrealized appreciation (depreciation)                   (12,978,543)
on investment securities

NET GAIN (LOSS)                                                        (11,147,183)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 14,561,922
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED       YEAR ENDED
                                                         DECEMBER 31,     DECEMBER 31,
                                                         1996             1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 25,709,105     $ 26,006,935
Net interest income

 Net realized gain (loss)                                 1,831,360        2,207,539

 Change in net unrealized appreciation (depreciation)     (12,978,543)     39,177,235

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          14,561,922       67,391,709
FROM OPERATIONS

Distributions to shareholders                             (25,709,105)     (26,006,935)
From net interest income

 In excess of net interest income                         (80,276)         -

 In excess of net realized gain                           -                (3,890)

 TOTAL DISTRIBUTIONS                                      (25,789,381)     (26,010,825)

Share transactions                                        57,025,517       110,232,268
Net proceeds from sales of shares

 Reinvestment of distributions                            19,641,907       19,680,585

 Cost of shares redeemed                                  (101,584,850)    (113,113,870)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (24,917,426)     16,798,983
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (36,144,885)     58,179,867

NET ASSETS

 Beginning of period                                      491,874,123      433,694,256

 End of period                                           $ 455,729,238    $ 491,874,123

OTHER INFORMATION
Shares

 Sold                                                     5,052,266        9,948,827

 Issued in reinvestment of distributions                  1,742,412        1,766,407

 Redeemed                                                 (9,019,787)      (10,168,400)

 Net increase (decrease)                                  (2,225,109)      1,546,834


FINANCIAL HIGHLIGHTS
      YEARS ENDED DECEMBER 31,

      1996                       1995   1994   1993 A   1992


SELECTED PER-SHARE DATA

Net asset value,                   $ 11.560    $ 10.580    $ 12.340    $ 11.710    $ 11.410
beginning of period

Income from Investment              .630 B      .611        .687        .709        .733
Operations
Net interest income

 Net realized and                   (.258)      .980        (1.590)     .870        .320
 unrealized gain (loss)

 Total from investment              .372        1.591       (.903)      1.579       1.053
 operations

Less Distributions

 From net interest income           (.630)      (.611)      (.687)      (.709)      (.733)

 In excess of net                   (.002) C    -           -           -           -
 interest income

 From net realized gain             -           -           (.080)      (.240)      (.020)

 In excess of net                   -           -           (.090)      -           -
 realized gain

 Total distributions                (.632)      (.611)      (.857)      (.949)      (.753)

Net asset value,                   $ 11.300    $ 11.560    $ 10.580    $ 12.340    $ 11.710
end of period

TOTAL RETURN                        3.38%       15.41%      (7.50)%     13.83%      9.54%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period          $ 455,729   $ 491,874   $ 433,694   $ 563,492   $ 463,816
(000 omitted)

Ratio of expenses to average        .59%        .59%        .57%        .59%        .61%
net assets

Ratio of net interest income to     5.52%       5.49%       6.04%       5.79%       6.36%
average net assets

Portfolio turnover rate             29%         29%         18%         33%         15%


A EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
B NET INTEREST INCOME PER SHARE REFLECTS A PAYMENT OF APPROXIMATELY $.049 RECEIVED FROM AN ISSUER THAT IS IN BANKRUPTCY.
C THE AMOUNT SHOWN REFLECTS CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).

FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND



PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed the fund for certain expenses, the past five years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                 PAST 1   PAST 5   LIFE OF
                                                YEAR     YEARS    FUND

Fidelity Michigan Municipal                     3.00%    14.20%   26.05%
 Money Market Fund

All Tax-Free Money Market Funds Average         2.98%    14.05%   21.99%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on January 12, 1990. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of 416 all tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. over the past one year. (The periods covered by the IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996                 PAST 1   PAST 5   LIFE OF
                                                YEAR     YEARS    FUND

Fidelity Michigan Municipal                     3.00%    2.69%    3.37%
 Money Market Fund

All Tax-Free Money Market Funds Average         2.98%    2.66%    3.10%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                               1/1/96   4/1/96    7/1/96   9/30/96   12/30/96



Fidelity Michigan Municipal    4.00%    2.86%     2.91%    3.18%     3.38%
Money Market Fund



All Tax-Free Money Market      3.95%    2.87%     2.89%    3.18%     3.32%
Funds Average



Fidelity Michigan Municipal    6.54%    4.67%     4.76%    5.20%     5.52%
Money Market Fund
Tax-equivalent





Row: 1, Col: 1, Value: 4.0
Row: 1, Col: 2, Value: 3.95
Row: 2, Col: 1, Value: 2.86
Row: 2, Col: 2, Value: 2.87
Row: 3, Col: 1, Value: 2.49
Row: 3, Col: 2, Value: 2.89
Row: 4, Col: 1, Value: 3.18
Row: 4, Col: 2, Value: 3.18
Row: 5, Col: 1, Value: 3.38
Row: 5, Col: 2, Value: 3.38
5% -
4% -
3% -
2% -
1% -
0%
Fidelity Michigan
Municipal Money
Market  Fund
All Tax-Free Money
Market Funds
Average
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1996 federal and state income tax rate of 38.82%. A portion of the fund's income may be subject to the federal alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the
tax-free yield - makes the
comparison more
meaningful. Keep in mind that
the U.S. government neither
insures nor guarantees a
money market fund. And there
is no assurance that a money
fund will maintain a $1 share
price.
(checkmark)
FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Deborah Watson became Portfolio Manager of Fidelity Michigan Municipal Money Market Fund on August 1, 1996
Q. DEB, WHAT HAS THE INVESTMENT CLIMATE BEEN LIKE OVER THE PAST 12 MONTHS?
A. At the beginning of the period, most market participants expected the Federal Reserve Board to continue lowering the rate banks charge each other for overnight loans - known as the federal funds rate - due to a moderate rate of growth in the economy and mild inflationary pressures. These conditions helped to persuade the Fed to continue pursuing monetary policy designed to stimulate economic growth. The Fed lowered the federal funds rate one-quarter percentage point in January 1996, bringing the rate down to 5.25%. In mid-February, Fed Chairman Alan Greenspan, testifying before Congress, surprised many by suggesting that the economy was in no need of further stimulus. Greenspan's opinion was reinforced dramatically in early March with the release of the February employment report, which came in much higher than expected. Market sentiment shifted and a sharp sell-off in the bond market ensued. Over the past few months, however, signs of weakness in employment and a lack of inflationary pressures in price indices have kept the Fed on the sidelines, while the market has responded with lower rates.
Q. WHAT SORT OF STRATEGY DID THE FUND PURSUE THROUGH THIS CHANGING
ENVIRONMENT?
A. When the period began, the fund was well-positioned for a declining rate environment with an average maturity of 47 days. Through the spring, however, the maturity was allowed to roll down due to the expectation of higher rates and thin supply. By July, the supply picture changed dramatically and prices on money market instruments began to reflect anticipated rate increases by the Fed. I added longer-term securities, extending the fund's average maturity back out to 47 days. Since then, supply has been constrained, and I've maintained the maturity in the mid to high 40-day range, waiting for more concrete signals on the direction of the economy and Fed policy.
Q. HOW DID THE FUND PERFORM OVER THE PAST YEAR?
A. The fund's seven-day yield on December 31, 1996, was 3.39%, compared to 3.98% 12 months earlier. The latest yield was the equivalent of a taxable yield of 5.54% for Michigan investors in the 38.82% combined federal and state tax bracket. The fund's total return during the 12-month period was 3.00%. That beat the total return of 2.98% for the all tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT DO YOU SEE HAPPENING OVER THE NEXT SIX MONTHS?
A. I anticipate the Fed will keep the fed funds rate stable at 5.25% probably through the first quarter of 1997. Until then, the market will be anxiously awaiting further signals on the economy as new data is released. However, I believe it is more probable that the next move will be for the Fed to raise the fed funds rate due to tightness in the labor market and the possibility for an increase in wages, among other factors. That said, I will keep the average maturity fairly stable, in the 40- to 50-day range. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income while maintaining
a stable $1 share price by
investing in high-quality,
short-term municipal
money market securities
TRADING SYMBOL: FMIXX
FUND NUMBER: 420
START DATE: January 12, 1990
SIZE: as of December 31,
1996, more than $260 million
MANAGER: Deborah Watson,
since August 1996; manager,
various Fidelity and Spartan
state municipal money
market funds; joined Fidelity
in 1982
(checkmark)
WORDS TO KNOW
COMMERCIAL PAPER: A security
issued by a municipality to
finance capital or operating
needs.
FEDERAL FUNDS RATE: The interest
rate banks charge each other
for overnight loans.
MATURITY: The time remaining
before an issuer is scheduled
to repay the principal amount
on a debt security. When the
fund's average maturity -
weighted by dollar amount -
is short, the fund manager is
anticipating a rise in interest
rates. When the average
maturity is long, the manager
is expecting rates to fall.
When the average maturity is
neutral, the manager wants
the flexibility to respond to
rising rates, while still
capturing a portion of the
higher yields available from
issues with longer maturities.
MUNICIPAL NOTE: A security
issued in advance of future
tax or other revenues and
payable from those specific
sources.
TENDER BOND: A variable-rate,
usually long-term security that
gives the bond holder the
option to redeem the bond at
face value before maturity.
VARIABLE RATE DEMAND NOTE
(VRDN): A tender bond that
can be redeemed on short
notice, typically one or seven
days. VRDNs are useful in
managing the fund's average
maturity and liquidity.


FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND



INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            12/31/96           6/30/96            12/31/95

0 - 30       69                 69                 68

31 - 90      11                   14               10

91 - 180     9                  11                 13

181 - 397    11                 6                   9

WEIGHTED AVERAGE MATURITY
                             12/31/96   6/30/96   12/31/95

Michigan Municipal
Money Market Fund            47 days    46 days   47 days

All Tax-Free Money Market
Funds Average*                51 days   50 days   53 days

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF DECEMBER 31, 1996 AS OF JUNE 30, 1996

Row: 1, Col: 1, Value: 65.0
Row: 1, Col: 2, Value: 19.0
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 10.0
Row: 1, Col: 5, Value: 4.0
Row: 1, Col: 1, Value: 62.0
Row: 1, Col: 2, Value: 10.0
Row: 1, Col: 3, Value: 4.0
Row: 1, Col: 4, Value: 19.0
Row: 1, Col: 5, Value: 2.0
Variable rate
demand notes
(VRDNs) 68%
Commercial
paper 17%
Tender bonds 1%
Municipal
notes 11%
Other 3%
Variable rate
demand notes
(VRDNs) 65%
Commercial
paper 10%
Tender bonds 4%
Municipal
notes 19%
Other 2%
* SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND

INVESTMENTS DECEMBER 31, 1996
Showing Percentage of Total Value of Investments in Securities


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MICHIGAN - 100.%
Allegan Intermediate School Dist. Spl. Ed. TAN
4.25% 4/1/97 $ 1,300,000 $ 1,301,417
Bruce Township Hosp. Fin. Auth. Sisters of Charity
Health Care Sys. Rev. Bonds (St. Joseph Hosp. Ctr. Proj.)
3.65%, tender 5/1/97 (MBIA Insured)
(BPA Morgan Guaranty Trust Co.)  2,400,000  2,400,000
Chelsea Econ. Dev. Corp. Ltd. Oblig. Rev.
(Silver Maples of Chelsea Proj.) Series 1996, 4.15%,
LOC Comerica Bank, VRDN  3,000,000  3,000,000
Dearborn Econ. Dev. Corp. Ltd. Oblig. Rev.
(Oakbrook Common Proj.) Series 1991,
 4.30%, LOC Mellon Bank, NA, VRDN  2,800,000  2,800,000
Delta County Econ. Dev. Corp. Envir. Impt. Rev.
(Mead Escanaba Paper Co. Proj.):
  Series 1992, 5%, LOC Union Bank of Switzerland,
  VRDN (b)  1,000,000  1,000,000
  Bonds:
   Series A:
    3.60%, tender 1/8/97, LOC Swiss Bank Corp  1,050,000  1,050,000
    3.55%, tender 2/6/97, LOC Swiss Bank Corp  1,000,000  1,000,000
   Series B:
    3.60%, tender 1/8/97,
    LOC Union Bank of Switzerland  1,400,000  1,400,000
    3.55%, tender 2/6/97,
    LOC Union Bank of Switzerland  2,000,000  2,000,000
Detroit School Dist. RAN 4.50% 5/1/97  3,000,000  3,005,254
Detroit Swr. Disp. Rev. Bonds 6.70% 7/1/97  1,500,000  1,550,169
Detroit Wtr. Supply Sys. Participating VRDN (c):
 Series SG-64, 4.15% (Liquidity Facility Societe Generale)
 (MBIA Insured)  2,000,000  2,000,000
 Series SGB-6, 4.15% (Liquidity Facility Societe Generale)
 (MBIA Insured)  3,000,000  3,000,000
East China School Dist. RAN 4% 6/30/97  1,500,000  1,502,543
Flint Econ. Dev. Corp. Ltd. Oblig. Rev.
(Genessee County Real Estate Proj.) 4.35%,
LOC NBD Bank, VRDN (b)  1,000,000  1,000,000
Genesee County Econ. Dev. Corp. Ltd. Oblig. Econ. Dev. Rev.
(Creative Foam Corp. Proj.) Series 1994, 4.35%,
LOC NBD Bank, VRDN (b)  3,000,000  3,000,000
Georgetown Charter Township Ltd. Oblig. Ind. Dev. Rev.
(J&F Steel Corp. Proj.) Series 1989, 4.20%,
LOC Societe Generale, VRDN (b)  1,000,000  1,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Grand Rapids Econ. Dev. Auth. Rev. (Calder Plaza Proj.)
Series 1992 A, 4.10%,
LOC Old Kent Bank, VRDN $ 750,000 $ 750,000
Grand Rapids Econ. Dev. Corp. Econ. Dev. Rev. Rfdg.
(Amway Hotel Proj.) Series 1991 B,
4.20%, LOC ABN-AMRO Bank, VRDN  3,100,000  3,100,000
Grand Rapids Econ. Dev. Corp. Ltd. Oblig. Rev.
(Holland Home Proj.) Series 1994 B,
4.20%, LOC Old Kent Bank, VRDN  2,250,000  2,250,000
Grand Rapids Ind. Dev. Rev. (Rowe Int'l.) Series 1984,
4.50%, LOC Chase Manhattan Bank, VRDN  5,300,000  5,300,000
Greater Detroit Resource Recovery Auth. Bonds Series A,
4% 12/13/97 (AMBAC Insured)  3,500,000  3,511,271
Jackson County Econ. Dev. Corp. Rev. (SPX Corp. Proj.)
3.70%, LOC NBD Bank, VRDN  2,000,000  2,000,000
Kalamazoo Econ. Dev. Corp. Rev. Rfdg.
(La Quinta Motor Inns) Series 1991,
4.35%, LOC NationsBank, VRDN  1,890,000  1,890,000
Kent County Hosp. Fin. Auth. Participating VRDN,
Series 94-C1, 4.35% (MBIA Insured)
(Liquidity Facility Norwest Bank)(c)  800,000  800,000
Kent County Hosp. Fin. Auth. Rev.
(Butterworth Hosp. Proj.) Series 1991 A,
4%, LOC Rabobank, VRDN  3,500,000  3,500,000
Livonia Econ. Dev. Corp., VRDN:
 (Ajluni Proj.) Series 1993,
  4.35%, LOC Nat'l Bank of Detroit (b)  2,000,000  2,000,000
 (Foodland Distributors Corp.) 4.25%, LOC Comerica 2,100,000 2,100,000 Michigan Bldg. Auth. Rev.:
 Bonds Series 1, 3.90% 10/1/97  1,000,000  1,001,781
 3.50% 5/1/97, LOC Canadian Imperial Bank, CP  12,500,000  12,500,000
Michigan Higher Ed. Student Loan Auth. Rev., VRDN (b):
 Rfdg.:
  Series XII-B, 4.10% (AMBAC Insured)
  (BPA Krediet Bank, NV)  8,300,000  8,300,000
  Series XII-F, 4.10%
  (MBIA Insured)(BPA Krediet Bank, NV)  5,200,000  5,200,000
 Series XII-D, 4.10%
 (AMBAC Insured) (BPA Krediet Bank, NV)  3,400,000  3,400,000
Michigan Muni. Bond Auth. RAN:
 Series 1996 A, 4.50% 7/3/97  14,500,000  14,541,101
 Series 1996 B, 4.50% 7/25/97  2,000,000  2,005,391
 Series 1996 D, 4.50% 9/19/97  5,000,000  5,018,291
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Michigan Hosp. Fin. Auth. Hosp. Equip. Rev.
4.15%, LOC First of America Bank-Michigan, VRDN $ 3,500,000 $ 3,500,000 Michigan Hosp. Fin. Auth. Rev., VRDN:
 (Hosp. Equip. Loan Prog.):
  Series A, 4.15% LOC First of America Bank  8,100,000  8,100,000
 Series A, Installment 9, 4.15%,
 LOC First of America Bank  1,200,000  1,200,000
 4.15%, LOC First of America Bank  700,000  700,000
 (St. Mary's Hosp. of Livonia) Series 1996 A, 4.30%,
 LOC Comerica Bank  4,000,000  4,000,000
Michigan Hsg. Dev. Auth. Multi-Family Hsg. Rev. Bonds :
 Series 1988 A:
  3.625%, tender 1/15/97, LOC Credit Suisse (b)  1,000,000  1,000,000
  3.55%, tender 2/11/97, LOC Credit Suisse (b)  2,000,000  2,000,000
Michigan Hsg. Dev. Auth. Participating VRDN (b)(c):
 Series PT-19, 4.30% (Liquidity Facility Credit Suisse)  9,570,000
9,570,000
 Series PT-38, 4.30% (FSA Insured)
 (Liquidity Facility Commerzbank)  4,710,000  4,710,000
 Series PT-58, 4.30% (Liquidity Facility Credit Suisse)  8,780,000
8,780,000
Michigan Strategic Fund Ltd. Oblig. Rev., VRDN:
 (C-Tec, Inc. Proj.)
 4.25%, LOC SunTrust Bank of Atlanta (b)  1,500,000  1,500,000
 (Doss Ind. Dev. Co.) 4.35%, LOC NBD Bank (b)  3,900,000  3,900,000
 (Envir. Quality Co. Proj.) Series 1995,
 4.35%, LOC Comerica Bank (b)  1,700,000  1,700,000
 (Hi Tech Mold & Engineering)
 Series 1991, 4.35%, LOC NBD Bank (b)  1,200,000  1,200,000
 (Peachwood Center Assoc.) Series 1995,
 4.25%, LOC NBD Bank  1,000,000  1,000,000
 (Orbital Fluid Tech Proj.) Series 1996, (b):
  4.35%, LOC Comerica Bank  1,000,000  1,000,000
  4.35%, LOC Comerica Bank  1,500,000  1,500,000
 (R.H. Wyner Proj.) Series 1996,
 4.23%, LOC State Street Bank & Trust  2,125,000  2,125,000
 (The Spiratex Co. Proj.) Series 1994,
 4.35% LOC NBD Bank (b)  2,600,000  2,600,000
 (Ultimate Hydroforming Inc. Proj.)
 4.35%, LOC NBD Bank (b)  800,000  800,000
 (Uni Boring Co. Inc. Proj.) Series 1992,
 4.35% LOC NBD Bank  1,900,000  1,900,000
 (United Waste Sys. Proj.) Series 1995,
 4.25%, LOC Bank of America  4,300,000  4,300,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Michigan Strategic Fund Poll. Cont. Rev., VRDN:
 Rfdg. (Consumers Pwr. Co. Proj.) Series 1988 A,
 4.95%, LOC Union Bank of Switzerland $ 500,000 $ 500,000
 (General Motors Corp. Composite) 3.10%  5,790,000  5,790,000
Michigan Strategic Fund Rev. Bonds
(Dow Chemical Co. Proj.):
  Series 1986:
   3.60%, tender 1/24/97  1,000,000  1,000,000
   3.50%, tender 2/27/97  2,000,000  2,000,000
   3.50%, tender 2/28/97  1,600,000  1,600,000
  Series 1988 (b):
   3.60%, tender 2/13/97  3,700,000  3,700,000
   3.55%, tender 2/26/97  3,000,000  3,000,000
   3.45%,tender 3/10/97  4,700,000  4,700,000
   3.45%, tender 3/11/97  3,000,000  3,000,000
   3.50%, tender 3/14/97  3,000,000  3,000,000
   3.50%, tender 3/18/97  3,000,000  3,000,000
Michigan Strategic Fund Solid Waste Disp. Sys. Rev., VRDN (b):
 (Grayling Gen. Station Proj.) Series 1990,
 4.25%, LOC Barclays Bank  9,200,000  9,200,000
 (Great Lakes Recovery) 4.30%, LOC NBD Bank  3,000,000  3,000,000
Michigan Trunk Line Participating VRDN (c):
 Series SG-44, 4.15% (FGIC Insured)
 (Liquidity Facility Societe Generale)  5,830,000  5,830,000
 Series SG-87, 4.15% (FGIC Insured)
 (Liquidity Facility Societe Generale)  3,000,000  3,000,000
Michigan Trunk Line Rev. Rfdg. Series B,
4.50% 11/15/97 (FGIC Insured)  1,000,000  1,007,343
Mona Shores School Dist. Participating VRDN, Series SG-26,
4.15% (Liquidity Facility Societe Generale) (c) 8,175,000 8,175,000 Northville Pub. Schools RAN 4.25% 4/1/97 2,300,000 2,302,171
Rochester Hills Econ. Dev. Corp. Ltd. Oblig. Rev. (Cardell Corp.)
4.30%, LOC Comerica Bank, VRDN (b)  200,000  200,000
Sterling Heights Econ. Dev. Corp. Ltd. Oblig. Rev.
(Cherrywood Ctr. Assoc. Proj.)
4.35%, LOC Comerica Bank, VRDN (b)  4,700,000  4,700,000
Univ. of Michigan Hosp. Rev., VRDN:
 Series 1992 A, 5.10%  900,000  900,000
 Series 1995 A, 5.10%  200,000  200,000
Univ. of Michigan Intercollegiate Athletic Rev.
4.95%, VRDN  700,000  700,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Univ. of Michigan Med. Svc. Rev. Series 1995 A,
5.10%, VRDN $ 300,000 $ 300,000
Wayne County Arpt. Rev. Rfdg. VRDN (b):
 Series 1996 A, 4.25%,
 LOC Bayerische Landesbank Girozentale  9,200,000  9,200,000
 Series 1996 B, 4.10%,
 LOC Bayerische Landesbank Girozentale  4,900,000  4,900,000
TOTAL INVESTMENTS - 100%  $ 263,166,732
Total Cost for Income Tax Purposes  $ 263,167,107
SECURITY TYPE ABBREVIATIONS
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
8. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
9. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
10. Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At December 31, 1996, the fund had a capital loss carryforward of approximately $96,800 of which $1,600, $1,700, $10,300, $39,100, $4,800 and
$39,300 will expire on December 31, 1998, 1999, 2001, 2002, 2003 and 2004,
respectively.
During fiscal year ended 1996, 100% of the fund's income dividends was free from federal income tax, and 45.13% of the fund's income dividends was subject to the federal alternative minimum tax.

FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND



FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1996

ASSETS

Investment in securities, at value -                                      $ 263,166,732
See accompanying schedule

Cash                                                                       333,669

Interest receivable                                                        1,513,785

 TOTAL ASSETS                                                              265,014,186

LIABILITIES

Payable for investments purchased                           $ 4,250,065

Distributions payable                                        17,846

Accrued management fee                                       83,793

Other payables and accrued expenses                          70,824

 TOTAL LIABILITIES                                                         4,422,528

NET ASSETS                                                                $ 260,591,658

Net Assets consist of:

Paid in capital                                                           $ 260,688,444

Accumulated net realized gain (loss) on investments                        (96,786)

NET ASSETS, for 260,688,444 shares outstanding                            $ 260,591,658

NET ASSET VALUE, offering price and redemption price                       $1.00
per share ($260,591,658 (divided by) 260,688,444 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1996

INTEREST INCOME                                                      $ 8,407,488

EXPENSES

Management fee                                          $ 930,291

Transfer agent, accounting and custodian fees            475,364
and expenses

Non-interested trustees' compensation                    394

Registration fees                                        35,807

Audit                                                    17,912

Legal                                                    3,420

Miscellaneous                                            1,253

 Total expenses before reductions                        1,464,441

 Expense reductions                                      (24,038)     1,440,403

NET INTEREST INCOME                                                   6,967,085

NET REALIZED GAIN (LOSS) ON INVESTMENTS                               (39,267)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 6,927,818


STATEMENT OF CHANGES IN NET ASSETS

                                                           YEAR ENDED       YEAR ENDED
                                                           DECEMBER 31,     DECEMBER 31,
                                                           1996             1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 6,967,085      $ 7,277,883
Net interest income

 Net realized gain (loss)                                   (39,267)         (4,791)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            6,927,818        7,273,092
FROM OPERATIONS

Distributions to shareholders from net interest income      (6,967,085)      (7,277,883)

Share transactions at net asset value of $1.00 per share    498,526,631      347,831,546
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     6,658,005        6,942,228

 Cost of shares redeemed                                    (475,812,666)    (345,244,892)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           29,371,970       9,528,882
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   29,332,703       9,524,091

NET ASSETS

 Beginning of period                                        231,258,955      221,734,864

 End of period                                             $ 260,591,658    $ 231,258,955


FINANCIAL HIGHLIGHTS
      YEARS ENDED DECEMBER 31,

      1996                       1995   1994   1993   1992


SELECTED PER-SHARE DATA

Net asset value,                   $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
beginning of period

Income from Investment              .030        .033        .024        .020        .026
Operations
Net interest income

Less Distributions

 From net interest income           (.030)      (.033)      (.024)      (.020)      (.026)

Net asset value, end of period     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000

TOTAL RETURN 1.                     3.00%       3.38%       2.44%       1.98%       2.66%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period          $ 260,592   $ 231,259   $ 221,735   $ 175,190   $ 160,817
(000 omitted)

Ratio of expenses to average        .62%        .63%        .61%        .62%        .49% C
net assets

Ratio of expenses to average        .61% B      .63%        .61%        .62%        .49%
net assets after expense
reductions

Ratio of net interest income to     2.96%       3.32%       2.45%       1.96%       2.64%
average net assets


A TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Michigan Municipal Income Fund (the income fund)(formerly Fidelity Michigan Tax-Free High Yield Portfolio) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the money market fund)(formerly Fidelity Michigan Municipal Money Market Portfolio) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income and the money market fund:
SECURITY VALUATION.
INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, market discount and losses deferred due to futures and options.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Accumulated undistributed net realized gain
(loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Distributions in excess of net investment may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FUTURES CONTRACTS AND OPTIONS. The income fund may invest in futures and options contracts, and may also write options. These investments involve, to varying degrees, elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities and interest rates. Risks also may arise if there is an illiquid secondary market for the instruments, or due to the inability of counterparties to perform.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
3. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $131,241,299 and $158,462,059, respectively.
The market value of futures contracts opened and closed during the period amounted to $50,514,583 and $50,178,417, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly basic fee that is calculated on
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to
 .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .25%. For the period, the management fees were equivalent to an annual rate of .40% for the income and money market funds.
SUB-ADVISER FEE. As the money market fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the funds. UMB has entered into a sub-contract with Fidelity Service Co. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received transfer agent and accounting fees amounting to $596,754 and $203,023 for the income fund and $412,544 and $49,657 for the money market fund, respectively.
For the period, the transfer agent fees were equivalent to an annual rate of .13% and .18% of average net assets for the income fund and the money market fund, respectively.
Shareholders participating in the Fidelity Ultra Service Account(registered trademark) Program (the Program) pay a $5.00 monthly fee to Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, for performing services associated with the Program. For the period, fees paid to FBSI by shareholders participating in the Program amounted to $8,520.
5. EXPENSE REDUCTIONS.
Each fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of each fund's expenses. During the period, the transfer agent fees were reduced by $5,333 and $24,038 for the income and money market funds, respectively, under this arrangement.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Michigan Municipal Income Fund (formerly Fidelity Michigan Tax-Free High Yield Portfolio) and Fidelity Michigan Municipal Money Market Fund (formerly Fidelity Michigan Municipal Money Market Portfolio):
We have audited the accompanying statements of assets and liabilities of Fidelity Municipal Trust: Fidelity Michigan Municipal Income Fund (formerly Fidelity Michigan Tax-Free High Yield Portfolio) and Fidelity Municipal Trust II: Fidelity Michigan Municipal Money Market Fund (formerly Fidelity Michigan Municipal Money Market Portfolio), including the schedules of portfolio investments, as of December 31, 1996 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund as of December 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 4, 1997
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
  To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT
IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI




INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
Company
Boston, MA
INVESTMENT SUB-ADVISER,
MONEY MARKET FUND
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
David L. Murphy, Vice President -
INCOME FUND
Deborah F. Watson, Vice President -
MONEY MARKET FUND
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant
Vice President - MONEY MARKET FUND
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer- MONEY MARKET FUND
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Co.
Boston, MA
CUSTODIAN
UMB Bank, n.a
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
* INDEPENDENT TRUSTEES
 AUTOMATED LINE FOR QUICKEST SERVICE